                                                    Registration Nos. 333-108724
                                                                       811-04865

     As filed with the Securities and Exchange Commission on August 12, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.    [ ]                            [ ]

     Post-Effective Amendment No.   [3]                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                  [63]                           [X]

                              VARIABLE ACCOUNT A OF
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 80 Pine Street
                               New York, NY 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

     It is proposed that the filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [X]  on August 12, 2005 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Account A of American International Life Assurance Company of New York under variable annuity contracts.

                                      NOTE

This Post-Effective Amendment No. 3 to the Form N-4 Registration Statement No. 333-108724 ("Registration Statement") of American International Life Assurance Company of New York ("Depositor") and its Variable Account A ("Registrant") is being filed solely for the purposes of (a) including in the Statement of Additional Information additional financial information of Depositor's parent company and (b) updating Part C information for the Depositor and the Registrant, including adding a support agreement and a guarantee as exhibits. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information, as supplemented, was previously filed in Registrant's Post-Effective Amendment No. 2 on May 2, 2005, and is incorporated by reference herein.

                                     PART A

The Prospectus dated May 2, 2005, is incorporated into Part A, of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-108724).

                                     PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-108724).

A supplement dated August 12, 2005 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 3.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
                       SUPPLEMENT DATED AUGUST 12, 2005 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 2, 2005

     Effective August 12, 2005, American International Life Assurance Company of New York ("AI Life" or the "Company") is amending the Statement of Additional Information ("SAI") for the purpose of incorporating certain financial information of AIG International Group, Inc. ("AIG"), the parent company of AI Life into the SAI.

     Beginning on page 11 of the SAI, delete the entire section titled FINANCIAL STATEMENTS and replace it with the following:

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PWC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AI Life. AIG uses PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2004 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2004 of the Separate Account, appearing herein, have been audited by PWC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AI Life Financial Statements

     The balance sheets of AI Life at December 31, 2004 and 2003 (restated) and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2004, appearing herein, have been audited by PWC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Incorporation of AIG Financial Information

     AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the

Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

     The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this SAI, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this SAI.

     We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No. 001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this SAI are also incorporated by reference.

     The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia
100 F. Street, N.E., Room 1580
Washington, DC 20549
Chicago, Illinois
175 W. Jackson Boulevard
Chicago, IL 60604
New York, New York
3 World Financial, Room 4300
New York, NY 10281

     To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this SAI is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Vanguard's Administrative Center, as follows:

Vanguard Annuity and Insurance Services
P. O. Box 2600
Valley Forge, PA 19482-2600
Telephone: 1-800-522-5555

Index to Financial Statements

     You should consider the financial statements of AI Life that we include in this SAI primarily as bearing on the ability of AI Life to meet its obligations under the Contracts.

I.    Variable Account A 2004 Financial Statements                                            Page
                                                                                              ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm......   VA A - 1
Statement of Net Assets as of December 31, 2004..........................................   VA A - 2
Statement of Operations for the year ended December 31, 2004.............................   VA A - 4
Statement of Changes in Net Assets for the years ended December 31, 2004
   and 2003 (restated) ..................................................................   VA A - 6
Notes to Financial Statements............................................................   VA A - 24

II.   AI Life 2004 Financial Statements                                                       Page
                                                                                              ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm......     F - 2
Balance Sheets as of December 31, 2004 and 2003 (restated)...............................     F - 3
Statements of Income for the years ended December 31, 2004, 2003 (restated)
   and 2002 (restated)...................................................................     F - 5
Statements of Shareholder's Equity for the years ended December 31, 2004, 2003
   (restated) and 2002 (restated)........................................................     F - 6
Statements of Cash Flows for the years ended December 31, 2004, 2003 (restated)
   and 2002 (restated)...................................................................     F - 7
Statements of Comprehensive Income for the years ended December 31, 2004, 2003
   (restated) and 2002 (restated)........................................................     F - 8
Notes to Financial Statements............................................................     F - 9

[LOGO OF AIG AMERICAN GENERAL]

                                                              Variable Account A
                                                                Variable Annuity







                                                                            2004
                                                                   Annual Report

                                                               December 31, 2004












                       American International Life Assurance Company of New York
                          A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American International Life Assurance Company of New York and Contract Owners of American Life Assurance Company of New York Variable Account A

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of American International Life Assurance Company of New York Variable Account A (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion.

As discussed in Note H to the financial statements, the Separate Account has restated net investment income (loss) and capital gain distributions from mutual funds for certain Sub-accounts for the year ended December 31, 2003, and the related investment income ratio for the years ended December 31, 2003, 2002 and 2001.

PRICEWATERHOUSECOOPERS LLP


April 29, 2005

                                    VA A - 1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF NET ASSETS
December 31, 2004

                                                                                      Due from (to)
                                                                                        American
                                                                                    International Life
                                                                      Investment       Assurance
                                                                     securities -      Company of
Sub-accounts                                                        at fair value        New York          Net Assets
-----------------------------------------------------------------   -------------   ------------------   --------------
AIM V.I. Capital Appreciation Fund - Series I                       $     319,574   $                -   $      319,574
AIM V.I. International Growth Fund - Series I                             174,024                   (8)         174,016
AllianceBernstein Americas Government Income Portfolio - Class A        4,197,393                    -        4,197,393
AllianceBernstein Global Bond Portfolio - Class A                       1,475,931                  (10)       1,475,921
AllianceBernstein Global Dollar Government Portfolio - Class A          2,555,792                    -        2,555,792
AllianceBernstein Growth and Income Portfolio - Class A                32,226,430                   (3)      32,226,427
AllianceBernstein Growth and Income Portfolio - Class B                10,741,346                    1       10,741,347
AllianceBernstein Growth Portfolio - Class A                           17,038,422                   (1)      17,038,421
AllianceBernstein Growth Portfolio - Class B                            3,231,063                    -        3,231,063
AllianceBernstein High Yield Portfolio - Class A                        3,186,053                   (7)       3,186,046
AllianceBernstein International Portfolio - Class A                     5,558,183                    -        5,558,183
AllianceBernstein International Value Portfolio - Class A               1,853,027                   (8)       1,853,019
AllianceBernstein Money Market Portfolio - Class A                      3,734,318                3,723        3,738,041
AllianceBernstein Money Market Portfolio - Class B                      3,090,981                2,454        3,093,435
AllianceBernstein Premier Growth Portfolio - Class A                   22,146,075                   (1)      22,146,074
AllianceBernstein Premier Growth Portfolio - Class B                    3,679,550                   (1)       3,679,549
AllianceBernstein Real Estate Investment Portfolio - Class A            4,751,841                  (10)       4,751,831
AllianceBernstein Small Cap Growth Portfolio - Class A                  5,932,758                    -        5,932,758
AllianceBernstein Small Cap Value Portfolio - Class A                   4,169,902                   (5)       4,169,897
AllianceBernstein Technology Portfolio - Class A                       12,517,820                    1       12,517,821
AllianceBernstein Technology Portfolio - Class B                        1,666,362                    -        1,666,362
AllianceBernstein Total Return Portfolio - Class A                     12,220,096                   (2)      12,220,094
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class A                                                     9,767,798                    -        9,767,798
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class B                                                       156,743                    -          156,743
AllianceBernstein Utility Income Portfolio - Class A                    4,096,017                   (2)       4,096,015
AllianceBernstein Value Portfolio - Class B                             4,688,616                   (3)       4,688,613
AllianceBernstein Worldwide Privatization Portfolio - Class A           4,960,728                   (4)       4,960,724
Delaware VIP Balanced Series - Standard class                             149,125                    -          149,125
Delaware VIP Capital Reserves Series - Standard class                     230,442                  277          230,719
Delaware VIP Cash Reserves Series - Standard class                        129,795                   58          129,853
Delaware VIP Growth Opportunities Series - Standard class                 622,841                    -          622,841
Delaware VIP High Yield Series - Standard class                            51,924                    -           51,924
Delaware VIP Value Series - Standard class                              1,608,953                    -        1,608,953
Dreyfus Stock Index Fund, Inc. - Initial shares                         1,672,892                    -        1,672,892
Dreyfus VIF Small Company Stock Portfolio - Initial shares                191,665                   (3)         191,662
Fidelity VIP Asset Manager Portfolio - Initial Class                      590,866                    -          590,866
Fidelity VIP Contrafund Portfolio - Initial Class                         680,482                   (4)         680,478
Fidelity VIP Growth Portfolio - Initial Class                           1,524,043                   (1)       1,524,042
Fidelity VIP High Income Portfolio - Initial Class                        114,747                    -          114,747
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              403,954                    -          403,954
Fidelity VIP Money Market Portfolio - Initial Class                     1,377,926                   (4)       1,377,922
Fidelity VIP Overseas Portfolio - Initial Class                            78,464                   (1)          78,463
Mercury HW International VIP Portfolio                                          -                    -                -
Merrill Lynch Basic Value V.I. Fund - Class I                              98,938                   (1)          98,937
Merrill Lynch Core Bond V.I. Fund - Class I                                71,304                    -           71,304
Merrill Lynch Developing Capital Markets V.I. Fund - Class I                    -                    -                -
Merrill Lynch Global Allocation V.I. Fund - Class I                        62,240                    -           62,240
Merrill Lynch Global Growth V.I. Fund - Class I                            14,366                    -           14,366

                                                                       Contract          Contract          Net assets
                                                                       owners -          owners -        attributable to
                                                                       annuity         accumulation      contract owner
Sub-accounts                                                           reserves          reserves            reserves
-----------------------------------------------------------------   -------------   ------------------   ---------------
AIM V.I. Capital Appreciation Fund - Series I                       $           -   $          319,574   $       319,574
AIM V.I. International Growth Fund - Series I                                   -              174,016           174,016
AllianceBernstein Americas Government Income Portfolio - Class A                -            4,197,393         4,197,393
AllianceBernstein Global Bond Portfolio - Class A                          13,261            1,462,660         1,475,921
AllianceBernstein Global Dollar Government Portfolio - Class A                  -            2,555,792         2,555,792
AllianceBernstein Growth and Income Portfolio - Class A                    19,218           32,207,209        32,226,427
AllianceBernstein Growth and Income Portfolio - Class B                    27,737           10,713,610        10,741,347
AllianceBernstein Growth Portfolio - Class A                                    -           17,038,421        17,038,421
AllianceBernstein Growth Portfolio - Class B                                    -            3,231,063         3,231,063
AllianceBernstein High Yield Portfolio - Class A                            6,095            3,179,951         3,186,046
AllianceBernstein International Portfolio - Class A                             -            5,558,183         5,558,183
AllianceBernstein International Value Portfolio - Class A                       -            1,853,019         1,853,019
AllianceBernstein Money Market Portfolio - Class A                              -            3,738,041         3,738,041
AllianceBernstein Money Market Portfolio - Class B                              -            3,093,435         3,093,435
AllianceBernstein Premier Growth Portfolio - Class A                       11,144           22,134,930        22,146,074
AllianceBernstein Premier Growth Portfolio - Class B                            -            3,679,549         3,679,549
AllianceBernstein Real Estate Investment Portfolio - Class A                5,060            4,746,771         4,751,831
AllianceBernstein Small Cap Growth Portfolio - Class A                      8,750            5,924,008         5,932,758
AllianceBernstein Small Cap Value Portfolio - Class A                           -            4,169,897         4,169,897
AllianceBernstein Technology Portfolio - Class A                                -           12,517,821        12,517,821
AllianceBernstein Technology Portfolio - Class B                                -            1,666,362         1,666,362
AllianceBernstein Total Return Portfolio - Class A                         36,730           12,183,364        12,220,094
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class A                                                        42,663            9,725,135         9,767,798
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class B                                                             -              156,743           156,743
AllianceBernstein Utility Income Portfolio - Class A                            -            4,096,015         4,096,015
AllianceBernstein Value Portfolio - Class B                                     -            4,688,613         4,688,613
AllianceBernstein Worldwide Privatization Portfolio - Class A               5,296            4,955,428         4,960,724
Delaware VIP Balanced Series - Standard class                                   -              149,125           149,125
Delaware VIP Capital Reserves Series - Standard class                           -              230,719           230,719
Delaware VIP Cash Reserves Series - Standard class                              -              129,853           129,853
Delaware VIP Growth Opportunities Series - Standard class                       -              622,841           622,841
Delaware VIP High Yield Series - Standard class                                 -               51,924            51,924
Delaware VIP Value Series - Standard class                                      -            1,608,953         1,608,953
Dreyfus Stock Index Fund, Inc. - Initial shares                                 -            1,672,892         1,672,892
Dreyfus VIF Small Company Stock Portfolio - Initial shares                      -              191,662           191,662
Fidelity VIP Asset Manager Portfolio - Initial Class                            -              590,866           590,866
Fidelity VIP Contrafund Portfolio - Initial Class                               -              680,478           680,478
Fidelity VIP Growth Portfolio - Initial Class                                   -            1,524,042         1,524,042
Fidelity VIP High Income Portfolio - Initial Class                              -              114,747           114,747
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    -              403,954           403,954
Fidelity VIP Money Market Portfolio - Initial Class                             -            1,377,922         1,377,922
Fidelity VIP Overseas Portfolio - Initial Class                                 -               78,463            78,463
Mercury HW International VIP Portfolio                                          -                    -                 -
Merrill Lynch Basic Value V.I. Fund - Class I                                   -               98,937            98,937
Merrill Lynch Core Bond V.I. Fund - Class I                                     -               71,304            71,304
Merrill Lynch Developing Capital Markets V.I. Fund - Class I                    -                    -                 -
Merrill Lynch Global Allocation V.I. Fund - Class I                             -               62,240            62,240
Merrill Lynch Global Growth V.I. Fund - Class I                                 -               14,366            14,366

                             See accompanying notes.

                                    VA A - 2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2004

                                                                                        Due from (to)
                                                                                           American
                                                                                      International Life
                                                                       Investment         Assurance
                                                                      securities -       Company of
Sub-accounts                                                         at fair value         New York          Net Assets
-----------------------------------------------------------------   ---------------   ------------------    ------------
Merrill Lynch High Current Income V.I. Fund - Class I               $        44,247   $                -    $     44,247
Merrill Lynch International Value V.I. Fund - Class I                        28,483                    5          28,488
Merrill Lynch Large Cap Core V.I. Fund - Class I                             19,516                   (1)         19,515
UBS U.S. Allocation Portfolio                                               196,868                    2         196,870
Van Eck Worldwide Emerging Markets Fund                                      68,467                   (1)         68,466
Van Eck Worldwide Hard Assets Fund                                           26,433                    1          26,434
Vanguard LifeStrategy Income Fund                                            50,151                    -          50,151
Vanguard VIF Balanced Portfolio                                             115,360                    -         115,360
Vanguard VIF Capital Growth Portfolio                                        26,761                    -          26,761
Vanguard VIF Diversified Value Portfolio                                     40,909                    -          40,909
Vanguard VIF Equity Income Portfolio                                         26,925                    -          26,925
Vanguard VIF Equity Index Portfolio                                          26,074                    -          26,074
Vanguard VIF Growth Portfolio                                                37,010                    -          37,010
Vanguard VIF High Yield Bond Portfolio                                       25,700                    -          25,700
Vanguard VIF International Portfolio                                         59,473                    -          59,473
Vanguard VIF Mid-Cap Index Portfolio                                         55,921                    -          55,921
Vanguard VIF Money Market Portfolio                                          11,500                    -          11,500
Vanguard VIF REIT Index Portfolio                                            68,951                    -          68,951
Vanguard VIF Short-Term Investment-Grade Portfolio                            5,550                    -           5,550
Vanguard VIF Small Company Growth Portfolio                                  65,236                    -          65,236
Vanguard VIF Total Bond Market Index Portfolio                               49,758                    -          49,758
Vanguard VIF Total Stock Market Index Portfolio                             178,524                    -         178,524

                                                                         Contract         Contract          Net assets
                                                                         owners -         owners -       attributable to
                                                                         annuity        accumulation      contract owner
Sub-accounts                                                             reserves         reserves           reserves
-----------------------------------------------------------------    ---------------   ---------------   ---------------
Merrill Lynch High Current Income V.I. Fund - Class I                $             -   $        44,247   $        44,247
Merrill Lynch International Value V.I. Fund - Class I                              -            28,488            28,488
Merrill Lynch Large Cap Core V.I. Fund - Class I                                   -            19,515            19,515
UBS U.S. Allocation Portfolio                                                      -           196,870           196,870
Van Eck Worldwide Emerging Markets Fund                                            -            68,466            68,466
Van Eck Worldwide Hard Assets Fund                                                 -            26,434            26,434
Vanguard LifeStrategy Income Fund                                             50,151                 -            50,151
Vanguard VIF Balanced Portfolio                                              115,360                 -           115,360
Vanguard VIF Capital Growth Portfolio                                         26,761                 -            26,761
Vanguard VIF Diversified Value Portfolio                                      40,909                 -            40,909
Vanguard VIF Equity Income Portfolio                                          26,925                 -            26,925
Vanguard VIF Equity Index Portfolio                                           26,074                 -            26,074
Vanguard VIF Growth Portfolio                                                 37,010                 -            37,010
Vanguard VIF High Yield Bond Portfolio                                        25,700                 -            25,700
Vanguard VIF International Portfolio                                          59,473                 -            59,473
Vanguard VIF Mid-Cap Index Portfolio                                          55,921                 -            55,921
Vanguard VIF Money Market Portfolio                                           11,500                 -            11,500
Vanguard VIF REIT Index Portfolio                                             68,951                 -            68,951
Vanguard VIF Short-Term Investment-Grade Portfolio                             5,550                 -             5,550
Vanguard VIF Small Company Growth Portfolio                                   65,236                 -            65,236
Vanguard VIF Total Bond Market Index Portfolio                                49,758                 -            49,758
Vanguard VIF Total Stock Market Index Portfolio                              178,524                 -           178,524

                             See accompanying notes.

                                    VA A - 3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004


                                                                         A              B                A+B=C
                                                                                   Mortality and
                                                                      Dividends      expense risk         Net
                                                                        from            and           investment
                                                                       mutual      administrative       income
Sub-accounts                                                           funds           charges          (loss)
----------------------------------------------------------------   -------------   --------------   --------------
AIM V.I. Capital Appreciation Fund - Series I                      $           -   $       (4,555)  $       (4,555)
AIM V.I. International Growth Fund - Series I                              1,020           (2,399)          (1,379)
AllianceBernstein Americas Government Income Portfolio - Class A         243,404          (64,959)         178,445
AllianceBernstein Global Bond Portfolio - Class A                         91,447          (21,926)          69,521
AllianceBernstein Global Dollar Government Portfolio - Class A           243,709          (43,715)         199,994
AllianceBernstein Growth and Income Portfolio - Class A                  300,109         (459,634)        (159,525)
AllianceBernstein Growth and Income Portfolio - Class B                   63,203         (130,879)         (67,676)
AllianceBernstein Growth Portfolio - Class A                                   -         (238,417)        (238,417)
AllianceBernstein Growth Portfolio - Class B                                   -          (43,800)         (43,800)
AllianceBernstein High Yield Portfolio - Class A                         209,588          (45,197)         164,391
AllianceBernstein International Portfolio - Class A                       14,742          (73,974)         (59,232)
AllianceBernstein International Value Portfolio - Class A                  7,262          (19,824)         (12,562)
AllianceBernstein Money Market Portfolio - Class A                        31,021          (64,397)         (33,376)
AllianceBernstein Money Market Portfolio - Class B                        15,904          (50,546)         (34,642)
AllianceBernstein Premier Growth Portfolio - Class A                           -         (319,098)        (319,098)
AllianceBernstein Premier Growth Portfolio - Class B                           -          (52,216)         (52,216)
AllianceBernstein Real Estate Investment Portfolio - Class A              96,347          (58,126)          38,221
AllianceBernstein Small Cap Growth Portfolio - Class A                         -          (80,120)         (80,120)
AllianceBernstein Small Cap Value Portfolio - Class A                      7,397          (56,631)         (49,234)
AllianceBernstein Technology Portfolio - Class A                               -         (182,748)        (182,748)
AllianceBernstein Technology Portfolio - Class B                               -          (23,841)         (23,841)
AllianceBernstein Total Return Portfolio - Class A                       278,454         (177,008)         101,446
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class A                                                      303,812         (149,013)         154,799
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class B                                                        4,240           (2,360)           1,880
AllianceBernstein Utility Income Portfolio - Class A                      84,811          (54,264)          30,547
AllianceBernstein Value Portfolio - Class B                               40,239          (63,307)         (23,068)
AllianceBernstein Worldwide Privatization Portfolio - Class A             11,012          (62,163)         (51,151)
Delaware VIP Balanced Series - Standard class                              3,327           (1,914)           1,413
Delaware VIP Capital Reserves Series - Standard class                     10,177           (2,873)           7,304
Delaware VIP Cash Reserves Series - Standard class                         1,567           (2,753)          (1,186)
Delaware VIP Growth Opportunities Series - Standard class                      -           (7,123)          (7,123)
Delaware VIP High Yield Series - Standard class                            3,145             (641)           2,504
Delaware VIP Value Series - Standard class                                25,609          (19,369)           6,240
Dreyfus Stock Index Fund, Inc. - Initial shares                           29,563          (23,487)           6,076
Dreyfus VIF Small Company Stock Portfolio - Initial shares                     -           (3,056)          (3,056)
Fidelity VIP Asset Manager Portfolio - Initial Class                      22,363           (9,775)          12,588
Fidelity VIP Contrafund Portfolio - Initial Class                          2,539           (9,074)          (6,535)
Fidelity VIP Growth Portfolio - Initial Class                              4,921          (23,634)         (18,713)
Fidelity VIP High Income Portfolio - Initial Class                        19,082           (2,472)          16,610
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              22,484           (6,507)          15,977
Fidelity VIP Money Market Portfolio - Initial Class                       17,680          (20,795)          (3,115)
Fidelity VIP Overseas Portfolio - Initial Class                              816             (960)            (144)
Merrill Lynch Basic Value V.I. Fund - Class I                              1,060           (1,294)            (234)
Merrill Lynch Core Bond V.I. Fund - Class I                                2,539             (990)           1,549

                                                                         D                E                F            C+D+E+F
                                                                                                     Net change in      Increase
                                                                                                      unrealized     (decrease) in
                                                                   Net realized     Capital gain     appreciation      net assets
                                                                    gain (loss)    distributions    (depreciation)     resulting
                                                                        on          from mutual           of              from
Sub-accounts                                                        investments        funds         investments       operations
----------------------------------------------------------------  --------------   --------------   --------------   --------------
AIM V.I. Capital Appreciation Fund - Series I                     $     (45,715)   $            -   $       64,041   $       13,771
AIM V.I. International Growth Fund - Series I                            (11,405)               -           47,312           34,528
AllianceBernstein Americas Government Income Portfolio - Class A          68,521                -          (83,627)         163,339
AllianceBernstein Global Bond Portfolio - Class A                         39,745           32,018          (28,065)         113,219
AllianceBernstein Global Dollar Government Portfolio - Class A           381,123                -         (370,539)         210,578
AllianceBernstein Growth and Income Portfolio - Class A                  186,193                -        2,976,865        3,003,533
AllianceBernstein Growth and Income Portfolio - Class B                  (71,018)               -        1,077,679          938,985
AllianceBernstein Growth Portfolio - Class A                          (1,272,664)               -        3,573,828        2,062,747
AllianceBernstein Growth Portfolio - Class B                             (67,013)               -          483,816          373,003
AllianceBernstein High Yield Portfolio - Class A                          18,455                -           13,719          196,565
AllianceBernstein International Portfolio - Class A                      384,994                -          448,980          774,742
AllianceBernstein International Value Portfolio - Class A                119,299            3,001          220,468          330,206
AllianceBernstein Money Market Portfolio - Class A                             -                -                -          (33,376)
AllianceBernstein Money Market Portfolio - Class B                             -                -                -          (34,642)
AllianceBernstein Premier Growth Portfolio - Class A                  (2,373,682)               -        4,151,362        1,458,582
AllianceBernstein Premier Growth Portfolio - Class B                     135,664                -          150,472          233,920
AllianceBernstein Real Estate Investment Portfolio - Class A             404,479                -          806,932        1,249,632
AllianceBernstein Small Cap Growth Portfolio - Class A                  (181,160)               -          927,250          665,970
AllianceBernstein Small Cap Value Portfolio - Class A                    206,701           95,110          402,655          655,232
AllianceBernstein Technology Portfolio - Class A                      (3,332,345)               -        3,890,337          375,244
AllianceBernstein Technology Portfolio - Class B                        (152,062)               -          223,147           47,244
AllianceBernstein Total Return Portfolio - Class A                        49,946                -          753,674          905,066
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class A                                                      102,461          305,510         (316,671)         246,099
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class B                                                        1,673            4,543           (5,213)           2,883
AllianceBernstein Utility Income Portfolio - Class A                    (186,225)               -          964,949          809,271
AllianceBernstein Value Portfolio - Class B                              132,888                -          393,505          503,325
AllianceBernstein Worldwide Privatization Portfolio - Class A            (10,061)               -          975,231          914,019
Delaware VIP Balanced Series - Standard class                             (7,330)               -           12,531            6,614
Delaware VIP Capital Reserves Series - Standard class                        296                -           (2,133)           5,467
Delaware VIP Cash Reserves Series - Standard class                             -                -                -           (1,186)
Delaware VIP Growth Opportunities Series - Standard class                (13,130)               -           83,457           63,204
Delaware VIP High Yield Series - Standard class                           (3,517)               -            7,186            6,173
Delaware VIP Value Series - Standard class                                 3,504                -          182,677          192,421
Dreyfus Stock Index Fund, Inc. - Initial shares                          (48,159)               -          186,547          144,464
Dreyfus VIF Small Company Stock Portfolio - Initial shares                19,778           11,445            4,271           32,438
Fidelity VIP Asset Manager Portfolio - Initial Class                     (42,291)               -           51,324           21,621
Fidelity VIP Contrafund Portfolio - Initial Class                         (8,932)               -          100,708           85,241
Fidelity VIP Growth Portfolio - Initial Class                           (228,505)               -          270,809           23,591
Fidelity VIP High Income Portfolio - Initial Class                       (88,638)               -           81,670            9,642
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              12,149           16,173          (31,367)          12,932
Fidelity VIP Money Market Portfolio - Initial Class                            -                -                -           (3,115)
Fidelity VIP Overseas Portfolio - Initial Class                           (1,949)               -           10,219            8,126
Merrill Lynch Basic Value V.I. Fund - Class I                                134              149            8,564            8,613
Merrill Lynch Core Bond V.I. Fund - Class I                                  219                -              369            2,137

                            See accompanying notes.

                                    VA A - 4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2004

                                                                A                B              A+B=C
                                                                           Mortality and
                                                             Dividends      expense risk         Net
                                                               from             and           investment
                                                              mutual       administrative       income
Sub-accounts                                                  funds           charges           (loss)
-------------------------------------------------------   --------------   --------------   --------------
Merrill Lynch Global Allocation V.I. Fund - Class I       $        1,803   $         (797)  $        1,006
Merrill Lynch Global Growth V.I. Fund - Class I                      213             (179)              34
Merrill Lynch High Current Income V.I. Fund - Class I              3,229             (584)           2,645
Merrill Lynch International Value V.I. Fund - Class I                635             (346)             289
Merrill Lynch Large Cap Core V.I. Fund - Class I                     157             (246)             (89)
UBS U.S. Allocation Portfolio                                      1,845           (2,699)            (854)
Van Eck Worldwide Emerging Markets Fund                              316             (804)            (488)
Van Eck Worldwide Hard Assets Fund                                    61             (239)            (178)
Vanguard LifeStrategy Income Fund                                    550               (2)             548
Vanguard VIF Balanced Portfolio                                        -             (226)            (226)
Vanguard VIF Capital Growth Portfolio                                  -              (93)             (93)
Vanguard VIF Diversified Value Portfolio                               -             (133)            (133)
Vanguard VIF Equity Income Portfolio                                   -              (94)             (94)
Vanguard VIF Equity Index Portfolio                                    -              (92)             (92)
Vanguard VIF Growth Portfolio                                          -             (124)            (124)
Vanguard VIF High Yield Bond Portfolio                                 -              (94)             (94)
Vanguard VIF International Portfolio                                   -             (194)            (194)
Vanguard VIF Mid-Cap Index Portfolio                                   -             (187)            (187)
Vanguard VIF Money Market Portfolio                                  417             (194)             223
Vanguard VIF REIT Index Portfolio                                      -             (218)            (218)
Vanguard VIF Short-Term Investment-Grade Portfolio                     -              (12)             (12)
Vanguard VIF Small Company Growth Portfolio                            -             (213)            (213)
Vanguard VIF Total Bond Market Index Portfolio                         -             (186)            (186)
Vanguard VIF Total Stock Market Index Portfolio                        -             (428)            (428)

                                                                 D                E               F             C+D+E+F
                                                                                             Net change in      Increase
                                                                                              unrealized     (decrease) in
                                                           Net realized     Capital gain     appreciation      net assets
                                                            gain (loss)    distributions    (depreciasion)     resulting
                                                                on           from mutual         of               from
Sub-accounts                                               investments         funds          investments      operations
-------------------------------------------------------   --------------   --------------   --------------   --------------
Merrill Lynch Global Allocation V.I. Fund - Class I       $         (116)  $            -   $        6,175   $        7,065
Merrill Lynch Global Growth V.I. Fund - Class I                      (64)               -            1,754            1,724
Merrill Lynch High Current Income V.I. Fund - Class I               (123)               -            1,604            4,126
Merrill Lynch International Value V.I. Fund - Class I                 47                -            4,579            4,915
Merrill Lynch Large Cap Core V.I. Fund - Class I                     (76)               -            2,738            2,573
UBS U.S. Allocation Portfolio                                     (5,911)               -           23,130           16,365
Van Eck Worldwide Emerging Markets Fund                              250                -           13,535           13,297
Van Eck Worldwide Hard Assets Fund                                    63                -            3,743            3,628
Vanguard LifeStrategy Income Fund                                      -                -             (439)             109
Vanguard VIF Balanced Portfolio                                       75                -            5,960            5,809
Vanguard VIF Capital Growth Portfolio                                 26                -            2,771            2,704
Vanguard VIF Diversified Value Portfolio                              94                -            5,526            5,487
Vanguard VIF Equity Income Portfolio                                  44                -            2,935            2,885
Vanguard VIF Equity Index Portfolio                                   10                -            2,082            2,000
Vanguard VIF Growth Portfolio                                        (69)               -            1,630            1,437
Vanguard VIF High Yield Bond Portfolio                                37                -            1,710            1,653
Vanguard VIF International Portfolio                                   9                -            7,391            7,206
Vanguard VIF Mid-Cap Index Portfolio                                  55                -            7,939            7,807
Vanguard VIF Money Market Portfolio                                    -                -                -              223
Vanguard VIF REIT Index Portfolio                                    477                -           16,845           17,104
Vanguard VIF Short-Term Investment-Grade Portfolio                     3                -               73               64
Vanguard VIF Small Company Growth Portfolio                         (141)               -            5,879            5,525
Vanguard VIF Total Bond Market Index Portfolio                        45                -            1,777            1,636
Vanguard VIF Total Stock Market Index Portfolio                      136                -           21,311           21,019

                            See accompanying notes.

                                    VA A - 5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                                                            AllianceBernstein
                                                                            AIM V.I.            Americas
                                                  AIM V.I. Capital       International         Government        AllianceBernstein
                                                    Appreciation         Growth Fund -     Income Portfolio -       Global Bond
                                                   Fund - Series I          Series I            Class A         Portfolio - Class A
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $            (4,555) $            (1,379) $           178,445  $            69,521
  Net realized gain (loss) on investments                    (45,715)             (11,405)              68,521               39,745
  Capital gain distributions from mutual funds                     -                    -                    -               32,018
  Net change in unrealized appreciation
  (depreciation) of investments                               64,041               47,312              (83,627)             (28,065)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                              13,771               34,528              163,339              113,219
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   5,761                3,135               27,243               51,152
  Administrative charges                                        (455)                (335)              (4,239)              (1,499)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                          (6,426)             (31,456)            (387,694)            (396,540)
  Contract withdrawals                                       (78,647)              (5,410)            (874,705)            (280,295)
  Surrender charges                                             (300)                (230)             (16,173)              (3,657)
  Death benefits                                                   -                    -              (86,993)             (10,490)
  Annuity payments                                                 -                    -                    -               (1,148)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                 (80,067)             (34,296)          (1,342,561)            (642,477)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (66,296)                 232           (1,179,222)            (529,258)

NET ASSETS:
  Beginning of year                                          385,870              173,784            5,376,615            2,005,179
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $           319,574  $           174,016  $         4,197,393  $         1,475,921
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $            (4,780) $            (1,126) $           180,393  $            95,035
  Net realized gain (loss) on investments                    (13,784)              (5,637)              59,786              150,990
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
  (depreciation) of investments                              102,131               42,184               95,909              (24,800)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                              83,567               35,421              336,088              221,225
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   9,272                5,210              289,415               53,183
  Administrative charges                                        (469)                (359)              (4,994)              (2,316)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                          (2,190)              15,891               68,227              874,936
  Contract withdrawals                                       (11,220)              (7,503)          (1,171,686)            (748,557)
  Surrender charges                                             (309)                (330)              (5,602)             (11,982)
  Death benefits                                                   -                    -              (66,960)              (6,803)
  Annuity payments                                                 -                    -                    -               (1,123)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                  (4,916)              12,909             (891,600)             157,338
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       78,651               48,330             (555,512)             378,563
NET ASSETS:
  Beginning of year                                          307,219              125,454            5,932,127            1,626,616
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $           385,870  $           173,784  $         5,376,615  $         2,005,179
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                    Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                  AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                    Global Dollar         Growth and           Growth and        AllianceBernstein
                                                     Government       Income Portfolio -   Income Portfolio -   Growth Portfolio -
                                                 Portfolio - Class A        Class A              Class B             Class A
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $           199,994  $          (159,525) $           (67,676) $          (238,417)
  Net realized gain (loss) on investments                    381,123              186,193              (71,018)          (1,272,664)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                            (370,539)           2,976,865            1,077,679            3,573,828
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting from
 operations                                                  210,578            3,003,533              938,985            2,062,747
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                  21,300                8,034            2,138,227                8,570
  Administrative charges                                      (3,865)             (25,026)             (12,616)             (14,181)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                        (116,900)             307,141              458,620              (41,397)
  Contract withdrawals                                    (1,049,060)          (5,343,119)          (1,023,439)          (1,863,885)
  Surrender charges                                          (12,612)             (55,937)             (25,486)             (10,077)
  Death benefits                                             (23,983)            (556,623)            (171,806)            (302,030)
  Annuity payments                                                 -              (32,983)              (3,974)                (375)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting from
 principal transactions                                   (1,185,120)          (5,698,513)           1,359,526           (2,223,375)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (974,542)          (2,694,980)           2,298,511             (160,628)

NET ASSETS:
  Beginning of year                                        3,530,334           34,921,407            8,442,836           17,199,049
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         2,555,792  $        32,226,427  $        10,741,347  $        17,038,421
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $            96,624  $          (108,286) $           (39,388) $          (219,574)
  Net realized gain (loss) on investments                    183,128           (1,248,607)            (163,863)          (2,109,059)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                             432,772           10,107,340            2,034,160            6,821,863
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting from
 operations                                                  712,524            8,750,447            1,830,909            4,493,230
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   3,455              (26,010)             369,797                7,829
  Administrative charges                                      (3,115)             (26,329)             (10,558)             (15,255)
  Net transfers from (to) other Sub-accounts or
  fixed rate option                                        1,553,650             (267,346)             987,342              142,897
  Contract withdrawals                                      (733,317)          (4,829,042)            (199,673)          (1,965,852)
  Surrender charges                                          (16,846)             (48,170)              (5,946)             (10,259)
  Death benefits                                             (86,524)            (525,692)             (66,200)            (110,275)
  Annuity payments                                                 -              (29,984)              (3,867)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting from
 principal transactions                                      717,303           (5,752,573)           1,070,895           (1,950,915)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,429,827            2,997,874            2,901,804            2,542,315

NET ASSETS:
  Beginning of year                                        2,100,507           31,923,533            5,541,032           14,656,734
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         3,530,334  $        34,921,407  $         8,442,836  $        17,199,049
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Sub-accounts
                                                -----------------------------------------------------------------------------------
                                                 AllianceBernstein     AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                 Growth Portfolio -  High Yield Portfolio     International     International Value
                                                      Class B              - Class A       Portfolio - Class A  Portfolio - Class A
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                  $           (43,800) $            164,391  $           (59,232) $           (12,562)
  Net realized gain (loss) on investments                   (67,013)               18,455              384,994              119,299
  Capital gain distributions from mutual funds                     -                     -                    -                3,001
  Net change in unrealized appreciation
   (depreciation) of investments                            483,816                13,719              448,980              220,468
                                                -------------------  --------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                            373,003               196,565              774,742              330,206
                                                -------------------  --------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                105,584                60,853               98,216              114,679
  Administrative charges                                     (4,958)               (3,860)              (4,923)              (1,802)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                         11,803              (270,240)             160,733              196,622
  Contract withdrawals                                     (129,084)             (350,501)            (562,498)             (93,307)
  Surrender charges                                          (2,227)               (9,632)              (2,463)              (3,148)
  Death benefits                                            (74,131)              (51,600)             (26,303)             (19,717)
  Annuity payments                                                -                  (604)                   -                    -
                                                -------------------  --------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                (93,013)             (625,584)            (337,238)             193,327
                                                -------------------  --------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     279,990              (429,019)             437,504              523,533

NET ASSETS:
  Beginning of year                                       2,951,073             3,615,065            5,120,679            1,329,486
                                                -------------------  --------------------  -------------------  -------------------
  End of year                                   $         3,231,063  $          3,186,046  $         5,558,183  $         1,853,019
                                                -------------------  --------------------  -------------------  -------------------
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                  $           (32,896) $            106,721  $           (54,931) $           (10,826)
  Net realized gain (loss) on investments                  (117,315)              (85,645)              58,670              177,276
  Capital gain distributions from mutual funds                    -                     -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                            823,367               510,038            1,176,037              227,902
                                                -------------------  --------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                            673,156               531,114            1,179,776              394,352
                                                -------------------  --------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                261,080               135,864              109,635               98,499
  Administrative charges                                     (3,998)               (3,758)              (4,442)              (1,214)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                        366,445               782,932              209,398              166,913
  Contract withdrawals                                     (140,031)             (258,186)            (553,003)             (27,611)
  Surrender charges                                          (4,005)               (6,680)              (6,557)                (922)
  Death benefits                                              7,185               (14,472)              (1,758)              (4,059)
  Annuity payments                                                -                  (575)                   -                    -
                                                -------------------  --------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                486,676               635,125             (246,727)             231,606
                                                -------------------  --------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,159,832             1,166,239              933,049              625,958

NET ASSETS:
  Beginning of year                                       1,791,241             2,448,826            4,187,630              703,528
                                                -------------------  --------------------  -------------------  -------------------
  End of year                                   $         2,951,073  $          3,615,065  $         5,120,679  $         1,329,486
                                                ===================  ====================  ===================  ===================

                             See accompanying notes.

                                    VA A - 8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                   Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                  AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                     Money Market        Money Market         Premier Growth       Premier Growth
                                                 Portfolio - Class A  Portfolio - Class B  Portfolio - Class A  Portfolio - Class B
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $           (33,376) $           (34,642) $          (319,098) $           (52,216)
  Net realized gain (loss) on investments                          -                    -           (2,373,682)             135,664
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                                   -                    -            4,151,362              150,472
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                             (33,376)             (34,642)           1,458,582              233,920
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   1,400              549,826               16,112              126,113
  Administrative charges                                      (3,534)              (3,954)             (20,962)              (6,276)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                        (206,042)             956,887             (595,702)            (196,032)
  Contract withdrawals                                    (1,596,725)          (1,848,567)          (3,284,280)            (228,951)
  Surrender charges                                          (20,110)             (93,387)             (33,919)             (10,298)
  Death benefits                                             (68,508)            (564,392)            (346,448)            (109,422)
  Annuity payments                                                 -                    -               (1,083)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                              (1,893,519)          (1,003,587)          (4,266,282)            (424,866)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (1,926,895)          (1,038,229)          (2,807,700)            (190,946)

NET ASSETS:
  Beginning of year                                        5,664,936            4,131,664           24,953,774            3,870,495
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         3,738,041  $         3,093,435  $        22,146,074  $         3,679,549
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $           (59,457) $           (60,415) $          (336,324) $           (47,741)
  Net realized gain (loss) on investments                          -                    -           (2,920,479)              24,114
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                                   -                    -            8,049,101              690,401
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                             (59,457)             (60,415)           4,792,298              666,774
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   4,737            1,277,075               (5,895)             140,620
  Administrative charges                                      (5,958)              (6,186)             (22,585)              (5,697)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                         415,018             (356,352)            (666,363)             197,171
  Contract withdrawals                                    (4,404,109)          (1,300,061)          (2,628,177)            (108,984)
  Surrender charges                                          (26,476)              (1,783)             (31,625)              (3,162)
  Death benefits                                             (74,180)                   -             (173,996)             (32,116)
  Annuity payments                                                 -                    -               (1,028)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                              (4,090,968)            (387,307)          (3,529,669)             187,832
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (4,150,425)            (447,722)           1,262,629              854,606

NET ASSETS:
  Beginning of year                                        9,815,361            4,579,386           23,691,145            3,015,889
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         5,664,936  $         4,131,664  $        24,953,774  $         3,870,495
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Sub-accounts
                                                -----------------------------------------------------------------------------------
                                                 AllianceBernstein
                                                    Real Estate       AllianceBernstein    AllianceBernstein     AllianceBernstein
                                                    Investment        Small Cap Growth      Small Cap Value         Technology
                                                Portfolio - Class A  Portfolio - Class A  Portfolio - Class A   Portfolio - Class A
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                  $            38,221  $           (80,120) $           (49,234)  $          (182,748)
  Net realized gain (loss) on investments                   404,479             (181,160)             206,701            (3,332,345)
  Capital gain distributions from mutual funds                    -                    -               95,110                     -
  Net change in unrealized appreciation
   (depreciation) of investments                            806,932              927,250              402,655             3,890,337
Increase (decrease) in net assets resulting
 from operations                                          1,249,632              665,970              655,232               375,244

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 76,303               43,344              189,162                25,617
  Administrative charges                                     (5,482)              (4,610)              (4,553)              (13,748)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                     362,241              402,514              (99,599)             (310,593)
  Contract withdrawals                                     (584,547)            (858,468)            (326,315)           (2,083,400)
  Surrender charges                                          (6,272)              (6,538)              (7,526)              (27,475)
  Death benefits                                            (42,369)            (137,257)            (135,470)             (132,922)
  Annuity payments                                             (315)                (908)                   -                (5,659)
                                                -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from principal transactions                               (200,441)            (561,923)            (384,301)           (2,548,180)
                                                -------------------  -------------------  -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,049,191              104,047              270,931            (2,172,936)

NET ASSETS:
  Beginning of year                                       3,702,640            5,828,711            3,898,966            14,690,757
                                                -------------------  -------------------  -------------------   -------------------
  End of year                                   $         4,751,831  $         5,932,758  $         4,169,897   $        12,517,821
                                                ===================  ===================  ===================   ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                  $            41,978  $           (68,107) $           (23,252)+ $          (186,288)
  Net realized gain (loss) on investments                   165,810             (373,642)             (54,348)           (3,471,665)
  Capital gain distributions from mutual funds                    -                    -             39,279 +                     -
  Net change in unrealized appreciation
   (depreciation) of investments                            843,804            2,345,173            1,001,006             8,327,719
                                                -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from operations                                          1,051,592            1,903,424              962,685             4,669,766
                                                -------------------  -------------------  -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 65,946               63,812              115,305                 9,497
  Administrative charges                                     (3,628)              (4,234)              (3,774)              (14,223)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                      49,215              149,945              610,252              (293,580)
  Contract withdrawals                                     (456,651)            (496,875)            (201,800)           (1,338,312)
  Surrender charges                                          (7,307)              (9,186)             (11,182)              (20,995)
  Death benefits                                             49,283              (31,818)             (26,671)             (159,018)
  Annuity payments                                             (251)                (758)                   -                (5,583)
                                                -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from principal transactions                               (303,393)            (329,114)             482,130            (1,822,214)
                                                -------------------  -------------------  -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     748,199            1,574,310            1,444,815             2,847,552

NET ASSETS:
  Beginning of year                                       2,954,441            4,254,401            2,454,151            11,843,205
                                                -------------------  -------------------  -------------------   -------------------
  End of year                                   $         3,702,640  $         5,828,711  $         3,898,966   $        14,690,757
                                                ===================  ===================  ===================   ===================

                             See accompanying notes.

                                    VA A - 10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                Sub-accounts
                                               -----------------------------------------------------------------------------------
                                                                                          AllianceBernstein     AllianceBernstein
                                                                                               U.S.                   U.S.
                                                AllianceBernstein    AllianceBernstein     Government/High       Government/High
                                                   Technology          Total Return       Grade Securities      Grade Securities
                                               Portfolio - Class B  Portfolio - Class A  Portfolio - Class A   Portfolio - Class B
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                 $           (23,841) $           101,446  $           154,799   $             1,880
  Net realized gain (loss) on investments                 (152,062)              49,946              102,461                 1,673
  Capital gain distributions from mutual funds                   -                    -              305,510                 4,543
  Net change in unrealized appreciation
   (depreciation) of investments                           223,147              753,674             (316,671)               (5,213)
                                               -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from operations                                            47,244              905,066              246,099                 2,883
                                               -------------------  -------------------  -------------------   -------------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                62,779               63,968               98,637                     -
  Administrative charges                                    (2,860)             (11,266)             (10,320)                  (76)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                   (120,168)             848,845             (354,824)                1,549
  Contract withdrawals                                    (109,610)          (2,537,602)          (1,794,036)              (29,939)
  Surrender charges                                         (3,507)             (43,587)             (18,090)                 (821)
  Death benefits                                           (58,919)            (140,126)             (85,974)                    -
  Annuity payments                                               -               (7,097)              (6,274)                    -
                                               -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from principal transactions                              (232,285)          (1,826,865)          (2,170,881)              (29,287)
                                               -------------------  -------------------  -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (185,041)            (921,799)          (1,924,782)              (26,404)

NET ASSETS:
  Beginning of year                                      1,851,403           13,141,893           11,692,580               183,147
                                               -------------------  -------------------  -------------------   -------------------
  End of year                                  $         1,666,362  $        12,220,094  $         9,767,798   $           156,743
                                               ===================  ===================  ===================   ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                 $           (22,282) $           155,745  $           233,253 + $             3,163 +
  Net realized gain (loss) on investments                 (151,065)            (308,077)             475,526                 1,948
  Capital gain distributions from mutual funds                   -                    -              115,141 +               1,702 +
  Net change in unrealized appreciation
   (depreciation) of investments                           721,264            2,137,321             (474,839)               (2,863)
                                               -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from operations                                           547,917            1,984,989              349,081                 3,950
                                               -------------------  -------------------  -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                80,115              194,266              865,945                     -
  Administrative charges                                    (2,693)             (11,192)             (14,110)                 (105)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                     52,419              353,155           (2,163,406)              (29,933)
  Contract withdrawals                                     (64,751)            (952,764)          (3,162,104)               (9,163)
  Surrender charges                                           (735)              (8,733)             (79,021)                    -
  Death benefits                                               350             (129,594)            (670,653)                    -
  Annuity payments                                               -               (6,732)              (6,453)                    -
                                               -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                64,705             (561,594)          (5,229,802)              (39,201)
                                               -------------------  -------------------  -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    612,622            1,423,395           (4,880,721)              (35,251)

NET ASSETS:
  Beginning of year                                      1,238,781           11,718,498           16,573,301               218,398
                                               -------------------  -------------------  -------------------   -------------------
  End of year                                  $         1,851,403  $        13,141,893  $        11,692,580   $           183,147
                                               ===================  ===================  ===================   ===================

                             See accompanying notes.

                                    VA A - 11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                    Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                                                           AllianceBernstein
                                                  AllianceBernstein   AllianceBernstein         Worldwide          Delaware VIP
                                                   Utility Income     Value Portfolio -       Privatization      Balanced Series -
                                                 Portfolio - Class A       Class B         Portfolio - Class A    Standard class
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $            30,547  $           (23,068) $           (51,151) $             1,413
  Net realized gain (loss) on investments                   (186,225)             132,888              (10,061)              (7,330)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                             964,949              393,505              975,231               12,531
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                             809,271              503,325              914,019                6,614
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                  58,348              235,173               29,930                    -
  Administrative charges                                      (3,580)              (6,343)              (4,503)                (159)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                      337,550               62,669              391,237                   10
  Contract withdrawals                                      (634,760)            (356,008)            (676,641)             (19,698)
  Surrender charges                                           (3,385)              (7,197)              (8,172)                   -
  Death benefits                                             (76,918)            (137,601)             (77,774)                   -
  Annuity payments                                                 -                    -                 (342)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                (322,745)            (209,307)            (346,265)             (19,847)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      486,526              294,018              567,754              (13,233)

NET ASSETS:
  Beginning of year                                        3,609,489            4,394,595            4,392,970              162,358
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         4,096,015  $         4,688,613  $         4,960,724  $           149,125
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $            59,934  $           (22,401) $            (9,050) $             4,406
  Net realized gain (loss) on investments                   (287,810)             (75,329)            (357,096)             (37,281)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                             791,609              910,636            1,681,533               60,643
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                             563,733              812,906            1,315,387               27,768
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                  78,985              257,288               10,288                    -
  Administrative charges                                      (3,193)              (5,071)              (3,647)                (227)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                      174,727              726,414               36,366                   (2)
  Contract withdrawals                                      (455,071)            (132,748)            (540,451)             (71,695)
  Surrender charges                                           (8,172)              (3,644)              (6,727)                   -
  Death benefits                                               9,486              (13,056)             (30,611)                   -
  Annuity payments                                                 -                    -                 (270)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                (203,238)             829,183             (535,052)             (71,924)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      360,495            1,642,089              780,335              (44,156)

NET ASSETS:
  Beginning of year                                        3,248,994            2,752,506            3,612,635              206,514
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         3,609,489  $         4,394,595  $         4,392,970  $           162,358
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                   Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                                                              Delaware VIP
                                                    Delaware VIP                                 Growth
                                                  Capital Reserves     Delaware VIP Cash      Opportunities      Delaware VIP High
                                                  Series - Standard    Reserves Series -    Series - Standard      Yield Series -
                                                        class            Standard class           class            Standard class
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $             7,304  $            (1,186) $            (7,123) $             2,504
  Net realized gain (loss) on investments                        296                    -              (13,130)              (3,517)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                              (2,133)                   -               83,457                7,186
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                               5,467               (1,186)              63,204                6,173
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                       -                    -                    -                    -
  Administrative charges                                        (106)                (125)                (570)                 (73)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                           (5)                   7                  (10)                  (2)
  Contract withdrawals                                        (3,287)            (453,329)             (54,704)              (6,145)
  Surrender charges                                                -                    -                    -                    -
  Death benefits                                                   -                    -                    -                    -
  Annuity payments                                                 -                    -                    -                    -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                  (3,398)            (453,447)             (55,284)              (6,220)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        2,069             (454,633)               7,920                  (47)

NET ASSETS:
  Beginning of year                                          228,650              584,486              614,921               51,971
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $           230,719  $           129,853  $           622,841  $            51,924
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $             8,140  $            (2,901) $            (7,589) $             5,205
  Net realized gain (loss) on investments                      9,508                    -             (127,661)             (29,233)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                              (5,904)                   -              335,616               42,081
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                              11,744               (2,901)             200,366               18,053
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                       -                    -                    -                    -
  Administrative charges                                        (110)                (148)                (665)                 (85)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                     (132,697)             411,108             (138,922)                  (1)
  Contract withdrawals                                       (16,100)                   -              (92,314)             (46,212)
  Surrender charges                                                -                    -                    -                    -
  Death benefits                                                   -                    -                    -                    -
  Annuity payments                                                 -                    -                    -                    -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                (148,907)             410,960             (231,901)             (46,298)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (137,163)             408,059              (31,535)             (28,245)

NET ASSETS:
  Beginning of year                                          365,813              176,427              646,456               80,216
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $           228,650  $           584,486  $           614,921  $            51,971
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                               Sub-accounts
                                              --------------------------------------------------------------------------------
                                                                                       Dreyfus VIF Small
                                                 Delaware VIP       Dreyfus Stock        Company Stock      Fidelity VIP Asset
                                                Value Series -    Index Fund, Inc. -  Portfolio - Initial  Manager Portfolio -
                                                Standard class      Initial shares         shares             Initial Class
                                              ------------------  ------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                $            6,240  $            6,076  $            (3,056) $            12,588
  Net realized gain (loss) on
   investments                                             3,504             (48,159)              19,778              (42,291)
  Capital gain distributions from
   mutual funds                                                -                   -               11,445                    -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                           182,677             186,547                4,271               51,324
                                              ------------------  ------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from operations                               192,421             144,464               32,438               21,621
                                              ------------------  ------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   -               2,881                2,821                    -
  Administrative charges                                    (947)             (1,645)                (132)                (526)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                            8             (77,920)             (45,459)              28,675
  Contract withdrawals                                  (209,903)           (253,581)             (47,033)            (241,394)
  Surrender charges                                            -                (980)                   -               (7,879)
  Death benefits                                               -              (2,847)              (1,054)              (1,273)
  Annuity payments                                             -                   -                    -                    -
                                              ------------------  ------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from principal transactions                  (210,842)           (334,092)             (90,857)            (222,397)
                                              ------------------  ------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (18,421)           (189,628)             (58,419)            (200,776)

NET ASSETS:
  Beginning of year                                    1,627,374           1,862,520              250,081              791,642
                                              ------------------  ------------------  -------------------  -------------------
  End of year                                 $        1,608,953  $        1,672,892  $           191,662  $           590,866
                                              ==================  ==================  ===================  ===================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                $           19,966  $            1,255  $            (2,722) $            17,234
  Net realized gain (loss) on investments               (118,316)            (92,633)              (3,523)             (27,484)
  Capital gain distributions from mutual
   funds                                                       -                   -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                         571,749             499,070               77,836              121,780
                                              ------------------  ------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from operations                               473,399             407,692               71,591              111,530
                                              ------------------  ------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   -               7,212                2,700                    -
  Administrative charges                                  (1,225)             (1,789)                (198)                (537)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                     (139,493)             55,242               15,144                4,024
  Contract withdrawals                                  (950,174)           (232,375)             (22,850)             (71,448)
  Surrender charges                                            -                (679)                (403)                (454)
  Death benefits                                               -             (25,583)             (11,018)                   -
  Annuity payments                                             -                   -                    -                    -
                                              ------------------  ------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from principal transactions                (1,090,892)           (197,972)             (16,625)             (68,415)
                                              ------------------  ------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS                                                  (617,493)            209,720               54,966               43,115

NET ASSETS:
  Beginning of year                                    2,244,867           1,652,800              195,115              748,527
                                              ------------------  ------------------  -------------------  -------------------
  End of year                                 $        1,627,374  $        1,862,520  $           250,081  $           791,642
                                              ==================  ==================  ===================  ===================

                             See accompanying notes.

                                    VA A - 14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                             Sub-accounts
                                           ----------------------------------------------------------------------------------
                                               Fidelity VIP                                                   Fidelity VIP
                                                Contrafund         Fidelity VIP       Fidelity VIP High    Investment Grade
                                           Portfolio - Initial   Growth Portfolio -   Income Portfolio -   Bond Portfolio -
                                                  Class            Initial Class        Initial Class        Initial Class
                                           -------------------  -------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $            (6,535) $           (18,713) $            16,610  $            15,977
  Net realized gain (loss) on
   investments                                          (8,932)            (228,505)             (88,638)              12,149
  Capital gain distributions
   from mutual funds                                         -                    -                    -               16,173
  Net change in unrealized
   appreciation (depreciation) of
   investments                                         100,708              270,809               81,670              (31,367)
                                           -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from operations                              85,241               23,591                9,642               12,932
                                           -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                            11,686               13,831                2,760                1,800
  Administrative charges                                  (944)              (1,914)                (141)                (410)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                      1,762              (68,189)                (209)             (78,517)
  Contract withdrawals                                (161,161)            (410,223)            (127,795)            (110,969)
  Surrender charges                                       (493)              (5,922)              (2,411)              (3,936)
  Death benefits                                             -                    -               (1,308)              (2,961)
  Annuity payments                                           -                    -                    -              (20,016)
                                           -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from principal transactions                (149,150)            (472,417)            (129,104)            (215,009)
                                           -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (63,909)            (448,826)            (119,462)            (202,077)

NET ASSETS:
  Beginning of year                                    744,387            1,972,868              234,209              606,031
                                           -------------------  -------------------  -------------------  -------------------
  End of year                              $           680,478  $         1,524,042  $           114,747  $           403,954
                                           ===================  ===================  ===================  ===================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $            (6,181) $           (20,523) $            13,214  $            18,068
  Net realized gain (loss) on
   investments                                          (8,101)            (243,399)             (33,128)              10,591
  Capital gain distributions
   from mutual funds                                         -                    -                    -                9,606
  Net change in unrealized
   appreciation (depreciation) of
   investments                                         171,897              763,421               69,719              (13,521)
                                           -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net
assets resulting from operations                       157,615              499,499               49,805               24,744
                                           -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                            15,454               12,075                2,760                1,800
  Administrative charges                                  (963)              (2,040)                (161)                (572)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                       (522)              (2,971)                 285              (17,533)
  Contract withdrawals                                 (23,874)            (269,951)             (32,950)             (82,957)
  Surrender charges                                     (1,215)              (1,686)                (224)                (464)
  Death benefits                                             -              (31,227)                   -                    -
  Annuity payments                                           -                    -                    -              (20,371)
                                           -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from principal transactions                 (11,120)            (295,800)             (30,290)            (120,097)
                                           -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                146,495              203,699               19,515              (95,353)

NET ASSETS:
  Beginning of year                                    597,892            1,769,169              214,694              701,384
                                           -------------------  -------------------  -------------------  -------------------
  End of year                              $           744,387  $         1,972,868  $           234,209  $           606,031
                                           ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                               Sub-accounts
                                           --------------------------------------------------------------------------------------
                                           Fidelity VIP Money        Fidelity VIP            Mercury HW       Merrill Lynch Basic
                                           Market Portfolio -    Overseas Portfolio -    International VIP      Value V.I. Fund -
                                              Initial Class          Initial Class            Portfolio             Class I
                                           -------------------   --------------------   -------------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $            (3,115)  $               (144)  $                 -   $              (234)
  Net realized gain (loss) on
   investments                                               -                 (1,949)                    -                   134
  Capital gain distributions
   from mutual funds                                         -                      -                     -                   149
  Net change in unrealized
   appreciation (depreciation) of                            -                 10,219                     -                 8,564
   investments
                                           -------------------   --------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from operations                              (3,115)                 8,126                     -                 8,613
                                           -------------------   --------------------   -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                      -                     -                     -
  Administrative charges                                (1,514)                   (69)                    -                   (93)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                   203,217                  7,836                     -                    (6)
  Contract withdrawals                                (468,830)                (8,107)                    -                     -
  Surrender charges                                     (3,710)                     -                     -                     -
  Death benefits                                        (6,189)                  (961)                    -                     -
  Annuity payments                                           -                      -                     -                     -
                                           -------------------   --------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from principal transactions                (277,026)                (1,301)                    -                   (99)
                                           -------------------   --------------------   -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (280,141)                 6,825                     -                 8,514

NET ASSETS:
  Beginning of year                                  1,658,063                 71,638                     -                90,423
                                           -------------------   --------------------   -------------------   -------------------
  End of year                              $         1,377,922   $             78,463              $      -   $            98,937
                                           ===================   ====================   ===================   ===================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $            (7,541)  $               (332)  $              (290)  $              (150)
  Net realized gain (loss) on
   investments                                               -                (22,105)               (1,187)                  (20)
  Capital gain distributions
   from mutual funds                                         -                      -                     -                     -
  Net change in unrealized
   appreciation (depreciation) of                            -                 48,590                 6,025                22,130
   investments
                                           -------------------   --------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from operations                              (7,541)                26,153                 4,548                21,960
                                           -------------------   --------------------   -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                             3,000                      -                     -                     -
  Administrative charges                                (1,918)                   (94)                  (21)                  (73)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                     15,778                    (11)              (21,377)                    1
  Contract withdrawals                                (492,362)               (43,794)                    -                     -
  Surrender charges                                     (9,074)                   (58)                    -                     -
  Death benefits                                       (12,099)                     -                     -                 4,048
  Annuity payments                                           -                      -                     -                     -
                                           -------------------   --------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from principal transactions                (496,675)               (43,957)              (21,398)                3,976
                                           -------------------   --------------------   -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (504,216)               (17,804)              (16,850)               25,936

NET ASSETS:
  Beginning of year                                  2,162,279                 89,442                16,850                64,487
                                           -------------------   --------------------   -------------------   -------------------
  End of year                              $         1,658,063   $             71,638              $      -   $            90,423
                                           ===================   ====================   ===================   ===================

                             See accompanying notes.

                                    VA A - 16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                Sub-accounts
                                           -------------------------------------------------------------------------------------
                                                                    Merrill Lynch
                                           Merrill Lynch  Core    Developing Capital       Merrill Lynch       Merrill Lynch
                                             Bond V.I. Fund -    Markets V.I. Fund -    Global Allocation     Global Growth V.I.
                                                 Class I               Class I         V.I. Fund - Class I     Fund - Class I
                                           -------------------   -------------------   -------------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $             1,549            $        -   $             1,006   $                34
  Net realized gain (loss) on
   investments                                             219                     -                  (116)                  (64)
  Capital gain distributions
   from mutual funds                                         -                     -                     -                     -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                             369                     -                 6,175                 1,754
                                           -------------------   -------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from operations                               2,137                     -                 7,065                 1,724
                                           -------------------   -------------------   -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                     -                     -                     -
  Administrative charges                                   (58)                    -                   (57)                  (13)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                         (2)                    -                    (5)                   (2)
  Contract withdrawals                                  (1,475)                    -                     -                     -
  Surrender charges                                          -                     -                     -                     -
  Death benefits                                             -                     -                     -                     -
  Annuity payments                                           -                     -                     -                     -
                                           -------------------   -------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from principal transactions                  (1,535)                    -                   (62)                  (15)
                                           -------------------   -------------------   -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    602                     -                 7,003                 1,709

NET ASSETS:
  Beginning of year                                     70,702                     -                55,237                12,657
                                           -------------------   -------------------   -------------------   -------------------
  End of year                              $            71,304            $        -   $            62,240   $            14,366
                                           ===================   ===================   ===================   ===================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $             1,714   $                20   $               761   $               (35)
  Net realized gain (loss) on
   investments                                             237                  (881)                 (235)                  (67)
  Capital gain distributions
   from mutual funds                                         -                     -                     -                     -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                             337                 3,324                11,487                 3,339
                                           -------------------   -------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from operations                               2,288                 2,463                12,013                 3,237
                                           -------------------   -------------------   -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                     -                     -                     -
  Administrative charges                                   (56)                   (6)                  (41)                   (9)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                         -                (8,786)                8,785                     2
  Contract withdrawals                                  (1,515)                    -                     -                     -
  Surrender charges                                          -                     -                     -                     -
  Death benefits                                             -                     -                     -                 2,446
  Annuity payments                                           -                     -                     -                     -
                                           -------------------   -------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from principal transactions                  (1,571)               (8,792)                8,744                 2,439
                                           -------------------   -------------------   -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    717                (6,329)               20,757                 5,676

NET ASSETS:
  Beginning of year                                     69,985                 6,329                34,480                 6,981
                                           -------------------   -------------------   -------------------   -------------------
  End of year                              $            70,702            $        -   $            55,237   $            12,657
                                           ===================   ===================   ===================   ===================

                             See accompanying notes.

                                    VA A - 17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                Sub-accounts
                                           ---------------------------------------------------------------------------------------
                                           Merrill Lynch High       Merrill Lynch      Merrill Lynch  Large
                                              Current Income     International Value    Cap Core V.I. Fund            UBS U.S.
                                           V.I. Fund - Class I   V.I. Fund - Class I        - Class I         Allocation Portfolio
                                           -------------------   -------------------   --------------------  ---------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $             2,645   $               289   $                (89)  $               (854)
  Net realized gain (loss) on
   investments                                            (123)                   47                    (76)                (5,911)
  Capital gain distributions
   from mutual funds                                         -                     -                      -                      -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                           1,604                 4,579                  2,738                 23,130
                                           -------------------   -------------------   --------------------  ---------------------
Increase (decrease) in net
 assets resulting from operations                        4,126                 4,915                  2,573                 16,365
                                           -------------------   -------------------   --------------------  ---------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                     -                      -                      -
  Administrative charges                                   (42)                  (30)                   (18)                  (345)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                        (4)                   (2)                    (2)                     2
  Contract withdrawals                                       -                     -                      -                (16,818)
  Surrender charges                                          -                     -                      -                   (548)
  Death benefits                                             -                     -                      -                      -
  Annuity payments                                           -                     -                      -                      -
                                           -------------------   -------------------   --------------------  ---------------------
Increase (decrease) in net assets
 resulting from principal transactions                     (46)                  (32)                   (20)               (17,709)
                                           -------------------   -------------------   --------------------  ---------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,080                 4,883                  2,553                 (1,344)

NET ASSETS:
  Beginning of year                                     40,167                23,605                 16,962                198,214
                                           -------------------   -------------------   --------------------  ---------------------
  End of year                              $            44,247   $            28,488   $             19,515   $            196,870
                                           ===================   ===================   ====================  =====================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $             2,487   $               619   $               (144)  $               (662)
  Net realized gain (loss) on
   investments                                            (107)                    3                    (84)               (74,170)
  Capital gain distributions
   from mutual funds                                         -                     -                      -                      -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                           5,830                 1,608                  4,352                127,692
                                           -------------------   -------------------   --------------------  ---------------------
Increase (decrease) in net assets
 resulting from operations                               8,210                 2,230                  4,124                 52,860
                                           -------------------   -------------------   --------------------  ---------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                     -                      -                      -
  Administrative charges                                   (34)                   (2)                   (13)                  (405)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                        (1)               21,377                      -               (129,668)
  Contract withdrawals                                       -                     -                      -                (19,221)
  Surrender charges                                          -                     -                      -                    (13)
  Death benefits                                         4,397                     -                  3,350                      -
  Annuity payments                                           -                     -                      -                      -
                                           -------------------   -------------------   --------------------  ---------------------
Increase (decrease) in net
 assets resulting from principal
 transactions                                            4,362                21,375                  3,337               (149,307)
                                           -------------------   -------------------   --------------------  ---------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 12,572                23,605                  7,461                (96,447)

NET ASSETS:
  Beginning of year                                     27,595                     -                  9,501                294,661
                                           -------------------   -------------------   --------------------  ---------------------
  End of year                              $            40,167   $            23,605   $             16,962   $            198,214
                                           ===================   ===================   ====================  =====================

                             See accompanying notes.

                                    VA A - 18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                               Sub-accounts
                                           ---------------------------------------------------------------------------------------
                                            Van Eck Worldwide                                Vanguard
                                            Emerging Markets      Van Eck Worldwide        Life Strategy        Vanguard VIF
                                                   Fund            Hard Assets Fund         Income Fund      Balanced Portfolio
                                           -------------------   -------------------   -------------------   ---------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $              (488)  $              (178)  $               548   $             (226)
  Net realized gain (loss) on
   investments                                             250                    63                     -                   75
  Capital gain distributions from
   mutual funds                                              -                     -                     -                    -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                          13,535                 3,743                  (439)               5,960
                                           -------------------   -------------------   -------------------   ------------------
Increase (decrease) in net assets
 resulting from operations                              13,297                 3,628                   109               5,809
                                           -------------------   -------------------   -------------------   ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                               375                     -                     -                    -
  Administrative charges                                   (17)                  (22)                    -                    -
  Net transfers from (to) other
   Sub-accounts or fixed rate option                       (11)                7,833                50,042              113,358
  Contract withdrawals                                       -                     -                     -                    -
  Surrender charges                                          -                     -                     -                    -
  Death benefits                                             -                     -                     -                    -
  Annuity payments                                           -                     -                     -               (3,807)
                                           -------------------   -------------------   -------------------   ------------------
Increase (decrease) in net assets
 resulting from principal transactions                     347                 7,811                50,042              109,551
                                           -------------------   -------------------   -------------------   ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 13,644                11,439                50,151              115,360

NET ASSETS:
  Beginning of year                                     54,822                14,995                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
  End of year                              $            68,466   $            26,434   $            50,151   $          115,360
                                           ===================   ===================   ===================   ==================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $              (233)  $              (225)  $                 -   $                -
  Net realized gain (loss) on
   investments                                              32                    69                     -                    -
  Capital gain distributions from
   mutual funds                                              -                     -                     -                    -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                          14,529                 4,703                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
Increase (decrease) in net assets
 resulting from operations                              14,328                 4,547                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                               700                     -                     -                    -
  Administrative charges                                   (27)                  (27)                    -                    -
  Net transfers from (to) other
   Sub-accounts or fixed rate option                    16,274                     -                     -                    -
  Contract withdrawals                                       -                  (295)                    -                    -
  Surrender charges                                          -                    (1)                    -                    -
  Death benefits                                             -                     -                     -                    -
  Annuity payments                                           -                     -                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
Increase (decrease) in net assets
 resulting from principal transactions                  16,947                  (323)                    -                    -
                                           -------------------   -------------------   -------------------   ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 31,275                 4,224                     -                    -

NET ASSETS:
  Beginning of year                                     23,547                10,771                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
  End of year                              $            54,822   $            14,995   $                 -   $                -
                                           ===================   ===================   ===================   ==================

                             See accompanying notes.

                                    VA A - 19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Sub-accounts
                                                    ------------------------------------------------------------------------------
                                                       Vanguard VIF        Vanguard VIF        Vanguard VIF        Vanguard VIF
                                                      Capital Growth     Diversified Value     Equity Income       Equity Index
                                                         Portfolio           Portfolio           Portfolio           Portfolio
                                                    ------------------  ------------------  ------------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                      $              (93) $             (133) $              (94) $              (92)
  Net realized gain (loss) on investments                           26                  94                  44                  10
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                 2,771               5,526               2,935               2,082
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                      2,704               5,487               2,885               2,000
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                            25,657              37,658              25,657              25,658
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                              (1,600)             (2,236)             (1,617)             (1,584)
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                         24,057              35,422              24,040              24,074
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         26,761              40,909              26,925              26,074

NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $           26,761  $           40,909  $           26,925  $           26,074
                                                    ==================  ==================  ==================  ==================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                      $                -  $                -  $                -  $                -
  Net realized gain (loss) on investments                            -                   -                   -                   -
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                     -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                          -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                                 -                   -                   -                   -
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                                   -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                              -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              -                   -                   -                   -

NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $                -  $                -  $                -  $                -
                                                    ==================  ==================  ==================  ==================

                             See accompanying notes.

                                    VA A - 20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Sub-accounts
                                                    ------------------------------------------------------------------------------
                                                                         Vanguard VIF High     Vanguard VIF
                                                       Vanguard VIF         Yield Bond         International     Vanguard VIF Mid-
                                                     Growth Portfolio        Portfolio           Portfolio      Cap Index Portfolio
                                                    ------------------  ------------------  ------------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                      $             (124) $              (94) $             (194) $             (187)
  Net realized gain (loss) on investments                          (69)                 37                   9                  55
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                 1,630               1,710               7,391               7,939
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                      1,437               1,653               7,206               7,807
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                            37,659              25,657              55,613              51,314
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                              (2,086)             (1,610)             (3,346)             (3,200)
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                         35,573              24,047              52,267              48,114
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         37,010              25,700              59,473              55,921
NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $           37,010  $           25,700  $           59,473  $           55,921
                                                    ==================  ==================  ==================  ==================
  For the Year Ended December 31, 2003
OPERATIONS:
  Net investment income (loss)                      $                -  $                -  $                -  $                -
  Net realized gain (loss) on investments                            -                   -                   -                   -
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                     -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                          -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                                 -                   -                   -                   -
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                                   -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                              -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              -                   -                   -                   -

NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $                -  $                -  $                -  $                -
                                                    ==================  ==================  ==================  ==================

                             See accompanying notes.

                                    VA A - 21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Sub-accounts
                                                    ------------------------------------------------------------------------------
                                                                                               Vanguard VIF
                                                       Vanguard VIF                             Short-Term         Vanguard VIF
                                                       Money Market      Vanguard VIF REIT   Investment-Grade      Small Company
                                                         Portfolio        Index Portfolio        Portfolio       Growth Portfolio
                                                    ------------------  ------------------  ------------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                      $              223  $             (218) $              (12) $             (213)
  Net realized gain (loss) on investments                            -                 477                   3                (141)
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                     -              16,845                  73               5,879
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                        223              17,104                  64               5,525
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   801,757                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                          (789,905)             55,612               5,733              63,315
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                                (575)             (3,765)               (247)             (3,604)
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                         11,277              51,847               5,486              59,711
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         11,500              68,951               5,550              65,236
NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $           11,500  $           68,951  $            5,550  $           65,236
                                                    ==================  ==================  ==================  ==================
For the Year Ended December 31, 2003
OPERATIONS:
  Net investment income (loss)                               $       -          $        -           $       -           $       -
  Net realized gain (loss) on investments                            -                   -                   -                   -
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                     -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                          -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                                 -                   -                   -                   -
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                                   -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                              -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              -                   -                   -                   -

NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                                $       -          $        -           $       -           $       -
                                                    ==================  ==================  ==================  ==================

                             See accompanying notes.

                                    VA A - 22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Sub-accounts
                                                     ------------------------------------------
                                                      Vanguard VIF Total    Vanguard VIF Total
                                                       Bond Market Index    Stock Market Index
                                                           Portfolio             Portfolio
                                                     --------------------  --------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                       $               (186) $               (428)
  Net realized gain (loss) on investments                              45                   136
  Capital gain distributions from mutual funds                          -                     -
  Net change in unrealized appreciation
   (depreciation) of investments                                    1,777                21,311
                                                     --------------------  --------------------
Increase (decrease) in net assets resulting
 from operations                                                    1,636                21,019
                                                     --------------------  --------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                            -                     -
  Administrative charges                                                -                     -
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                            51,315               165,679
  Contract withdrawals                                                  -                     -
  Surrender charges                                                     -                     -
  Death benefits                                                        -                     -
  Annuity payments                                                 (3,193)               (8,174)
                                                     --------------------  --------------------
Increase (decrease) in net assets resulting
 from principal transactions                                       48,122               157,505
                                                     --------------------  --------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            49,758               178,524

NET ASSETS:
  Beginning of year                                                     -                     -
                                                     --------------------  --------------------
  End of year                                        $             49,758  $            178,524
                                                     ====================  ====================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                       $                  -  $                  -
  Net realized gain (loss) on investments                               -                     -
  Capital gain distributions from mutual funds                          -                     -
  Net change in unrealized appreciation
   (depreciation) of investments                                        -                     -
                                                     --------------------  --------------------
Increase (decrease) in net assets resulting
 from operations                                                        -                     -
                                                     --------------------  --------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                            -                     -
  Administrative charges                                                -                     -
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                                 -                     -
  Contract withdrawals                                                  -                     -
  Surrender charges                                                     -                     -
  Death benefits                                                        -                     -
  Annuity payments                                                      -                     -
                                                     --------------------  --------------------
Increase (decrease) in net assets resulting
 from principal transactions                                            -                     -
                                                     --------------------  --------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 -                     -

NET ASSETS:
  Beginning of year                                                     -                     -
                                                     --------------------  --------------------
  End of year                                        $                  -  $                  -
                                                     ====================  ====================

/+/ Net investment income (loss) and capital gain distributions from mutual funds for the respective Sub-accounts have been restated due to a misclassification of short-term capital gains in prior years. See Note H for further disclosure.

                             See accompanying notes.

                                    VA A - 23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account A (the "Account") was established by American International Life Assurance Company of New York (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Ovation, Ovation Plus, Ovation Advisor, Group Immediate Variable Annuity ("GIVA") and Vanguard Lifetime Income Program Immediate Variable Annuity ("Vanguard SPIA"). The Alliance Gallery Product and Variable Annuity product are no longer offered. Paradigm, Trilogy, and Profile were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds (AIM V.I.):                        American Funds(R) : - continued
  AIM V.I. Capital Appreciation Fund - Series I                   American Funds(R) Capital World Growth and Income Fund,/SM/
                                                                   Inc.(1)
  AIM V.I. International Growth Fund - Series I                   American Funds(R) EuroPacific Growth Fund(R) (1)
                                                                  American Funds(R) The Investment Company of America(R) (1)
The AllianceBernstein Growth Funds:                               American Funds(R) The New Economy Fund(R) (1)
  AllianceBernstein Large Cap Growth Fund - Class A (1) (2)       American Funds(R) SMALLCAP World Fund(R) (1)
                                                                  American Funds(R) Washington Mutual Investors Fund,/SM/ Inc. (1)
AllianceBernstein Variable Products Series Fund, Inc.:

  AllianceBernstein Americas Government Income Portfolio -
   Class A                                                      Columbia Funds Trust I:
  AllianceBernstein Global Bond Portfolio - Class A               Columbia High Yield Opportunity Fund (1) (4)
  AllianceBernstein Global Dollar Government Portfolio -
   Class A
  AllianceBernstein Growth and Income Portfolio - Class A       Columbia Funds Trust VII:
  AllianceBernstein Growth and Income Portfolio - Class B         Columbia Newport Tiger Fund (1) (5)
  AllianceBernstein Growth Portfolio - Class A
  AllianceBernstein Growth Portfolio - Class B                  Delaware VIP Trust:
  AllianceBernstein High Yield Portfolio - Class A                Delaware VIP Balanced Series - Standard class
  AllianceBernstein International Portfolio - Class A             Delaware VIP Capital Reserves Series - Standard class
  AllianceBernstein International Value Portfolio - Class A       Delaware VIP Cash Reserves Series - Standard class
  AllianceBernstein Money Market Portfolio - Class A              Delaware VIP Growth Opportunities Series - Standard class
  AllianceBernstein Money Market Portfolio - Class B              Delaware VIP High Yield Series - Standard class
  AllianceBernstein Premier Growth Portfolio - Class A            Delaware VIP Value Series - Standard class (6)
  AllianceBernstein Premier Growth Portfolio - Class B
  AllianceBernstein Real Estate Investment Portfolio - Class A  Dreyfus Stock Index Fund, Inc. - Initial shares
  AllianceBernstein Small Cap Growth Portfolio - Class A (3)
  AllianceBernstein Small Cap Value Portfolio - Class A         Dreyfus Variable Investment Fund ("Dreyfus VIF"):
  AllianceBernstein Technology Portfolio - Class A                Dreyfus VIF Small Company Stock Portfolio - Initial shares
  AllianceBernstein Technology Portfolio - Class B
  AllianceBernstein Total Return Portfolio - Class A            Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                            Fidelity(R) VIP Asset Manager/SM/ Portfolio - Initial Class
  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B                                            Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
  AllianceBernstein Utility Income Portfolio - Class A            Fidelity(R) VIP Growth Portfolio - Initial Class
  AllianceBernstein Value Portfolio - Class B                     Fidelity(R) VIP High Income Portfolio - Initial Class
  AllianceBernstein Worldwide Privatization Portfolio - Class A   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
                                                                  Fidelity(R) VIP Money Market Portfolio - Initial Class
American Funds(R) :                                             Fidelity(R) VIP Overseas Portfolio - Initial Class
  American Funds(R) AMCAP Fund(R) (1)
  American Funds(R) The Bond Fund of America/SM/ (1)

                                    VA A - 24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Franklin(R) Templeton(R) Investments ("Franklin"):                   The Universal Institutional Funds, Inc. ("UIF"): -
                                                                          continued
  Franklin Templeton Foreign Fund - Class A (1)                            UIF Money Market Portfolio - Class I (1)
  Franklin Gold and Precious Metals Fund - Class A (1)                     UIF Technology Portfolio - Class I (1)
  Franklin Mutual Financial Services Fund - Class A (1)                    UIF Value Portfolio - Class I (1)

Mercury Variable Trust                                                   Van Eck Worldwide Insurance Trust ("Van Eck"):
  Mercury HW International VIP Portfolio (7)                               Van Eck Worldwide Emerging Markets Fund
                                                                           Van Eck Worldwide Hard Assets Fund
Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch"): (8)
  Merrill Lynch Basic Value V.I. Fund - Class I                          The Vanguard Group(R) :
  Merrill Lynch Core Bond V.I. Fund - Class I                              Vanguard(R) 500 Index Fund (1)
  Merrill Lynch Domestic Money Market V.I. Fund - Class I (1)              Vanguard(R) Dividend Growth Fund (1)
  Merrill Lynch Developing Capital Markets V.I. Fund - Class I (1) (9)     Vanguard(R) GNMA Fund (1)
  Merrill Lynch Global Allocation V.I. Fund - Class I (9)                  Vanguard(R) Health Care Fund (1) (16)
  Merrill Lynch Global Growth V.I. Fund - Class I                          Vanguard(R) Inflation-Protected Securities Fund (1)
  Merrill Lynch High Current Income V.I. Fund - Class I                    Vanguard(R) International Growth Fund (1)
  Merrill Lynch International Value V.I. Fund - Class I (7)                Vanguard(R) LifeStrategy(R) Conservative Fund (1)
  Merrill Lynch Large Cap Core V.I. Fund - Class I                         Vanguard(R) LifeStrategy(R) Growth Fund (1)
  Merrill Lynch Large Cap Growth V.I. Fund - Class I (1)                   Vanguard(R) LifeStrategy(R) Income Fund
  Merrill Lynch Utilities and Telecommunications V.I. Fund - Class I (1)   Vanguard(R) LifeStrategy(R) Moderate Growth Fund (1)
  Merrill Lynch Value Opportunities V.I. Fund - Class I (1) (10)           Vanguard(R) Prime Money Market Fund (1)
                                                                           Vanguard(R) PRIMECAP Fund (1)
MFS(R) Mutual Funds ("MFS"):                                             Vanguard(R) Small-Cap Growth Index Fund (1)
  MFS(R) Emerging Growth Fund (1)                                        Vanguard(R) Small-Cap Value Fund (1)
  MFS(R) New Discovery Fund (1)                                          Vanguard(R) Total Bond Market Index Fund (1)
  MFS(R) Research Fund (1)                                               Vanguard(R)Total International Stock Index Fund (1)(16)
                                                                           Vanguard(R) U.S. Growth Fund (1)
OppenheimerFunds(R) :                                                    Vanguard(R) Wellington(TM)Fund (1)
  Oppenheimer Centennial Money Market Trust - Class A (1) (11)             Vanguard(R) Windsor(TM)Fund (1)
  Oppenheimer International Bond Fund - Class A (1)
  Oppenheimer Strategic Income Fund - Class A (1)                        Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
                                                                           Vanguard(R)  VIF Balanced Portfolio
Putnam Investments:                                                        Vanguard(R) VIF Capital Growth Portfolio
  Putnam Discovery Growth Fund (1) (12)                                    Vanguard(R) VIF Diversified Value Portfolio
  Putnam Health Sciences Trust (1)                                         Vanguard(R) VIF Equity Income Portfolio
  Putnam International Capital Opportunities Fund (1) (13)                 Vanguard(R) VIF Equity Index Portfolio
  Putnam Voyager Fund (1)                                                  Vanguard(R) VIF Growth Portfolio
  The Putnam Fund for Growth and Income (1)                                Vanguard(R) VIF High Yield Bond Portfolio
                                                                           Vanguard(R) VIF International Portfolio
UBS Series Trust ("UBS"):                                                  Vanguard(R) VIF Mid-Cap Index Portfolio
  UBS U.S. Allocation Portfolio (14)                                       Vanguard(R) VIF Money Market Portfolio
                                                                           Vanguard(R) VIF REIT Index Portfolio
The Universal Institutional Funds, Inc. ("UIF") (15):                      Vanguard(R) VIF Short-Term Investment-Grade
                                                                            Portfolio (17)
  UIF Core Plus Fixed Income Portfolio - Class I (1)                       Vanguard(R) VIF Small Company Growth Portfolio
  UIF Equity Growth Portfolio - Class I (1)                                Vanguard(R) VIF Total Bond Market Index Portfolio
  UIF International Magnum Portfolio - Class I (1)                         Vanguard(R) VIF Total Stock Market Index Portfolio
  UIF Mid Cap Growth Portfolio - Class I (1)

                                    VA A - 25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(1)  Sub-accounts had no activity.
(2) Effective December 15, 2004, AllianceBernstein Premier Growth Fund - Class A changed its name to AllianceBernstein Large Cap Growth Fund - Class A.
(3) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A was reorganized into AllianceBernstein Small Cap Growth Portfolio - Class A.
(4) Effective October 13, 2003, Liberty High Yield Securities Fund changed its name to Columbia High Yield Opportunity Fund.
(5) Effective October 13, 2003, Liberty Newport Tiger Fund changed its name to Columbia Newport Tiger Fund.
(6) Effective July 30, 2004, Delaware VIP Large Cap Value Series changed its name to Delaware VIP Value Series.
(7) Effective November 21, 2003, Mercury HW International VIP Portfolio was reorganized into Merrill Lynch International Value V.I. Fund - Class I.
(8) Effective September 2, 2003, Merrill Lynch redesignated the share class for these funds to Class I.
(9) Effective November 21, 2003, Merrill Lynch Developing Capital Markets V.I. Fund - Class l was reorganized into Merrill Lynch Global Allocation V.I. Fund - Class I.
(10) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(11) Effective May 1, 2004, Oppenheimer Centennial Money Market Trust is no longer available for investment in the GIVA contract.
(12) Effective May 1, 2003, Putnam Voyager Fund II - Class A changed its name to Putnam Discovery Growth Fund.
(13) Effective May 1, 2003, Putnam International Voyager Fund - Class A changed its name to Putnam International Capital Opportunities Fund.
(14) Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.
(15) Effective May 1, 2003, the UIF portfolios are no longer available for investment in the GIVA contract.
(16) Effective December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options in the GIVA contract.
(17) Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

In addition to the Sub-accounts above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds, in accordance with contract owners' instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

                                    VA A - 26

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 5.0% for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. Payments between the Company and the Account are disclosed in the Statement of Changes in Net Assets as net transfers from (to) other Sub-accounts or fixed rate option.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Daily charges for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation. A summary of the charges by contract follows:

                      Administrative Expenses and
                       Mortality & Expense Risks
  Contracts               Maximum Annual Rate
  ----------------    ---------------------------
  Gallery                        1.40%
  Ovation                        1.40%
  Ovation Advisor                1.40%
  Ovation Plus                   1.40%
  Paradigm                       1.40%
  Profile                        1.40%
  GIVA                           1.25%
  Trilogy                        1.40%
  Vanguard SPIA                  0.52%
  Variable Annuity               1.40%

                                    VA A - 27

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and GIVA products are not subject to the annual administrative expense charge.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Other charges paid to the Company by redemption of units outstanding include the deductions for distribution expenses, Annual Ratchet Plans, Equity Assurance Plans, transfer fees, surrender charges or deferred sales charges and a partial withdrawal transaction charge.

Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and GIVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers.

In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and GIVA products are not subject to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25.

                                    VA A -28

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Cost of     Proceeds from
Sub-accounts                                                                     Purchases        Sales
---------------------------------------------------------------------------     -----------  --------------
AIM V.I. Capital Appreciation Fund - Series I                                   $    11,394  $       96,016
AIM V.I. International Growth Fund - Series I                                         1,714          37,387
AllianceBernstein Americas Government Income Portfolio - Class A                    466,264       1,630,389
AllianceBernstein Global Bond Portfolio - Class A                                   384,374         925,314
AllianceBernstein Global Dollar Government Portfolio - Class A                      779,329       1,764,461
AllianceBernstein Growth and Income Portfolio - Class A                           1,046,467       6,904,551
AllianceBernstein Growth and Income Portfolio - Class B                           3,168,940       1,877,092
AllianceBernstein Growth Portfolio - Class A                                        363,487       2,825,279
AllianceBernstein Growth Portfolio - Class B                                        441,578         578,390
AllianceBernstein High Yield Portfolio - Class A                                    601,363       1,062,556
AllianceBernstein International Portfolio - Class A                                 780,232       1,176,701
AllianceBernstein International Value Portfolio - Class A                           638,091         454,322
AllianceBernstein Money Market Portfolio - Class A                                1,113,755       3,044,602
AllianceBernstein Money Market Portfolio - Class B                                2,495,143       3,535,683
AllianceBernstein Premier Growth Portfolio - Class A                                139,737       4,725,118
AllianceBernstein Premier Growth Portfolio - Class B                                330,384         807,465
AllianceBernstein Real Estate Investment Portfolio - Class A                        901,087       1,063,318
AllianceBernstein Small Cap Growth Portfolio - Class A                              603,041       1,245,085
AllianceBernstein Small Cap Value Portfolio - Class A                               751,665       1,090,085
AllianceBernstein Technology Portfolio - Class A                                    226,022       2,956,951
AllianceBernstein Technology Portfolio - Class B                                    234,727         490,853
AllianceBernstein Total Return Portfolio - Class A                                1,960,592       3,686,395
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A       1,084,414       2,795,401
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B           9,422          32,301
AllianceBernstein Utility Income Portfolio - Class A                                583,960         876,163
AllianceBernstein Value Portfolio - Class B                                       1,021,515       1,253,887
AllianceBernstein Worldwide Privatization Portfolio - Class A                       491,105         888,520
Delaware VIP Balanced Series - Standard class                                         3,327          21,789
Delaware VIP Capital Reserves Series - Standard class                                10,140           6,249
Delaware VIP Cash Reserves Series - Standard class                                    1,563         456,200
Delaware VIP Growth Opportunities Series - Standard class                                 -          62,407
Delaware VIP High Yield Series - Standard class                                       3,145           6,864
Delaware VIP Value Series - Standard class                                           25,609         230,231
Dreyfus Stock Index Fund, Inc. - Initial shares                                      32,502         360,467
Dreyfus VIF Small Company Stock Portfolio - Initial shares                           18,019         100,484
Fidelity VIP Asset Manager Portfolio - Initial Class                                 63,758         273,598
Fidelity VIP Contrafund Portfolio - Initial Class                                    37,562         193,246
Fidelity VIP Growth Portfolio - Initial Class                                        29,767         520,897
Fidelity VIP High Income Portfolio - Initial Class                                   24,508         137,005
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                         66,288         249,188
Fidelity VIP Money Market Portfolio - Initial Class                                 503,900         784,040
Fidelity VIP Overseas Portfolio - Initial Class                                       8,613          10,058
Merrill Lynch Basic Value V.I. Fund - Class I                                         1,209           1,403
Merrill Lynch Core Bond V.I. Fund - Class I                                           2,539           2,554
Merrill Lynch Global Allocation V.I. Fund - Class I                                   1,803             878
Merrill Lynch Global Growth V.I. Fund - Class I                                         213             193
Merrill Lynch High Current Income V.I. Fund - Class I                                 3,229             657
Merrill Lynch International Value V.I. Fund - Class I                                   635             378
Merrill Lynch Large Cap Core V.I. Fund - Class I                                        157             266
UBS U.S. Allocation Portfolio                                                         1,845          20,409
Van Eck Worldwide Emerging Markets Fund                                                 612             753
Van Eck Worldwide Hard Assets Fund                                                    7,890             256

                                    VA A - 29

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Cost of     Proceeds from
Sub-accounts                                                                     Purchases        Sales
---------------------------------------------------------------------------     -----------  --------------
Vanguard LifeStrategy Income Fund                                               $    50,591  $            2
Vanguard VIF Balanced Portfolio                                                     113,241           3,917
Vanguard VIF Capital Growth Portfolio                                                25,658           1,693
Vanguard VIF Diversified Value Portfolio                                             37,654           2,365
Vanguard VIF Equity Income Portfolio                                                 25,658           1,712
Vanguard VIF Equity Index Portfolio                                                  25,658           1,677
Vanguard VIF Growth Portfolio                                                        37,654           2,206
Vanguard VIF High Yield Bond Portfolio                                               25,658           1,704
Vanguard VIF International Portfolio                                                 55,613           3,540
Vanguard VIF Mid-Cap Index Portfolio                                                 51,315           3,389
Vanguard VIF Money Market Portfolio                                                 802,206         790,706
Vanguard VIF REIT Index Portfolio                                                    55,613           3,984
Vanguard VIF Short-Term Investment-Grade Portfolio                                    5,734             260
Vanguard VIF Small Company Growth Portfolio                                          63,306           3,807
Vanguard VIF Total Bond Market Index Portfolio                                       51,315           3,379
Vanguard VIF Total Stock Market Index Portfolio                                     165,296           8,219

                                    VA A - 30

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                                     Value of
                                                                                      Net Asset      Shares at     Cost of Shares
Sub-accounts                                                              Shares        Value       Fair Value          Held
--------------------------------------------------------------------   -----------   ----------   --------------   --------------
AIM V.I. Capital Appreciation Fund - Series I                               14,084   $    22.69   $      319,574   $      416,208
AIM V.I. International Growth Fund - Series I                                8,802        19.77          174,024          168,070
AllianceBernstein Americas Government Income Portfolio - Class A           325,127        12.91        4,197,393        4,056,465
AllianceBernstein Global Bond Portfolio - Class A                          108,285        13.63        1,475,931        1,401,292
AllianceBernstein Global Dollar Government Portfolio - Class A             172,805        14.79        2,555,792        2,352,500
AllianceBernstein Growth and Income Portfolio - Class A                  1,338,307        24.08       32,226,430       28,524,398
AllianceBernstein Growth and Income Portfolio - Class B                    449,994        23.87       10,741,346        9,098,440
AllianceBernstein Growth Portfolio - Class A                               931,061        18.30       17,038,422       21,894,820
AllianceBernstein Growth Portfolio - Class B                               179,006        18.05        3,231,063        2,537,948
AllianceBernstein High Yield Portfolio - Class A                           399,756         7.97        3,186,053        2,890,509
AllianceBernstein International Portfolio - Class A                        364,232        15.26        5,558,183        3,736,750
AllianceBernstein International Value Portfolio - Class A                  110,893        16.71        1,853,027        1,361,294
AllianceBernstein Money Market Portfolio - Class A                       3,734,318         1.00        3,734,318        3,734,318
AllianceBernstein Money Market Portfolio - Class B                       3,090,981         1.00        3,090,981        3,090,981
AllianceBernstein Premier Growth Portfolio - Class A                       944,798        23.44       22,146,075       30,284,351
AllianceBernstein Premier Growth Portfolio - Class B                       159,219        23.11        3,679,550        2,987,196
AllianceBernstein Real Estate Investment Portfolio - Class A               230,002        20.66        4,751,841        3,055,708
AllianceBernstein Small Cap Growth Portfolio - Class A                     509,250        11.65        5,932,758        5,602,567
AllianceBernstein Small Cap Value Portfolio - Class A                      247,619        16.84        4,169,902        2,984,845
AllianceBernstein Technology Portfolio - Class A                           819,766        15.27       12,517,820       23,068,281
AllianceBernstein Technology Portfolio - Class B                           110,501        15.08        1,666,362        1,448,789
AllianceBernstein Total Return Portfolio - Class A                         645,200        18.94       12,220,096       11,006,630
AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                   795,423        12.28        9,767,798        9,769,514
AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class B                                                                    12,869        12.18          156,743          153,558
AllianceBernstein Utility Income Portfolio - Class A                       225,427        18.17        4,096,017        3,690,467
AllianceBernstein Value Portfolio - Class B                                373,893        12.54        4,688,616        3,666,715
AllianceBernstein Worldwide Privatization Portfolio - Class A              245,824        20.18        4,960,728        3,983,445
Delaware VIP Balanced Series - Standard class                               11,162        13.36          149,125          184,266
Delaware VIP Capital Reserves Series - Standard class                       23,183         9.94          230,442          223,383
Delaware VIP Cash Reserves Series - Standard class                         129,795         1.00          129,795          129,795
Delaware VIP Growth Opportunities Series - Standard class                   39,025        15.96          622,841          629,352
Delaware VIP High Yield Series - Standard class                              8,498         6.11           51,924           55,815
Delaware VIP Value Series - Standard class                                  87,159        18.46        1,608,953        1,385,120
Dreyfus Stock Index Fund, Inc. - Initial shares                             54,156        30.89        1,672,892        1,706,877
Dreyfus VIF Small Company Stock Portfolio - Initial shares                   8,458        22.66          191,665          154,326
Fidelity VIP Asset Manager Portfolio - Initial Class                        39,789        14.85          590,866          599,061
Fidelity VIP Contrafund Portfolio - Initial Class                           25,563        26.62          680,482          592,915
Fidelity VIP Growth Portfolio - Initial Class                               47,611        32.01        1,524,043        2,018,315
Fidelity VIP High Income Portfolio - Initial Class                          16,392         7.00          114,747          102,191
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                30,487        13.25          403,954          397,212
Fidelity VIP Money Market Portfolio - Initial Class                      1,377,926         1.00        1,377,926        1,377,926
Fidelity VIP Overseas Portfolio - Initial Class                              4,479        17.52           78,464           80,768
Merrill Lynch Basic Value V.I. Fund - Class I                                6,302        15.70           98,938           83,285
Merrill Lynch Core Bond V.I. Fund - Class I                                  5,792        12.31           71,304           65,084
Merrill Lynch Global Allocation V.I. Fund - Class I                          4,959        12.55           62,240           63,073
Merrill Lynch Global Growth V.I. Fund - Class I                              1,487         9.66           14,366           14,958
Merrill Lynch High Current Income V.I. Fund - Class I                        5,449         8.12           44,247           47,058
Merrill Lynch International Value V.I. Fund - Class I                        2,084        13.67           28,483           22,297

                                    VA A - 31

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                                     Value of
                                                                                      Net Asset      Shares at     Cost of Shares
Sub-accounts                                                              Shares        Value       Fair Value          Held
--------------------------------------------------------------------   -----------   ----------   --------------   --------------
Merrill Lynch Large Cap Core V.I. Fund - Class I                               664   $    29.38   $       19,516   $       19,804
UBS U.S. Allocation Portfolio                                               14,583        13.50          196,868          219,040
Van Eck Worldwide Emerging Markets Fund                                      4,501        15.21           68,467           42,039
Van Eck Worldwide Hard Assets Fund                                           1,440        18.36           26,433           19,454
Vanguard LifeStrategy Income Fund                                            3,707        13.53           50,151           50,589
Vanguard VIF Balanced Portfolio                                              6,195        18.62          115,360          109,399
Vanguard VIF Capital Growth Portfolio                                        1,776        15.07           26,761           23,991
Vanguard VIF Diversified Value Portfolio                                     3,019        13.55           40,909           35,383
Vanguard VIF Equity Income Portfolio                                         1,384        19.45           26,925           23,990
Vanguard VIF Equity Index Portfolio                                            922        28.29           26,074           23,991
Vanguard VIF Growth Portfolio                                                3,171        11.67           37,010           35,379
Vanguard VIF High Yield Bond Portfolio                                       2,849         9.02           25,700           23,991
Vanguard VIF International Portfolio                                         3,926        15.15           59,473           52,082
Vanguard VIF Mid-Cap Index Portfolio                                         3,437        16.27           55,921           47,981
Vanguard VIF Money Market Portfolio                                         11,500         1.00           11,500           11,500
Vanguard VIF REIT Index Portfolio                                            3,432        20.09           68,951           52,106
Vanguard VIF Short-Term Investment-Grade Portfolio                             523        10.62            5,550            5,477
Vanguard VIF Small Company Growth Portfolio                                  3,349        19.48           65,236           59,358
Vanguard VIF Total Bond Market Index Portfolio                               4,334        11.48           49,758           47,981
Vanguard VIF Total Stock Market Index Portfolio                              6,242        28.60          178,524          157,213

                                    VA A - 32

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2004.


                                                                       Accumulation    Accumulation      Annuity Units
Sub-accounts                                                           Units Issued   Units Redeemed        Issued
--------------------------------------------------------------------   ------------   --------------    --------------
1 AIM V.I. Capital Appreciation Fund - Series I                                 592           (8,614)                -
1 AIM V.I. International Growth Fund - Series I                                 290           (3,380)                -
1 AllianceBernstein Americas Government Income Portfolio - Class A            1,110          (69,423)                -
1 AllianceBernstein Global Bond Portfolio - Class A                           3,114          (41,177)                8
1 AllianceBernstein Global Bond Portfolio - Class A                               -             (109)                -
1 AllianceBernstein Global Dollar Government Portfolio - Class A                664          (41,955)                -
1 AllianceBernstein Growth and Income Portfolio - Class A                    12,038         (154,539)                5
1 AllianceBernstein Growth and Income Portfolio - Class A                         -          (24,816)                -
2 AllianceBernstein Growth and Income Portfolio - Class A                         -               (1)                -
3 AllianceBernstein Growth and Income Portfolio - Class A                         -               (4)                -
4 AllianceBernstein Growth and Income Portfolio - Class B                    73,970          (35,073)                -
1 AllianceBernstein Growth Portfolio - Class A                                  372          (91,588)                -
1 AllianceBernstein Growth Portfolio - Class A                                    -           (8,191)                -
2 AllianceBernstein Growth Portfolio - Class A                                    -                -                 -
3 AllianceBernstein Growth Portfolio - Class A                                    -               (1)                -
4 AllianceBernstein Growth Portfolio - Class B                                4,983           (9,097)                -
1 AllianceBernstein High Yield Portfolio - Class A                            5,901          (66,256)                -
1 AllianceBernstein International Portfolio - Class A                        18,782          (43,459)                -
3 AllianceBernstein International Portfolio - Class A                             -               (1)                -
1 AllianceBernstein International Value Portfolio - Class A                  21,671           (8,501)                -
1 AllianceBernstein Money Market Portfolio - Class A                            110         (148,332)                -
3 AllianceBernstein Money Market Portfolio - Class A                              -               (1)                -
4 AllianceBernstein Money Market Portfolio - Class B                        119,580         (199,135)                -
1 AllianceBernstein Premier Growth Portfolio - Class A                          621         (163,418)                4
1 AllianceBernstein Premier Growth Portfolio - Class A                            -           (4,035)                -
2 AllianceBernstein Premier Growth Portfolio - Class A                            -                -                 -
3 AllianceBernstein Premier Growth Portfolio - Class A                            -             (121)                -
4 AllianceBernstein Premier Growth Portfolio - Class B                       19,859          (86,521)                -
1 AllianceBernstein Real Estate Investment Portfolio - Class A               24,151          (31,350)                4
3 AllianceBernstein Real Estate Investment Portfolio - Class A                   35           (1,487)                -
1 AllianceBernstein Small Cap Growth Portfolio - Class A                     39,082          (92,157)                2
1 AllianceBernstein Small Cap Growth Portfolio - Class A                        113           (1,421)                -
1 AllianceBernstein Small Cap Value Portfolio - Class A                      13,000          (37,839)                -
1 AllianceBernstein Technology Portfolio - Class A                            1,769         (172,046)                -
1 AllianceBernstein Technology Portfolio - Class A                                -           (7,946)                -
2 AllianceBernstein Technology Portfolio - Class A                                -                -                 -
3 AllianceBernstein Technology Portfolio - Class A                                -              (56)                -
4 AllianceBernstein Technology Portfolio - Class B                           11,661          (53,585)                -
1 AllianceBernstein Total Return Portfolio - Class A                         40,645         (117,567)                1
1 AllianceBernstein Total Return Portfolio - Class A                              -           (2,734)                -
2 AllianceBernstein Total Return Portfolio - Class A                              -                -                 -
3 AllianceBernstein Total Return Portfolio - Class A                              -               (1)                -
1 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                          6,114         (138,122)                7
3 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                              -           (1,281)                -
4 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class B                                                             95           (1,960)                -
1 AllianceBernstein Utility Income Portfolio - Class A                       22,547          (38,654)                -
3 AllianceBernstein Utility Income Portfolio - Class A                          162                -                 -
4 AllianceBernstein Value Portfolio - Class B                                27,144          (45,655)                -
1 AllianceBernstein Worldwide Privatization Portfolio - Class A              19,382          (36,695)                4
5 Delaware VIP Balanced Series - Standard class                                   -             (717)                -

                                                                        Annuity Units    Net Increase
Sub-accounts                                                              Redeemed        (Decrease)
--------------------------------------------------------------------   --------------    ------------
1 AIM V.I. Capital Appreciation Fund - Series I                                     -          (8,022)
1 AIM V.I. International Growth Fund - Series I                                     -          (3,090)
1 AllianceBernstein Americas Government Income Portfolio - Class A                  -         (68,313)
1 AllianceBernstein Global Bond Portfolio - Class A                               (71)        (38,126)
1 AllianceBernstein Global Bond Portfolio - Class A                                 -            (109)
1 AllianceBernstein Global Dollar Government Portfolio - Class A                    -         (41,291)
1 AllianceBernstein Growth and Income Portfolio - Class A                         (53)       (142,549)
1 AllianceBernstein Growth and Income Portfolio - Class A                      (1,194)        (26,010)
2 AllianceBernstein Growth and Income Portfolio - Class A                           -              (1)
3 AllianceBernstein Growth and Income Portfolio - Class A                           -              (4)
4 AllianceBernstein Growth and Income Portfolio - Class B                        (127)         38,770
1 AllianceBernstein Growth Portfolio - Class A                                      -         (91,216)
1 AllianceBernstein Growth Portfolio - Class A                                      -          (8,191)
2 AllianceBernstein Growth Portfolio - Class A                                      -               -
3 AllianceBernstein Growth Portfolio - Class A                                      -              (1)
4 AllianceBernstein Growth Portfolio - Class B                                      -          (4,114)
1 AllianceBernstein High Yield Portfolio - Class A                                (58)        (60,413)
1 AllianceBernstein International Portfolio - Class A                               -         (24,677)
3 AllianceBernstein International Portfolio - Class A                               -              (1)
1 AllianceBernstein International Value Portfolio - Class A                         -          13,170
1 AllianceBernstein Money Market Portfolio - Class A                                -        (148,222)
3 AllianceBernstein Money Market Portfolio - Class A                                -              (1)
4 AllianceBernstein Money Market Portfolio - Class B                                -         (79,555)
1 AllianceBernstein Premier Growth Portfolio - Class A                            (46)       (162,839)
1 AllianceBernstein Premier Growth Portfolio - Class A                              -          (4,035)
2 AllianceBernstein Premier Growth Portfolio - Class A                              -               -
3 AllianceBernstein Premier Growth Portfolio - Class A                              -            (121)
4 AllianceBernstein Premier Growth Portfolio - Class B                              -         (66,662)
1 AllianceBernstein Real Estate Investment Portfolio - Class A                    (24)         (7,219)
3 AllianceBernstein Real Estate Investment Portfolio - Class A                      -          (1,452)
1 AllianceBernstein Small Cap Growth Portfolio - Class A                          (89)        (53,162)
1 AllianceBernstein Small Cap Growth Portfolio - Class A                            -          (1,308)
1 AllianceBernstein Small Cap Value Portfolio - Class A                             -         (24,839)
1 AllianceBernstein Technology Portfolio - Class A                                  -        (170,277)
1 AllianceBernstein Technology Portfolio - Class A                               (419)         (8,365)
2 AllianceBernstein Technology Portfolio - Class A                                  -               -
3 AllianceBernstein Technology Portfolio - Class A                                  -             (56)
4 AllianceBernstein Technology Portfolio - Class B                                  -         (41,924)
1 AllianceBernstein Total Return Portfolio - Class A                             (235)        (77,156)
1 AllianceBernstein Total Return Portfolio - Class A                             (149)         (2,883)
2 AllianceBernstein Total Return Portfolio - Class A                                -               -
3 AllianceBernstein Total Return Portfolio - Class A                                -              (1)
1 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                             (387)       (132,388)
3 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                                -          (1,281)
4 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class B                                                                -          (1,865)
1 AllianceBernstein Utility Income Portfolio - Class A                              -         (16,107)
3 AllianceBernstein Utility Income Portfolio - Class A                              -             162
4 AllianceBernstein Value Portfolio - Class B                                       -         (18,511)
1 AllianceBernstein Worldwide Privatization Portfolio - Class A                   (22)        (17,331)
5 Delaware VIP Balanced Series - Standard class                                     -            (717)

                                    VA A - 33

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                       Accumulation    Accumulation      Annuity Units
Sub-accounts                                                           Units Issued   Units Redeemed        Issued
--------------------------------------------------------------------   ------------   --------------    --------------
5 Delaware VIP Capital Reserves Series - Standard class                           -             (153)                -
5 Delaware VIP Cash Reserves Series - Standard class                              -          (27,828)                -
5 Delaware VIP Growth Opportunities Series - Standard class                       -           (1,944)                -
5 Delaware VIP High Yield Series - Standard class                                 -             (277)                -
5 Delaware VIP Value Series - Standard class                                      -           (6,471)                -
1 Dreyfus Stock Index Fund, Inc. - Initial shares                               171          (20,016)                -
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                    218           (7,174)                -
1 Fidelity VIP Asset Manager Portfolio - Initial Class                        1,894          (16,715)                -
1 Fidelity VIP Contrafund Portfolio - Initial Class                           1,836          (12,038)                -
1 Fidelity VIP Growth Portfolio - Initial Class                                 960          (33,450)                -
1 Fidelity VIP High Income Portfolio - Initial Class                            255          (12,320)                -
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                  114          (12,676)                -
1 Fidelity VIP Money Market Portfolio - Initial Class                        16,472          (38,911)                -
1 Fidelity VIP Overseas Portfolio - Initial Class                               593             (720)                -
1 Merrill Lynch Basic Value V.I. Fund - Class I                                   -               (6)                -
1 Merrill Lynch Core Bond V.I. Fund - Class I                                     -             (115)                -
1 Merrill Lynch Global Allocation V.I. Fund - Class I                             -               (5)                -
1 Merrill Lynch Global Growth V.I. Fund - Class I                                 -               (1)                -
1 Merrill Lynch High Current Income V.I. Fund - Class I                           -               (4)                -
1 Merrill Lynch International Value V.I. Fund - Class I                           -               (2)                -
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                                -               (2)                -
1 UBS U.S. Allocation Portfolio                                                   -           (1,274)                -
1 Van Eck Worldwide Emerging Markets Fund                                        36               (1)                -
1 Van Eck Worldwide Hard Assets Fund                                            589               (2)                -
6 Vanguard LifeStrategy Income Fund                                               -                -             4,605
6 Vanguard VIF Balanced Portfolio                                                 -                -             9,966
6 Vanguard VIF Capital Growth Portfolio                                           -                -             2,257
6 Vanguard VIF Diversified Value Portfolio                                        -                -             3,214
6 Vanguard VIF Equity Income Portfolio                                            -                -             2,272
6 Vanguard VIF Equity Index Portfolio                                             -                -             2,311
6 Vanguard VIF Growth Portfolio                                                   -                -             3,441
6 Vanguard VIF High Yield Bond Portfolio                                          -                -             2,421
6 Vanguard VIF International Portfolio                                            -                -             4,743
6 Vanguard VIF Mid-Cap Index Portfolio                                            -                -             4,503
6 Vanguard VIF Money Market Portfolio                                             -                -            79,934
6 Vanguard VIF REIT Index Portfolio                                               -                -             5,124
6 Vanguard VIF Short-Term Investment-Grade Portfolio                              -                -               567
6 Vanguard VIF Small Company Growth Portfolio                                     -                -             5,680
6 Vanguard VIF Total Bond Market Index Portfolio                                  -                -             5,043
6 Vanguard VIF Total Stock Market Index Portfolio                                 -                -            15,332

                                                                        Annuity Units    Net Increase
Sub-accounts                                                              Redeemed        (Decrease)
--------------------------------------------------------------------   --------------    ------------
5 Delaware VIP Capital Reserves Series - Standard class                             -            (153)
5 Delaware VIP Cash Reserves Series - Standard class                                -         (27,828)
5 Delaware VIP Growth Opportunities Series - Standard class                         -          (1,944)
5 Delaware VIP High Yield Series - Standard class                                   -            (277)
5 Delaware VIP Value Series - Standard class                                        -          (6,471)
1 Dreyfus Stock Index Fund, Inc. - Initial shares                                   -         (19,845)
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                        -          (6,956)
1 Fidelity VIP Asset Manager Portfolio - Initial Class                              -         (14,821)
1 Fidelity VIP Contrafund Portfolio - Initial Class                                 -         (10,202)
1 Fidelity VIP Growth Portfolio - Initial Class                                     -         (32,490)
1 Fidelity VIP High Income Portfolio - Initial Class                                -         (12,065)
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                 (1,123)        (13,685)
1 Fidelity VIP Money Market Portfolio - Initial Class                               -         (22,439)
1 Fidelity VIP Overseas Portfolio - Initial Class                                   -            (127)
1 Merrill Lynch Basic Value V.I. Fund - Class I                                     -              (6)
1 Merrill Lynch Core Bond V.I. Fund - Class I                                       -            (115)
1 Merrill Lynch Global Allocation V.I. Fund - Class I                               -              (5)
1 Merrill Lynch Global Growth V.I. Fund - Class I                                   -              (1)
1 Merrill Lynch High Current Income V.I. Fund - Class I                             -              (4)
1 Merrill Lynch International Value V.I. Fund - Class I                             -              (2)
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                                  -              (2)
1 UBS U.S. Allocation Portfolio                                                     -          (1,274)
1 Van Eck Worldwide Emerging Markets Fund                                           -              35
1 Van Eck Worldwide Hard Assets Fund                                                -             587
6 Vanguard LifeStrategy Income Fund                                                 -           4,605
6 Vanguard VIF Balanced Portfolio                                                (340)          9,626
6 Vanguard VIF Capital Growth Portfolio                                          (139)          2,118
6 Vanguard VIF Diversified Value Portfolio                                       (183)          3,031
6 Vanguard VIF Equity Income Portfolio                                           (140)          2,132
6 Vanguard VIF Equity Index Portfolio                                            (142)          2,169
6 Vanguard VIF Growth Portfolio                                                  (196)          3,245
6 Vanguard VIF High Yield Bond Portfolio                                         (149)          2,272
6 Vanguard VIF International Portfolio                                           (284)          4,459
6 Vanguard VIF Mid-Cap Index Portfolio                                           (277)          4,226
6 Vanguard VIF Money Market Portfolio                                         (78,794)          1,140
6 Vanguard VIF REIT Index Portfolio                                              (308)          4,816
6 Vanguard VIF Short-Term Investment-Grade Portfolio                              (24)            543
6 Vanguard VIF Small Company Growth Portfolio                                    (335)          5,345
6 Vanguard VIF Total Bond Market Index Portfolio                                 (311)          4,732
6 Vanguard VIF Total Stock Market Index Portfolio                                (724)         14,608

Footnotes

     1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
     2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
     3    Profile product.
     4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
     5    Variable Annuity product.
     6    Vanguard SPIA product.

                                    VA A - 34

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.


                                                                         Accumulation     Accumulation      Annuity Units
Sub-accounts                                                             Units Issued    Units Redeemed        Issued
----------------------------------------------------------------------   ------------    --------------    --------------
1 AIM V.I. Capital Appreciation Fund - Series I                                 1,071            (1,708)                -
1 AIM V.I. International Growth Fund - Series I                                 2,428            (1,042)                -
1 AllianceBernstein Americas Government Income Portfolio - Class A             20,454           (67,258)                -
1 AllianceBernstein Global Bond Portfolio - Class A                            62,337           (50,826)               25
1 AllianceBernstein Global Bond Portfolio - Class A                                 -              (244)                -
1 AllianceBernstein Global Dollar Government Portfolio - Class A               62,088           (35,171)                -
1 AllianceBernstein Growth and Income Portfolio - Class A                        (908)         (181,101)               52
1 AllianceBernstein Growth and Income Portfolio - Class A                         144           (15,457)              139
2 AllianceBernstein Growth and Income Portfolio - Class A                           -                 -                 -
3 AllianceBernstein Growth and Income Portfolio - Class A                           -              (217)                -
4 AllianceBernstein Growth and Income Portfolio - Class B                      44,783            (9,634)                3
1 AllianceBernstein Growth Portfolio - Class A                                  7,283          (106,357)                -
1 AllianceBernstein Growth Portfolio - Class A                                    239            (8,941)                -
2 AllianceBernstein Growth Portfolio - Class A                                      -                (1)                -
3 AllianceBernstein Growth Portfolio - Class A                                      -                 -                 -
4 AllianceBernstein Growth Portfolio - Class B                                 33,557            (7,468)                -
1 AllianceBernstein High Yield Portfolio - Class A                             95,526           (31,617)               17
1 AllianceBernstein International Portfolio - Class A                          27,625           (51,173)                -
3 AllianceBernstein International Portfolio - Class A                               -                 -                 -
1 AllianceBernstein International Value Portfolio - Class A                    29,676            (4,486)                -
1 AllianceBernstein Money Market Portfolio - Class A                           51,232          (368,163)                -
3 AllianceBernstein Money Market Portfolio - Class A                                -                (1)                -
4 AllianceBernstein Money Market Portfolio - Class B                          100,724          (132,003)                -
1 AllianceBernstein Premier Growth Portfolio - Class A                           (274)         (149,398)               26
1 AllianceBernstein Premier Growth Portfolio - Class A                              -            (4,386)                -
2 AllianceBernstein Premier Growth Portfolio - Class A                              -                (1)                -
3 AllianceBernstein Premier Growth Portfolio - Class A                              -               (10)                -
4 AllianceBernstein Premier Growth Portfolio - Class B                         58,301           (26,793)                -
1 AllianceBernstein Real Estate Investment Portfolio - Class A                  8,160           (28,781)                5
3 AllianceBernstein Real Estate Investment Portfolio - Class A                      -                (1)                -
1 AllianceBernstein Small Cap Growth Portfolio - Class A                       33,916           (71,398)               38
1 AllianceBernstein Small Cap Growth Portfolio - Class A                            -            (1,973)                -
1 AllianceBernstein Small Cap Value Portfolio - Class A                        57,724           (24,068)                -
1 AllianceBernstein Technology Portfolio - Class A                                749          (139,884)                -
1 AllianceBernstein Technology Portfolio - Class A                                  -            (4,078)                4
2 AllianceBernstein Technology Portfolio - Class A                                  -                (1)                -
3 AllianceBernstein Technology Portfolio - Class A                                  -                 -                 -
4 AllianceBernstein Technology Portfolio - Class B                             29,914           (13,565)                -
1 AllianceBernstein Total Return Portfolio - Class A                           26,444           (51,919)               12
1 AllianceBernstein Total Return Portfolio - Class A                                -            (2,795)                2
2 AllianceBernstein Total Return Portfolio - Class A                                -                (1)                -
3 AllianceBernstein Total Return Portfolio - Class A                                -                 -                 -
1 AllianceBernstein U.S. Government/High Grade Securities                      55,865          (384,617)               63
Portfolio - Class A
3 AllianceBernstein U.S. Government/High Grade Securities                           -               (12)                -
Portfolio - Class A
4 AllianceBernstein U.S. Government/High Grade Securities                           -            (2,519)                -
Portfolio - Class B
1 AllianceBernstein Utility Income Portfolio - Class A                         18,017           (31,758)                -
3 AllianceBernstein Utility Income Portfolio - Class A                              -                (1)                -
4 AllianceBernstein Value Portfolio - Class B                                 103,917           (20,228)                -
1 AllianceBernstein Worldwide Privatization Portfolio - Class A                 2,930           (38,990)                5
5 Delaware VIP Balanced Series - Standard class                                     -            (2,940)                -
5 Delaware VIP Capital Reserves Series - Standard class                             -            (6,834)                -

                                                                          Annuity Units    Net Increase
Sub-accounts                                                                Redeemed        (Decrease)
----------------------------------------------------------------------   --------------    ------------
1 AIM V.I. Capital Appreciation Fund - Series I                                       -            (637)
1 AIM V.I. International Growth Fund - Series I                                       -           1,386
1 AllianceBernstein Americas Government Income Portfolio -                            -         (46,804)
Class A
1 AllianceBernstein Global Bond Portfolio - Class A                                 (94)         11,442
1 AllianceBernstein Global Bond Portfolio - Class A                                   -            (244)
1 AllianceBernstein Global Dollar Government Portfolio - Class                        -          26,917
A
1 AllianceBernstein Growth and Income Portfolio - Class A                          (100)       (182,057)
1 AllianceBernstein Growth and Income Portfolio - Class A                        (1,393)        (16,567)
2 AllianceBernstein Growth and Income Portfolio - Class A                             -               -
3 AllianceBernstein Growth and Income Portfolio - Class A                             -            (217)
4 AllianceBernstein Growth and Income Portfolio - Class B                          (159)         34,993
1 AllianceBernstein Growth Portfolio - Class A                                        -         (99,074)
1 AllianceBernstein Growth Portfolio - Class A                                        -          (8,702)
2 AllianceBernstein Growth Portfolio - Class A                                        -              (1)
3 AllianceBernstein Growth Portfolio - Class A                                        -               -
4 AllianceBernstein Growth Portfolio - Class B                                        -          26,089
1 AllianceBernstein High Yield Portfolio - Class A                                  (79)         63,847
1 AllianceBernstein International Portfolio - Class A                                 -         (23,548)
3 AllianceBernstein International Portfolio - Class A                                 -               -
1 AllianceBernstein International Value Portfolio - Class A                           -          25,190
1 AllianceBernstein Money Market Portfolio - Class A                                  -        (316,931)
3 AllianceBernstein Money Market Portfolio - Class A                                  -              (1)
4 AllianceBernstein Money Market Portfolio - Class B                                  -         (31,279)
1 AllianceBernstein Premier Growth Portfolio - Class A                              (66)       (149,712)
1 AllianceBernstein Premier Growth Portfolio - Class A                                -          (4,386)
2 AllianceBernstein Premier Growth Portfolio - Class A                                -              (1)
3 AllianceBernstein Premier Growth Portfolio - Class A                                -             (10)
4 AllianceBernstein Premier Growth Portfolio - Class B                                -          31,508
1 AllianceBernstein Real Estate Investment Portfolio - Class A                      (22)        (20,638)
3 AllianceBernstein Real Estate Investment Portfolio - Class A                        -              (1)
1 AllianceBernstein Small Cap Growth Portfolio - Class A                           (121)        (37,565)
1 AllianceBernstein Small Cap Growth Portfolio - Class A                              -          (1,973)
1 AllianceBernstein Small Cap Value Portfolio - Class A                               -          33,656
1 AllianceBernstein Technology Portfolio - Class A                                    -        (139,135)
1 AllianceBernstein Technology Portfolio - Class A                                 (443)         (4,517)
2 AllianceBernstein Technology Portfolio - Class A                                    -              (1)
3 AllianceBernstein Technology Portfolio - Class A                                    -               -
4 AllianceBernstein Technology Portfolio - Class B                                    -          16,349
1 AllianceBernstein Total Return Portfolio - Class A                               (252)        (25,715)
1 AllianceBernstein Total Return Portfolio - Class A                               (157)         (2,950)
2 AllianceBernstein Total Return Portfolio - Class A                                  -              (1)
3 AllianceBernstein Total Return Portfolio - Class A                                  -               -
1 AllianceBernstein U.S. Government/High Grade Securities                          (461)       (329,150)
Portfolio - Class A
3 AllianceBernstein U.S. Government/High Grade Securities                             -             (12)
Portfolio - Class A
4 AllianceBernstein U.S. Government/High Grade Securities                             -          (2,519)
Portfolio - Class B
1 AllianceBernstein Utility Income Portfolio - Class A                                -         (13,741)
3 AllianceBernstein Utility Income Portfolio - Class A                                -              (1)
4 AllianceBernstein Value Portfolio - Class B                                         -          83,689
1 AllianceBernstein Worldwide Privatization Portfolio - Class A                     (22)        (36,077)
5 Delaware VIP Balanced Series - Standard class                                       -          (2,940)
5 Delaware VIP Capital Reserves Series - Standard class                               -          (6,834)

                                    VA A - 35

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.


                                                                         Accumulation    Accumulation      Annuity Units
Sub-accounts                                                             Units Issued   Units Redeemed        Issued
----------------------------------------------------------------------   ------------   --------------    --------------
5 Delaware VIP Cash Reserves Series - Standard class                           25,083               (9)                -
5 Delaware VIP Growth Opportunities Series - Standard class                         -          (10,247)                -
5 Delaware VIP High Yield Series - Standard class                                   -           (2,325)                -
5 Delaware VIP Value Series - Standard class                                        -          (37,527)                -
1 Dreyfus Stock Index Fund, Inc. - Initial shares                               4,076          (17,916)                -
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                    1,570           (3,585)                -
1 Fidelity VIP Asset Manager Portfolio - Initial Class                            187           (5,437)                -
1 Fidelity VIP Contrafund Portfolio - Initial Class                             1,295           (2,200)                -
1 Fidelity VIP Growth Portfolio - Initial Class                                   981          (24,425)                -
1 Fidelity VIP High Income Portfolio - Initial Class                              319           (3,638)                -
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    117           (6,720)              131
1 Fidelity VIP Money Market Portfolio - Initial Class                           1,503          (41,578)                -
1 Fidelity VIP Overseas Portfolio - Initial Class                                   -           (4,316)                -
1 Mercury HW International VIP Portfolio                                            -           (2,033)                -
1 Merrill Lynch Basic Value V.I. Fund - Class I                                     1              368                 -
1 Merrill Lynch Core Bond V.I. Fund - Class I                                       -             (122)                -
1 Merrill Lynch Developing Capital Markets V.I. Fund - Class I                      -             (913)                -
1 Merrill Lynch Global Allocation V.I. Fund - Class I                             768               (4)                -
1 Merrill Lynch Global Growth V.I. Fund - Class I                                   -              446                 -
1 Merrill Lynch High Current Income V.I. Fund - Class I                             -              466                 -
1 Merrill Lynch International Value V.I. Fund - Class I                         2,033               (3)                -
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                                  -              360                 -
1 UBS U.S. Allocation Portfolio                                                     -          (12,340)                -
1 Van Eck Worldwide Emerging Markets Fund                                       1,982               (4)                -
1 Van Eck Worldwide Hard Assets Fund                                                -              (37)                -

                                                                          Annuity Units    Net Increase
Sub-accounts                                                                Redeemed        (Decrease)
----------------------------------------------------------------------   --------------    ------------
5 Delaware VIP Cash Reserves Series - Standard class                                  -          25,074
5 Delaware VIP Growth Opportunities Series - Standard class                           -         (10,247)
5 Delaware VIP High Yield Series - Standard class                                     -          (2,325)
5 Delaware VIP Value Series - Standard class                                          -         (37,527)
1 Dreyfus Stock Index Fund, Inc. - Initial shares                                     -         (13,840)
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                          -          (2,015)
1 Fidelity VIP Asset Manager Portfolio - Initial Class                                -          (5,250)
1 Fidelity VIP Contrafund Portfolio - Initial Class                                   -            (905)
1 Fidelity VIP Growth Portfolio - Initial Class                                       -         (23,444)
1 Fidelity VIP High Income Portfolio - Initial Class                                  -          (3,319)
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                   (1,316)         (7,788)
1 Fidelity VIP Money Market Portfolio - Initial Class                                 -         (40,075)
1 Fidelity VIP Overseas Portfolio - Initial Class                                     -          (4,316)
1 Mercury HW International VIP Portfolio                                              -          (2,033)
1 Merrill Lynch Basic Value V.I. Fund - Class I                                       -             369
1 Merrill Lynch Core Bond V.I. Fund - Class I                                         -            (122)
1 Merrill Lynch Developing Capital Markets V.I. Fund - Class I                        -            (913)
1 Merrill Lynch Global Allocation V.I. Fund - Class I                                 -             764
1 Merrill Lynch Global Growth V.I. Fund - Class I                                     -             446
1 Merrill Lynch High Current Income V.I. Fund - Class I                               -             466
1 Merrill Lynch International Value V.I. Fund - Class I                               -           2,030
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                                    -             360
1 UBS U.S. Allocation Portfolio                                                       -         (12,340)
1 Van Eck Worldwide Emerging Markets Fund                                             -           1,978
1 Van Eck Worldwide Hard Assets Fund                                                  -             (37)

Footnotes

     1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
     2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
     3    Profile product.
     4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
     5    Variable Annuity product.
     6    Vanguard SPIA product.

                                    VA A - 36

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                                       Investment
                                                                                            Unit                         Income
Sub-accounts                                                               Units (a)        Value       Net Assets      Ratio (b)
----------------------------------------------------------------------   ------------   ------------   ------------   ------------
2004
1 AIM V.I. Capital Appreciation Fund - Series I                                29,760   $      10.74   $    319,574           0.00%
1 AIM V.I. International Growth Fund - Series I                                13,969          12.46        174,016           0.59%
1 AllianceBernstein Americas Government Income Portfolio - Class A            210,309          19.96      4,197,393           5.08%
1 AllianceBernstein Global Bond Portfolio - Class A                            80,662          18.11      1,460,512           5.25%
1 AllianceBernstein Global Bond Portfolio - Class A                             1,098          14.03         15,409           5.54%
1 AllianceBernstein Global Dollar Government Portfolio - Class A               82,598          30.94      2,555,792           8.01%
1 AllianceBernstein Growth and Income Portfolio - Class A                     808,736          38.73     31,319,463           0.90%
1 AllianceBernstein Growth and Income Portfolio - Class A                      23,208          24.48        568,027           0.83%
2 AllianceBernstein Growth and Income Portfolio - Class A                          80          38.58          3,100           0.88%
3 AllianceBernstein Growth and Income Portfolio - Class A                       8,553          39.27        335,837           0.87%
4 AllianceBernstein Growth and Income Portfolio - Class B                     281,081          38.21     10,741,347           0.66%
1 AllianceBernstein Growth Portfolio - Class A                                654,424          25.10     16,422,853           0.00%
1 AllianceBernstein Growth Portfolio - Class A                                 36,625          16.03        586,965           0.00%
2 AllianceBernstein Growth Portfolio - Class A                                     78          25.00          1,953           0.00%
3 AllianceBernstein Growth Portfolio - Class A                                  1,047          25.45         26,650           0.00%
4 AllianceBernstein Growth Portfolio - Class B                                130,539          24.75      3,231,063           0.00%
1 AllianceBernstein High Yield Portfolio - Class A                            290,221          10.98      3,186,046           6.16%
1 AllianceBernstein International Portfolio - Class A                         357,722          15.44      5,523,341           0.28%
3 AllianceBernstein International Portfolio - Class A                           2,225          15.66         34,842           0.25%
1 AllianceBernstein International Value Portfolio - Class A                   115,287          16.07      1,853,019           0.46%
1 AllianceBernstein Money Market Portfolio - Class A                          292,435          12.74      3,725,800           0.66%
3 AllianceBernstein Money Market Portfolio - Class A                              947          12.92         12,241           0.70%
4 AllianceBernstein Money Market Portfolio - Class B                          246,151          12.57      3,093,435           0.44%
1 AllianceBernstein Premier Growth Portfolio - Class A                        785,273          27.82     21,846,456           0.00%
1 AllianceBernstein Premier Growth Portfolio - Class A                         13,938          11.97        166,779           0.00%
2 AllianceBernstein Premier Growth Portfolio - Class A                             74          27.72          2,052           0.00%
3 AllianceBernstein Premier Growth Portfolio - Class A                          4,636          28.21        130,787           0.00%
4 AllianceBernstein Premier Growth Portfolio - Class B                        538,327           6.84      3,679,549           0.00%
1 AllianceBernstein Real Estate Investment Portfolio - Class A                204,960          23.05      4,724,802           2.29%
3 AllianceBernstein Real Estate Investment Portfolio - Class A                  1,159          23.33         27,029           1.38%
1 AllianceBernstein Small Cap Growth Portfolio - Class A**                    488,513          11.97      5,845,516           0.00%
1 AllianceBernstein Small Cap Growth Portfolio - Class A**                      7,486          11.65         87,242           0.00%
1 AllianceBernstein Small Cap Value Portfolio - Class A                       248,366          16.79      4,169,897           0.18%
1 AllianceBernstein Technology Portfolio - Class A                            788,041          15.51     12,224,614           0.00%
1 AllianceBernstein Technology Portfolio - Class A                             20,917          13.96        291,896           0.00%
2 AllianceBernstein Technology Portfolio - Class A                                 85          15.46          1,311           0.00%
3 AllianceBernstein Technology Portfolio - Class A                                  -          14.91              -           0.00%
4 AllianceBernstein Technology Portfolio - Class B                            277,042           6.01      1,666,362           0.00%
1 AllianceBernstein Total Return Portfolio - Class A                          494,051          24.37     12,040,428           2.20%
1 AllianceBernstein Total Return Portfolio - Class A                           11,041          12.06        133,151           2.10%
2 AllianceBernstein Total Return Portfolio - Class A                              126          24.28          3,047           2.15%
3 AllianceBernstein Total Return Portfolio - Class A                            2,259          19.24         43,468           2.15%
1 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                      593,865          16.43      9,756,941           2.83%
3 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                          652          16.66         10,857           1.43%
4 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class B                                                                        9,673          16.20        156,743           2.49%
1 AllianceBernstein Utility Income Portfolio - Class A                        198,179          20.64      4,090,980           2.20%
3 AllianceBernstein Utility Income Portfolio - Class A                            251          20.07          5,035           1.04%

                                                                            Expense          Total
Sub-accounts                                                               Ratio (c)      Return (d)
----------------------------------------------------------------------   ------------    ------------
2004
1 AIM V.I. Capital Appreciation Fund - Series I                                  1.40%           5.14%
1 AIM V.I. International Growth Fund - Series I                                  1.40%          22.28%
1 AllianceBernstein Americas Government Income Portfolio - Class A               1.40%           3.43%
1 AllianceBernstein Global Bond Portfolio - Class A                              1.40%           8.11%
1 AllianceBernstein Global Bond Portfolio - Class A                              1.40%           8.11%
1 AllianceBernstein Global Dollar Government Portfolio - Class A                 1.40%           8.59%
1 AllianceBernstein Growth and Income Portfolio - Class A                        1.40%           9.91%
1 AllianceBernstein Growth and Income Portfolio - Class A                        1.40%           9.91%
2 AllianceBernstein Growth and Income Portfolio - Class A                        1.45%           9.86%
3 AllianceBernstein Growth and Income Portfolio - Class A                        1.25%          10.08%
4 AllianceBernstein Growth and Income Portfolio - Class B                        1.40%           9.68%
1 AllianceBernstein Growth Portfolio - Class A                                   1.40%          13.14%
1 AllianceBernstein Growth Portfolio - Class A                                   1.40%          13.14%
2 AllianceBernstein Growth Portfolio - Class A                                   1.45%          13.08%
3 AllianceBernstein Growth Portfolio - Class A                                   1.25%          13.31%
4 AllianceBernstein Growth Portfolio - Class B                                   1.40%          12.94%
1 AllianceBernstein High Yield Portfolio - Class A                               1.40%           6.48%
1 AllianceBernstein International Portfolio - Class A                            1.40%          15.98%
3 AllianceBernstein International Portfolio - Class A                            1.25%          16.16%
1 AllianceBernstein International Value Portfolio - Class A                      1.40%          23.46%
1 AllianceBernstein Money Market Portfolio - Class A                             1.40%          -0.68%
3 AllianceBernstein Money Market Portfolio - Class A                             1.25%          -0.53%
4 AllianceBernstein Money Market Portfolio - Class B                             1.40%          -0.93%
1 AllianceBernstein Premier Growth Portfolio - Class A                           1.40%           7.11%
1 AllianceBernstein Premier Growth Portfolio - Class A                           1.40%           7.11%
2 AllianceBernstein Premier Growth Portfolio - Class A                           1.45%           7.06%
3 AllianceBernstein Premier Growth Portfolio - Class A                           1.25%           7.27%
4 AllianceBernstein Premier Growth Portfolio - Class B                           1.40%           6.84%
1 AllianceBernstein Real Estate Investment Portfolio - Class A                   1.40%          33.74%
3 AllianceBernstein Real Estate Investment Portfolio - Class A                   1.25%          33.94%
1 AllianceBernstein Small Cap Growth Portfolio - Class A**                       1.40%          12.96%
1 AllianceBernstein Small Cap Growth Portfolio - Class A**                       1.40%          12.96%
1 AllianceBernstein Small Cap Value Portfolio - Class A                          1.40%          17.64%
1 AllianceBernstein Technology Portfolio - Class A                               1.40%           3.99%
1 AllianceBernstein Technology Portfolio - Class A                               1.40%           3.99%
2 AllianceBernstein Technology Portfolio - Class A                               1.45%           3.94%
3 AllianceBernstein Technology Portfolio - Class A                               1.25%           4.15%
4 AllianceBernstein Technology Portfolio - Class B                               1.40%           3.63%
1 AllianceBernstein Total Return Portfolio - Class A                             1.40%           7.56%
1 AllianceBernstein Total Return Portfolio - Class A                             1.40%           7.56%
2 AllianceBernstein Total Return Portfolio - Class A                             1.45%           7.50%
3 AllianceBernstein Total Return Portfolio - Class A                             1.25%           7.72%
1 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                         1.40%           2.32%
3 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                         1.25%           2.48%
4 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class B                                                                         1.40%           2.08%
1 AllianceBernstein Utility Income Portfolio - Class A                           1.40%          22.60%
3 AllianceBernstein Utility Income Portfolio - Class A                           1.25%          22.78%

                                    VA A - 37

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                                       Investment
                                                                                            Unit                         Income
Sub-accounts                                                               Units (a)        Value       Net Assets      Ratio (b)
----------------------------------------------------------------------   ------------   ------------   ------------   ------------
2004 - Continued
4 AllianceBernstein Value Portfolio - Class B                                 386,607   $      12.13   $  4,688,613           0.89%
1 AllianceBernstein Worldwide Privatization Portfolio - Class A               203,436          24.38      4,960,724           0.24%
5 Delaware VIP Balanced Series - Standard class                                 5,194          28.71        149,125           2.14%
5 Delaware VIP Capital Reserves Series - Standard class                        10,313          22.37        230,719           4.43%
5 Delaware VIP Cash Reserves Series - Standard class                            7,987          16.26        129,853           0.44%
5 Delaware VIP Growth Opportunities Series - Standard class                    20,118          30.96        622,841           0.00%
5 Delaware VIP High Yield Series - Standard class                               2,139          24.27         51,924           6.05%
5 Delaware VIP Value Series - Standard class***                                43,714          36.81      1,608,953           1.58%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                              92,427          18.10      1,672,892           1.67%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                   13,251          14.46        191,662           0.00%
1 Fidelity VIP Asset Manager Portfolio - Initial Class                         37,673          15.68        590,866           3.24%
1 Fidelity VIP Contrafund Portfolio - Initial Class                            41,529          16.39        680,478           0.36%
1 Fidelity VIP Growth Portfolio - Initial Class                               101,649          14.99      1,524,042           0.28%
1 Fidelity VIP High Income Portfolio - Initial Class                           10,005          11.47        114,747          10.94%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                 25,097          16.10        403,954           4.45%
1 Fidelity VIP Money Market Portfolio - Initial Class                         111,675          12.34      1,377,922           1.16%
1 Fidelity VIP Overseas Portfolio - Initial Class                               5,513          14.23         78,463           1.09%
1 Merrill Lynch Basic Value V.I. Fund - Class I                                 5,838          16.95         98,937           1.12%
1 Merrill Lynch Core Bond V.I. Fund - Class I                                   5,285          13.49         71,304           3.58%
1 Merrill Lynch Global Allocation V.I. Fund - Class I                           4,461          13.95         62,240           3.07%
1 Merrill Lynch Global Growth V.I. Fund - Class I                               1,631           8.81         14,366           1.58%
1 Merrill Lynch High Current Income V.I. Fund - Class I                         3,521          12.57         44,247           7.65%
1 Merrill Lynch International Value V.I. Fund - Class I                         2,028          14.05         28,488           2.44%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                              1,313          14.86         19,515           0.86%
1 UBS U.S. Allocation Portfolio                                                12,895          15.27        196,870           0.93%
1 Van Eck Worldwide Emerging Markets Fund                                       5,736          11.94         68,466           0.51%
1 Van Eck Worldwide Hard Assets Fund                                            1,915          13.80         26,434           0.29%
6 Vanguard LifeStrategy Income Fund                                             4,605          10.89         50,151           2.19%
6 Vanguard VIF Balanced Portfolio                                               9,626          11.98        115,360           0.00%
6 Vanguard VIF Capital Growth Portfolio                                         2,118          12.64         26,761           0.00%
6 Vanguard VIF Diversified Value Portfolio                                      3,031          13.50         40,909           0.00%
6 Vanguard VIF Equity Income Portfolio                                          2,132          12.63         26,925           0.00%
6 Vanguard VIF Equity Index Portfolio                                           2,169          12.02         26,074           0.00%
6 Vanguard VIF Growth Portfolio                                                 3,245          11.41         37,010           0.00%
6 Vanguard VIF High Yield Bond Portfolio                                        2,272          11.31         25,700           0.00%
6 Vanguard VIF International Portfolio                                          4,459          13.34         59,473           0.00%
6 Vanguard VIF Mid-Cap Index Portfolio                                          4,226          13.23         55,921           0.00%
6 Vanguard VIF Money Market Portfolio                                           1,140          10.09         11,500           7.25%
6 Vanguard VIF REIT Index Portfolio                                             4,816          14.32         68,951           0.00%
6 Vanguard VIF Short-Term Investment-Grade Portfolio****                          543          10.22          5,550           0.00%
6 Vanguard VIF Small Company Growth Portfolio                                   5,345          12.20         65,236           0.00%
6 Vanguard VIF Total Bond Market Index Portfolio                                4,732          10.51         49,758           0.00%
6 Vanguard VIF Total Stock Market Index Portfolio                              14,608          12.22        178,524           0.00%

2003

1 AIM V.I. Capital Appreciation Fund - Series I                                37,782          10.21        385,870           0.00%
1 AIM V.I. International Growth Fund - Series I                                17,059          10.19        173,784           0.55%
1 AllianceBernstein Americas Government Income Portfolio - Class A            278,622          19.30      5,376,615           4.64%
1 AllianceBernstein Global Bond Portfolio - Class A                           118,788          16.75      1,989,510           6.82%

                                                                            Expense          Total
Sub-accounts                                                               Ratio (c)       Return (d)
----------------------------------------------------------------------   ------------    ------------
2004 - Continued
4 AllianceBernstein Value Portfolio - Class B                                    1.40%          11.80%
1 AllianceBernstein Worldwide Privatization Portfolio - Class A                  1.40%          22.54%
5 Delaware VIP Balanced Series - Standard class                                  1.25%           4.53%
5 Delaware VIP Capital Reserves Series - Standard class                          1.25%           2.40%
5 Delaware VIP Cash Reserves Series - Standard class                             1.25%          -0.38%
5 Delaware VIP Growth Opportunities Series - Standard class                      1.25%          11.08%
5 Delaware VIP High Yield Series - Standard class                                1.25%          12.83%
5 Delaware VIP Value Series - Standard class***                                  1.25%          13.50%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                                1.40%           9.10%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                     1.40%          16.87%
1 Fidelity VIP Asset Manager Portfolio - Initial Class                           1.40%           4.00%
1 Fidelity VIP Contrafund Portfolio - Initial Class                              1.40%          13.87%
1 Fidelity VIP Growth Portfolio - Initial Class                                  1.40%           1.94%
1 Fidelity VIP High Income Portfolio - Initial Class                             1.40%           8.07%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                   1.40%           3.00%
1 Fidelity VIP Money Market Portfolio - Initial Class                            1.40%          -0.20%
1 Fidelity VIP Overseas Portfolio - Initial Class                                1.40%          12.06%
1 Merrill Lynch Basic Value V.I. Fund - Class I                                  1.40%           9.53%
1 Merrill Lynch Core Bond V.I. Fund - Class I                                    1.40%           3.06%
1 Merrill Lynch Global Allocation V.I. Fund - Class I                            1.40%          12.79%
1 Merrill Lynch Global Growth V.I. Fund - Class I                                1.40%          13.62%
1 Merrill Lynch High Current Income V.I. Fund - Class I                          1.40%          10.27%
1 Merrill Lynch International Value V.I. Fund - Class I                          1.40%          20.83%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                               1.40%          15.17%
1 UBS U.S. Allocation Portfolio                                                  1.40%           9.14%
1 Van Eck Worldwide Emerging Markets Fund                                        1.40%          24.14%
1 Van Eck Worldwide Hard Assets Fund                                             1.40%          22.26%
6 Vanguard LifeStrategy Income Fund                                              0.52%           5.46%
6 Vanguard VIF Balanced Portfolio                                                0.52%          10.71%
6 Vanguard VIF Capital Growth Portfolio                                          0.52%          17.02%
6 Vanguard VIF Diversified Value Portfolio                                       0.52%          19.84%
6 Vanguard VIF Equity Income Portfolio                                           0.52%          12.73%
6 Vanguard VIF Equity Index Portfolio                                            0.52%          10.23%
6 Vanguard VIF Growth Portfolio                                                  0.52%           6.70%
6 Vanguard VIF High Yield Bond Portfolio                                         0.52%           7.96%
6 Vanguard VIF International Portfolio                                           0.52%          18.80%
6 Vanguard VIF Mid-Cap Index Portfolio                                           0.52%          19.69%
6 Vanguard VIF Money Market Portfolio                                            0.52%           0.78%
6 Vanguard VIF REIT Index Portfolio                                              0.52%          29.84%
6 Vanguard VIF Short-Term Investment-Grade Portfolio****                         0.52%           1.54%
6 Vanguard VIF Small Company Growth Portfolio                                    0.52%          14.70%
6 Vanguard VIF Total Bond Market Index Portfolio                                 0.52%           3.66%
6 Vanguard VIF Total Stock Market Index Portfolio                                0.52%          11.96%

2003

1 AIM V.I. Capital Appreciation Fund - Series I                                  1.40%          27.66%
1 AIM V.I. International Growth Fund - Series I                                  1.40%          27.34%
1 AllianceBernstein Americas Government Income Portfolio - Class A               1.40%           5.85%
1 AllianceBernstein Global Bond Portfolio - Class A                              1.40%          11.66%

                                    VA A - 38

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights-Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                       Unit                     Income       Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets     Ratio (b)    Ratio (c)   Return (d)
----------------------------------------------------------  --------  -------  ------------  -------------  ---------  -----------
2003 - Continued
1  AllianceBernstein Global Bond Portfolio - Class A           1,207  $ 12.98  $     15,669        5.63%         1.40%       11.69%
1  AllianceBernstein Global Dollar Government Portfolio -
   Class A                                                   123,889    28.50     3,530,334        4.79%         1.40%       31.56%
1  AllianceBernstein Growth and Income Portfolio - Class A   951,285    35.23    33,517,329        1.04%         1.40%       30.64%
1  AllianceBernstein Growth and Income Portfolio - Class A    49,218    22.27     1,096,015        1.12%         1.40%       30.68%
2  AllianceBernstein Growth and Income Portfolio - Class A        81    35.12         2,832        1.05%         1.45%       30.61%
3  AllianceBernstein Growth and Income Portfolio - Class A     8,557    35.67       305,231        1.02%         1.25%       30.86%
4  AllianceBernstein Growth and Income Portfolio - Class B   242,311    34.84     8,442,836        0.79%         1.40%       30.35%
1  AllianceBernstein Growth Portfolio - Class A              745,640    22.18    16,538,969        0.00%         1.40%       33.22%
1  AllianceBernstein Growth Portfolio - Class A               44,816    14.17       634,820        0.00%         1.40%       33.13%
2  AllianceBernstein Growth Portfolio - Class A                   78    22.11         1,734        0.00%         1.45%       33.11%
3  AllianceBernstein Growth Portfolio - Class A                1,048    22.46        23,526        0.00%         1.25%       33.35%
4  AllianceBernstein Growth Portfolio - Class B              134,653    21.92     2,951,073        0.00%         1.40%       32.83%
1  AllianceBernstein High Yield Portfolio - Class A          350,634    10.31     3,615,065        4.85%         1.40%       20.73%
1  AllianceBernstein International Portfolio - Class A       382,399    13.31     5,090,678        0.13%         1.40%       29.75%
3  AllianceBernstein International Portfolio - Class A         2,226    13.48        30,001        0.13%         1.25%       29.97%
1  AllianceBernstein International Value Portfolio -
   Class A                                                   102,117    13.02     1,329,486        0.33%         1.40%       42.29%
1  AllianceBernstein Money Market Portfolio - Class A        440,657    12.83     5,652,619        0.49%         1.40%       -0.87%
3  AllianceBernstein Money Market Portfolio - Class A            948    12.99        12,317        0.54%         1.25%       -0.75%
4  AllianceBernstein Money Market Portfolio - Class B        325,706    12.69     4,131,664        0.36%         1.40%       -1.13%
1  AllianceBernstein Premier Growth Portfolio - Class A      948,112    25.97    24,625,973        0.00%         1.40%       21.94%
1  AllianceBernstein Premier Growth Portfolio - Class A       17,973    11.17       200,784        0.00%         1.40%       21.96%
2  AllianceBernstein Premier Growth Portfolio - Class A           74    25.89         1,923        0.00%         1.45%       21.89%
3  AllianceBernstein Premier Growth Portfolio - Class A        4,757    26.30       125,094        0.00%         1.25%       22.14%
4  AllianceBernstein Premier Growth Portfolio - Class B      604,989     6.40     3,870,495        0.00%         1.40%       21.63%
1  AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                   212,179    17.24     3,657,170        2.63%         1.40%       37.34%
3  AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                     2,611    17.42        45,470        2.60%         1.25%       37.58%
1  AllianceBernstein Small Cap Growth Portfolio - Class A    541,675    10.59     5,737,987        0.00%         1.40%       46.92%
1  AllianceBernstein Small Cap Growth Portfolio - Class A      8,794    10.32        90,724        0.00%         1.40%       46.75%
1  AllianceBernstein Small Cap Value Portfolio - Class A     273,205    14.27     3,898,966        0.52% +       1.40%       39.37%
1  AllianceBernstein Technology Portfolio - Class A          958,318    14.92    14,295,737        0.00%         1.40%       42.07%
1  AllianceBernstein Technology Portfolio - Class A           29,282    13.42       392,955        0.00%         1.40%       42.01%
2  AllianceBernstein Technology Portfolio - Class A               85    14.87         1,266        0.00%         1.45%       42.02%
3  AllianceBernstein Technology Portfolio - Class A               56    14.31           799        0.00%         1.25%       42.29%
4  AllianceBernstein Technology Portfolio - Class B          318,966     5.80     1,851,403        0.00%         1.40%       41.92%
1  AllianceBernstein Total Return Portfolio - Class A        571,207    22.66    12,942,571        2.65%         1.40%       17.40%
1  AllianceBernstein Total Return Portfolio - Class A         13,924    11.21       156,117        2.42%         1.40%       17.40%
2  AllianceBernstein Total Return Portfolio - Class A            126    22.59         2,845        2.62%         1.45%       17.33%
3  AllianceBernstein Total Return Portfolio - Class A          2,260    17.86        40,360        2.60%         1.25%       17.58%
1  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                            726,253    16.06    11,661,155        3.07% +       1.40%        2.47%
3  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              1,933    16.26        31,425        2.94% +       1.25%        2.63%
4  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                             11,538    15.87       183,147        3.05% +       1.40%        2.15%
1  AllianceBernstein Utility Income Portfolio - Class A      214,286    16.84     3,608,026        3.10%         1.40%       18.24%
3  AllianceBernstein Utility Income Portfolio -Class A            89    16.35         1,463        3.14%         1.25%       18.37%
4  AllianceBernstein Value Portfolio -Class B                405,118    10.85     4,394,595        0.66%         1.40%       26.73%
1  AllianceBernstein Worldwide Privatization Portfolio -
   Class A                                                   220,767    19.90     4,392,970        1.06%         1.40%       41.43%
5  Delaware VIP Balanced Series -Standard class                5,911    27.47       162,358        3.62%         1.25%       17.74%

                                    VA A - 39

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights-Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                       Unit                    Income       Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets    Ratio (b)    Ratio (c)   Return (d)
----------------------------------------------------------  --------  -------  ------------  ----------   -----------  ----------
2003 - Continued
5  Delaware VIP Capital Reserves Series - Standard class     10,466  $ 21.85  $    228,650         4.00%         1.25%        3.30%
5  Delaware VIP Cash Reserves Series - Standard class        35,815    16.32       584,486         0.57%         1.25%       -0.67%
5  Delaware VIP Growth Opportunities Series - Standard
   class                                                     22,062    27.87       614,921         0.00%         1.25%       39.29%
5  Delaware VIP High Yield Series - Standard class            2,416    21.51        51,971         9.28%         1.25%       27.13%
5  Delaware VIP Value Series - Standard class                50,185    32.43     1,627,374         2.33%         1.25%       26.72%
1  Dreyfus Stock Index Fund, Inc. - Initial shares          112,272    16.59     1,862,520         1.44%         1.40%       26.54%
1  Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                    20,207    12.38       250,081         0.11%         1.40%       40.95%
1  Fidelity VIP Asset Manager Portfolio - Initial Class      52,494    15.08       791,642         3.59%         1.40%       16.36%
1  Fidelity VIP Contrafund Portfolio - Initial Class         51,731    14.39       744,387         0.44%         1.40%       26.67%
1  Fidelity VIP Growth Portfolio - Initial Class            134,139    14.71     1,972,868         0.28%         1.40%       30.97%
1  Fidelity VIP High Income Portfolio - Initial Class        22,070    10.61       234,209         7.30%         1.40%       25.44%
1  Fidelity VIP Investment Grade Bond Portfolio - Initial
   Class                                                     38,782    15.63       606,031         4.18% +       1.40%        3.76%
1  Fidelity VIP Money Market Portfolio - Initial Class      134,114    12.36     1,658,063         0.99%         1.40%       -0.38%
1  Fidelity VIP Overseas Portfolio - Initial Class            5,640    12.70        71,638         0.90%         1.40%       41.44%
1  Mercury HW International VIP Portfolio                         -    10.53             -         0.21%         1.40%       27.01%
1  Merrill Lynch Basic Value V.I. Fund - Class I              5,844    15.47        90,423         1.18%         1.40%       31.36%
1  Merrill Lynch Core Bond V.I. Fund - Class I                5,400    13.09        70,702         3.85%         1.40%        3.33%
1  Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I                                                        -     9.63             -         4.97%         1.40%       39.03%
1  Merrill Lynch Global Allocation V.I. Fund - Class I        4,466    12.37        55,237         3.26%         1.40%       32.86%
1  Merrill Lynch Global Growth V.I. Fund - Class I            1,632     7.75        12,657         1.16%         1.40%       31.63%
1  Merrill Lynch High Current Income V.I. Fund - Class I      3,525    11.40        40,167         8.92%         1.40%       26.33%
1  Merrill Lynch International Value V.I. Fund - Class I      2,030    11.63        23,605         2.78%         1.40%       10.43%
1  Merrill Lynch Large Cap Core V.I. Fund - Class I           1,315    12.90        16,962         0.45%         1.40%       29.67%
1  UBS U.S. Allocation Portfolio                             14,169    13.99       198,214         1.18%         1.40%       25.80%
1  Van Eck Worldwide Emerging Markets Fund                    5,701     9.62        54,822         0.08%         1.40%       52.15%
1  Van Eck Worldwide Hard Assets Fund                         1,328    11.29        14,995         0.41%         1.40%       43.10%

2002

1  AIM V.I. Capital Appreciation Fund - Series I shares      38,419     8.00       307,219         0.00%         1.40%      -25.41%
1  AIM V.I. International Growth Fund - Series I shares      15,673     8.00       125,454         0.49%         1.40%      -16.85%
1  AllianceBernstein Americas Government Income
   Portfolio - Class A                                      325,426    18.23     5,932,127         5.11% +       1.40%        9.45%
1  AllianceBernstein Global Bond Portfolio - Class A        107,346    15.00     1,609,759         0.94%         1.40%       15.29%
1  AllianceBernstein Global Bond Portfolio - Class A          1,451    11.62        16,857         0.17%         1.40%       15.29%
1  AllianceBernstein Global Dollar Government Portfolio
   - Class A                                                 96,972    21.66     2,100,507         7.87%         1.40%       14.53%
1  AllianceBernstein Growth and Income Portfolio -
   Class A                                                1,133,342    26.97    30,561,019         0.62%         1.40%      -23.14%
1  AllianceBernstein Growth and Income Portfolio -
   Class A                                                   65,785    17.04     1,121,150         0.72%         1.40%      -23.14%
2  AllianceBernstein Growth and Income Portfolio -
   Class A                                                       81    26.89         2,178         0.98%         1.45%      -23.18%
3  AllianceBernstein Growth and Income Portfolio -
   Class A                                                    8,774    27.26       239,187         0.78%         1.25%      -23.02%
4  AllianceBernstein Growth and Income Portfolio -
   Class B                                                  207,318    26.73     5,541,617         0.64%         1.40%      -23.35%
1  AllianceBernstein Growth Portfolio - Class A             844,714    16.65    14,068,557         0.00%         1.40%      -29.08%
1  AllianceBernstein Growth Portfolio - Class A              53,518    10.64       569,226         0.00%         1.40%      -29.08%
2  AllianceBernstein Growth Portfolio - Class A                  79    16.61         1,308         0.00%         1.45%      -29.11%
3  AllianceBernstein Growth Portfolio - Class A               1,048    16.84        17,643         0.00%         1.25%      -28.97%
4  AllianceBernstein Growth Portfolio - Class B             108,564    16.50     1,791,241         0.00%         1.40%      -29.26%
1  AllianceBernstein High Yield Portfolio - Class A         286,786     8.54     2,448,826         6.56%         1.40%       -4.38%
1  AllianceBernstein International Portfolio - Class A      405,947    10.26     4,164,540         0.05%         1.40%      -16.45%
3  AllianceBernstein International Portfolio - Class A        2,226    10.37        23,090         0.05%         1.25%      -16.33%
1  AllianceBernstein International Value Portfolio -
   Class A                                                   76,927     9.15       703,528         0.15%         1.40%       -6.47%
1  AllianceBernstein Money Market Portfolio - Class A       757,588    12.94     9,802,944         1.19%         1.40%       -0.30%

                                   VA A - 40

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                       Unit                    Income        Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets    Ratio (b)     Ratio (c)   Return (d)
---------------------------------------------------------  ---------  -------  ------------  -------------  ---------  -----------
2002 - Continued
3 AllianceBernstein Money Market Portfolio - Class A             949  $ 13.09  $     12,417        0.69%         1.25%       -0.15%
4 AllianceBernstein Money Market Portfolio - Class B         356,985    12.83     4,579,386        0.89%         1.40%       -0.55%
1 AllianceBernstein Premier Growth Portfolio - Class A     1,097,825    21.30    23,382,102        0.00%         1.40%      -31.61%
1 AllianceBernstein Premier Growth Portfolio - Class A        22,359     9.16       204,822        0.00%         1.40%      -31.61%
2 AllianceBernstein Premier Growth Portfolio - Class A            75    21.24         1,585        0.00%         1.45%      -31.64%
3 AllianceBernstein Premier Growth Portfolio - Class A         4,767    21.53       102,636        0.00%         1.25%      -31.51%
4 AllianceBernstein Premier Growth Portfolio - Class B       573,481     5.26     3,015,889        0.00%         1.40%      -31.80%
1 AllianceBernstein Quasar Portfolio - Class A               579,240     7.21     4,178,753        0.00%         1.40%      -32.72%
1 AllianceBernstein Quasar Portfolio - Class A                10,767     7.03        75,648        0.00%         1.40%      -32.72%
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                    232,816    12.55     2,921,371        2.61%         1.40%        1.17%
3 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                      2,612    12.66        33,070        3.50%         1.25%        1.33%
1 AllianceBernstein Small Cap Value Portfolio - Class A      239,549    10.24     2,454,151        0.28% +       1.40%       -7.50%
1 AllianceBernstein Technology Portfolio - Class A         1,097,453    10.50    11,522,508        0.00%         1.40%      -42.52%
1 AllianceBernstein Technology Portfolio - Class A            33,799     9.45       319,238        0.00%         1.40%      -42.52%
2 AllianceBernstein Technology Portfolio - Class A                86    10.47           895        0.00%         1.45%      -42.55%
3 AllianceBernstein Technology Portfolio - Class A                56    10.06           564        0.00%         1.25%      -42.43%
4 AllianceBernstein Technology Portfolio - Class B           302,617     4.09     1,238,781        0.00%         1.40%      -42.62%
1 AllianceBernstein Total Return Portfolio - Class A         596,922    19.30    11,520,571        1.91% +       1.40%      -11.83%
1 AllianceBernstein Total Return Portfolio - Class A          16,875     9.55       161,157        2.21% +       1.40%      -11.83%
2 AllianceBernstein Total Return Portfolio - Class A             127    19.25         2,436        1.90% +       1.45%      -11.87%
3 AllianceBernstein Total Return Portfolio - Class A           2,260    15.19        34,334        1.90% +       1.25%      -11.69%
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                      1,055,403    15.67    16,542,486        2.34%         1.40%        6.29%
3 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                          1,945    15.84        30,815        2.80%         1.25%        6.45%
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                         14,057    15.54       218,399        2.04%         1.40%        6.05%
1 AllianceBernstein Utility Income Portfolio - Class A       228,027    14.24     3,247,754        1.85%         1.40%      -23.20%
3 AllianceBernstein Utility Income Portfolio - Class A            90    13.81         1,240        1.72%         1.25%      -23.09%
4 AllianceBernstein Value Portfolio - Class B                321,429     8.56     2,752,506        0.26%         1.40%      -14.16%
1 AllianceBernstein Worldwide Privitization Portfolio -
  Class A                                                    256,844    14.07     3,612,635        1.76%         1.40%       -5.52%
5 Delaware VIP Balanced Series                                 8,851    23.33       206,514        3.08%         1.25%      -17.31%
5 Delaware VIP Capital Reserves Series                        17,300    21.15       365,813        4.44%         1.25%        5.77%
5 Delaware VIP Cash Reserves Series                           10,741    16.43       176,427        1.21%         1.25%        0.00%
5 Delaware VIP Growth Opportunities Series                    32,309    20.01       646,456       13.90%         1.25%      -25.87%
5 Delaware VIP High Yield Series                               4,741    16.92        80,216       12.09%         1.25%        0.57%
5 Delaware VIP Large Cap Value Series                         87,712    25.59     2,244,867        1.69%         1.25%      -19.69%
1 Dreyfus Stock Index Fund - Initial shares                  126,112    13.11     1,652,800        1.29%         1.40%      -23.44%
1 Dreyfus VIF Small Company Stock Portfolio - Initial
  shares                                                      22,222     8.78       195,115        0.30%         1.40%      -20.83%
1 Fidelity VIP Asset Manager Portfolio - Initial Class        57,744    12.96       748,527        4.20%         1.40%      -10.00%
1 Fidelity VIP Contrafund Portfolio - Initial Class           52,636    11.36       597,892        0.86%         1.40%      -10.61%
1 Fidelity VIP Growth Portfolio - Initial Class              157,583    11.23     1,769,169        0.28%         1.40%      -31.08%
1 Fidelity VIP High Income Portfolio - Initial Class          25,389     8.46       214,694       11.33%         1.40%        2.01%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial
  Class                                                       46,570    15.06       701,384        3.33%         1.40%        8.81%
1 Fidelity VIP Money Market Portfolio - Initial Class        174,189    12.41     2,162,279        1.60%         1.40%        0.28%
1 Fidelity VIP Overseas Portfolio - Initial Class              9,956     8.98        89,442        0.90%         1.40%      -21.39%
1 Mercury HW International VIP Portfolio                       2,033     8.29        16,850        3.84%         1.40%      -12.77%
1 Merrill Lynch Basic Value V.I. Fund - Class I                5,475    11.78        64,487        1.04% +       1.40%      -18.91%
1 Merrill Lynch Core Bond V.I. Fund - Class I                  5,522    12.67        69,985        4.70%         1.40%        8.05%

                                   VA A - 41

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                       Unit                    Income        Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets    Ratio (b)     Ratio (c)   Return (d)
---------------------------------------------------------  ---------  -------  ------------  -------------  ---------  -----------
2002 - Continued
1  Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I                                                       913  $  6.93  $      6,329        0.41%         1.40%      -11.49%
1  Merrill Lynch Global Allocation V.I. Fund - Class I         3,702     9.31        34,480        3.49%         1.40%       -9.42%
1  Merrill Lynch Global Growth V.I. Fund - Class I             1,186     5.89         6,981        0.11%         1.40%      -28.74%
1  Merrill Lynch High Current Income V.I. Fund - Class I       3,059     9.02        27,595       10.14%         1.40%       -2.83%
1  Merrill Lynch Large Cap Core V.I. Fund - Class I              955     9.95         9,501        0.82%         1.40%      -18.14%
1  UBS U.S. Allocation Portfolio                              26,509    11.12       294,661        0.95%         1.40%      -23.76%
2  UBS U.S. Allocation Portfolio                                   -    11.09             -        1.41%         0.75%      -23.80%
1  Van Eck Worldwide Emerging Markets Fund                     3,723     6.32        23,547        0.14%         1.40%       -4.25%
1  Van Eck Worldwide Hard Assets Fund                          1,365     7.89        10,771        0.72%         1.40%       -4.19%

2001
1  AIM V.I. Capital Appreciation Fund - Series I shares       44,333    10.72       475,271        0.00% +       1.40%      -24.34%
1  AIM V.I. International Growth Fund - Series I shares       22,954     9.63       220,972        0.29% +       1.40%      -24.62%
1  AllianceBernstein Americas Government Income Portfolio
   - Class A                                                 349,120    16.65     5,814,577        7.59% +       1.40%        2.12%
1  AllianceBernstein Global Bond Portfolio - Class A          87,796    13.01     1,141,981        0.00%         1.40%       -1.68%
1  AllianceBernstein Global Bond Portfolio - Class A             136    10.08         1,372        0.00%         1.40%       -1.67%
1  AllianceBernstein Global Dollar Government Portfolio
   - Class A                                                 104,670    18.91     1,979,677       11.33%         1.40%        7.83%
1  AllianceBernstein Growth and Income Portfolio
   - Class A                                               1,615,235    35.08    56,666,208        0.62% +       1.40%       -1.04%
1  AllianceBernstein Growth and Income Portfolio
   - Class A                                                 103,197    22.17     2,288,150        0.59% +       1.40%       -1.06%
2  AllianceBernstein Growth and Income Portfolio
   - Class A                                                     863    35.00        30,210        0.10% +       1.45%       -1.09%
3  AllianceBernstein Growth and Income Portfolio
   - Class A                                                  16,341    35.41       578,656        0.57% +       1.25%       -0.89%
4  AllianceBernstein Growth and Income Portfolio
   - Class B                                                 112,353    34.87     3,918,050        0.59% +       1.40%       -1.24%
1  AllianceBernstein Growth Portfolio - Class A            1,208,542    23.48    28,380,513        0.27% +       1.40%      -24.54%
1  AllianceBernstein Growth Portfolio - Class A               74,503    15.00     1,117,307        0.29% +       1.40%      -24.53%
2  AllianceBernstein Growth Portfolio - Class A                  516    23.43        12,093        0.08% +       1.45%      -24.59%
3  AllianceBernstein Growth Portfolio - Class A                1,466    23.70        34,750        0.13% +       1.25%      -24.44%
4  AllianceBernstein Growth Portfolio - Class B               73,965    23.33     1,725,274        0.16% +       1.40%      -24.71%
1  AllianceBernstein High Yield Portfolio - Class A          205,171     8.93     1,832,170        8.32%         1.40%        1.59%
1  AllianceBernstein International Portfolio - Class A       539,574    12.28     6,625,653        0.00% +       1.40%      -23.45%
3  AllianceBernstein International Portfolio - Class A         2,802    12.39        34,735        0.00% +       1.25%      -23.35%
1  AllianceBernstein International Value Portfolio
   - Class A                                                   7,540     9.78        73,725        0.00%         1.40%       -2.22%
1  AllianceBernstein Money Market Portfolio - Class A      1,377,871    12.98    17,883,292        3.46%         1.40%        2.12%
3  AllianceBernstein Money Market Portfolio - Class A          2,148    13.11        28,153        2.57%         1.25%        2.31%
4  AllianceBernstein Money Market Portfolio - Class B        233,702    12.90     3,014,530        3.57%         1.40%        1.89%
1  AllianceBernstein Premier Growth Portfolio - Class A    1,613,611    31.14    50,252,762        0.00% +       1.40%      -18.37%
1  AllianceBernstein Premier Growth Portfolio - Class A       24,801    13.39       332,198        0.00% +       1.40%      -18.38%
2  AllianceBernstein Premier Growth Portfolio - Class A          426    31.07        13,245        0.00% +       1.45%      -18.40%
3  AllianceBernstein Premier Growth Portfolio - Class A        8,040    31.44       252,757        0.00% +       1.25%      -18.24%
4  AllianceBernstein Premier Growth Portfolio - Class B      332,907     7.71     2,567,198        0.00% +       1.40%      -22.89%
1  AllianceBernstein Quasar Portfolio - Class A              718,114    10.72     7,700,003        0.00% +       1.40%      -13.94%
1  AllianceBernstein Quasar Portfolio - Class A               17,136    10.44       178,945        0.00% +       1.40%      -13.98%
1  AllianceBernstein Real Estate Investment Portfolio
   - Class A                                                 217,200    12.40     2,693,784        3.54%         1.40%        9.27%
3  AllianceBernstein Real Estate Investment Portfolio
   - Class A                                                   1,630    12.50        20,370          3.68%       1.25%        9.42%
1  AllianceBernstein Small Cap Value Portfolio - Class A     102,467    11.08     1,134,898          0.00%       1.40%       10.76%
1  AllianceBernstein Technology Portfolio - Class A        1,538,568    18.27    28,102,732        0.00% +       1.40%      -26.29%
1  AllianceBernstein Technology Portfolio - Class A           41,704    16.43       685,255        0.00% +       1.40%      -26.28%
2  AllianceBernstein Technology Portfolio - Class A              237    18.23         4,321        0.00% +       1.45%      -26.33%
3  AllianceBernstein Technology Portfolio - Class A              682    17.47        11,922        0.00% +       1.25%      -26.17%
4  AllianceBernstein Technology Portfolio - Class B          160,981     7.13     1,148,444        0.00% +       1.40%      -28.66%
1  AllianceBernstein Total Return Portfolio - Class A        712,271    21.89    15,590,809        2.15% +       1.40%        0.82%

                                   VA A - 42

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                       Unit                    Income        Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets    Ratio (b)     Ratio (c)   Return (d)
----------------------------------------------------------  --------  -------  ------------  -------------  ---------  -----------
2001 - Continued
1  AllianceBernstein Total Return Portfolio - Class A         21,665  $ 10.83  $    234,655        3.19% +       1.40%        0.85%
2  AllianceBernstein Total Return Portfolio - Class A            127    21.84         2,774        1.56% +       1.45%        0.79%
3  AllianceBernstein Total Return Portfolio - Class A          2,261    17.20        38,887        1.58% +       1.25%        1.01%
1  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                            619,083    14.75     9,129,508        3.97%         1.40%        6.40%
3  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              1,725    14.89        25,671        2.63%         1.25%        6.55%
4  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                             10,513    14.65       154,028        7.22%         1.40%        6.09%
1  AllianceBernstein Utility Income Portfolio - Class A      332,091    18.55     6,159,024        4.22% +       1.40%      -23.58%
3  AllianceBernstein Utility Income Portfolio - Class A           90    17.95         1,618       11.27% +       1.25%      -23.48%
4  AllianceBernstein Value Portfolio - Class B               212,874     9.98     2,123,656        0.00%         1.40%       -0.24%
1  AllianceBernstein Worldwide Privitization Portfolio
   - Class A                                                 350,467    14.89     5,217,750        0.24% +       1.40%      -18.47%
5  Delaware VIP Balanced Series                                9,627    28.22       271,658        2.58%         1.25%       -8.81%
5  Delaware VIP Capital Reserves Series                       15,589    19.99       311,627        2.32%         1.25%        6.91%
5  Delaware VIP Cash Reserves Series                          12,132    16.42       199,267        3.95%         1.25%        2.59%
5  Delaware VIP Growth Opportunities Series                   62,802    26.99     1,695,119        0.00% +       1.25%      -16.84%
5  Delaware VIP High Yield Series                              7,738    16.82       130,168        9.89%         1.25%       -5.30%
5  Delaware VIP Large Cap Value Series                       107,096    31.87     3,412,903        0.19%         1.25%       -5.09%
1  Dreyfus Stock Index Fund - Initial shares                 170,684    17.12     2,921,961        1.01% +       1.40%      -13.41%
1  Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                     20,699    11.09       229,547        0.07%         1.40%       -2.89%
1  Fidelity VIP Asset Manager Portfolio - Initial Class       76,408    14.40     1,100,492        3.97% +       1.40%       -5.43%
1  Fidelity VIP Contrafund Portfolio - Initial Class          47,602    12.71       604,888        0.82% +       1.40%      -13.50%
1  Fidelity VIP Growth Portfolio - Initial Class             205,699    16.29     3,350,724        0.08% +       1.40%      -18.80%
1  Fidelity VIP High Income Portfolio - Initial Class         36,925     8.29       306,107       13.17%         1.40%      -12.92%
1  Fidelity VIP Investment Grade Bond Portfolio - Initial
   Class                                                      45,499    13.84       629,859        5.14%         1.40%        6.98%
1  Fidelity VIP Money Market Portfolio - Initial Class       265,588    12.38     3,287,656        4.15%         1.40%        2.73%
1  Fidelity VIP Overseas Portfolio - Initial Class            13,173    11.43       150,544        6.70% +       1.40%      -22.26%
1  Mercury HW International VIP Portfolio                      2,035     9.50        19,341        2.34% +       1.40%      -14.12%
1  Merrill Lynch Basic Value V.I. Fund - Class I               5,481    14.52        79,607        0.95% +       1.40%        2.79%
1  Merrill Lynch Core Bond V.I. Fund - Class I                 5,695    11.73        66,793        5.66%         1.40%        5.19%
1  Merrill Lynch Developing Capital Markets V.I. Fund
   - Class I                                                     914     7.84         7,158        0.92%         1.40%        0.07%
1  Merrill Lynch Global Allocation V.I. Fund - Class I         3,706    10.28        38,106        1.43%         1.40%      -10.12%
1  Merrill Lynch Global Growth V.I. Fund - Class I             1,187     8.26         9,807        0.91%         1.40%      -24.14%
1  Merrill Lynch High Current Income V.I. Fund - Class I       3,062     9.28        28,428       11.01%         1.40%        2.58%
1  Merrill Lynch Large Cap Core V.I. Fund - Class I              956    12.15        11,618        0.80%         1.40%       -8.70%
1  UBS U.S. Allocation Portfolio                              40,070    14.58       584,198        2.28% +       1.40%      -13.63%
2  UBS U.S. Allocation Portfolio                                 859    14.56        12,497        2.26% +       0.75%      -13.67%
1  Van Eck Worldwide Emerging Markets Fund                     2,108     6.61        13,924        0.00%         1.40%       -3.15%
1  Van Eck Worldwide Hard Assets Fund                            973     8.24         8,015        1.69%         1.40%      -11.72%

Footnotes
  1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
  2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
  3  Profile product.
  4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
  5  Variable Annuity product.
  6  Vanguard SPIA product.

                                   VA A - 43

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on the net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

(c) These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

   + The investment income ratio has been restated due to a misclassification in prior years of short-term and/or long-term capital gains between dividends from mutual funds and capital gain distributions from mutual funds. See Note H for further disclosure.

  ** Formerly AllianceBernstein Quasar Portfolio.

 *** Formerly Delaware VIP Large Cap Value Series.

**** Formerly Vanguard VIF Short-Term Corporate Portfolio.

                                   VA A - 44

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement

During the preparation of these 2004 financial statements, the Company identified certain misclassifications of long-term and short-term capital gains within several Sub-accounts. Specifically, for the years ended December 31, 2003 and 2002, the Company classified short-term capital gains as dividends from mutual funds. Prior to the year ended Cecember 31, 2002, the Company classified long-term and short-term capital gains as dividends from mutual funds. GAAP requires long-term and short-term capital gains to be classified as capital gain distributions from mutual funds. Accordingly, for the effected Sub-accounts, the Company restated net investment income (loss) and capital gain distributions from mutual funds for the year ended December 31, 2003. The related investment income ratio was also restated for the years ended December 31, 2003, 2002 and 2001, to be comparative. The restated balances for net investment income (loss) and capital gain distribution from mutual funds have been identified in the Statement of Changes in Net Assets and the related investment income ratio amounts have been disclosed in Note G - Financial Highlights.

The adjustments described above had no impact on the Company's net assets or the increase (decrease) in net assets resulting from operations for any period. A summary of the adjustments made and their effect on the financial statements is presented below:

                                                                                      For the Year Ended December 31, 2003
                                                                             -----------------------------------------------------
                                                                                 Net Investment         Capital Gain Distributions
                                                                                 Income (Loss)             from Mutual Funds
                                                                             ----------------------   ----------------------------
                                                                             Originally                 Originally
Sub-accounts                                                                   stated     Restated        stated      Restated
---------------------------------------------------------------------------  ----------  ----------   ------------  --------------
AllianceBernstein Small Cap Value Portfolio - Class A                        $    4,737  $  (23,252)  $     11,290    $    39,279
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A     343,742     233,253          4,652        115,141
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B       4,796       3,163             69          1,702
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                     24,640      18,068          3,034          9,606

                                                                                   Investment Income Ratio
                                                            -----------------------------------------------------------------------
                                                              For the Year Ended      For the Year Ended      For the Year Ended
                                                               December 31, 2003       December 31, 2002       December 31, 2001
                                                            ----------------------  ----------------------  -----------------------
                                                            Originally              Originally              Originally
Sub-accounts                                                  stated     Restated     stated     Restated     stated      Restated
----------------------------------------------------------  ----------  ----------  ----------  ----------  ----------  -----------
1  AIM V.I. Capital Appreciation Fund - Series I shares            n/a         n/a         n/a         n/a        6.54%        0.00%
1  AIM V.I. International Growth Fund - Series I shares            n/a         n/a         n/a         n/a        2.64%        0.29%
1  AllianceBernstein Americas Government Income Portfolio
   - Class A                                                       n/a         n/a        5.19%       5.11%       8.63%        7.59%
1  AllianceBernstein Growth and Income Portfolio - Class A         n/a         n/a         n/a         n/a        5.14%        0.62%
1  AllianceBernstein Growth and Income Portfolio - Class A         n/a         n/a         n/a         n/a        4.97%        0.59%
2  AllianceBernstein Growth and Income Portfolio - Class A         n/a         n/a         n/a         n/a        0.85%        0.10%
3  AllianceBernstein Growth and Income Portfolio - Class A         n/a         n/a         n/a         n/a        4.80%        0.57%
4  AllianceBernstein Growth and Income Portfolio - Class B         n/a         n/a         n/a         n/a        5.33%        0.59%
1  AllianceBernstein Growth Portfolio - Class A                    n/a         n/a         n/a         n/a       14.33%        0.27%
1  AllianceBernstein Growth Portfolio - Class A                    n/a         n/a         n/a         n/a       15.08%        0.29%
2  AllianceBernstein Growth Portfolio - Class A                    n/a         n/a         n/a         n/a        4.21%        0.08%
3  AllianceBernstein Growth Portfolio - Class A                    n/a         n/a         n/a         n/a        6.95%        0.13%
4  AllianceBernstein Growth Portfolio - Class B                    n/a         n/a         n/a         n/a       16.11%        0.16%
1  AllianceBernstein International Portfolio - Class A             n/a         n/a         n/a         n/a        5.66%        0.00%
3  AllianceBernstein International Portfolio - Class A             n/a         n/a         n/a         n/a        4.91%        0.00%
1  AllianceBernstein Premier Growth Portfolio - Class A            n/a         n/a         n/a         n/a        5.48%        0.00%
1  AllianceBernstein Premier Growth Portfolio - Class A            n/a         n/a         n/a         n/a        6.28%        0.00%
2  AllianceBernstein Premier Growth Portfolio - Class A            n/a         n/a         n/a         n/a        5.18%        0.00%
3  AllianceBernstein Premier Growth Portfolio - Class A            n/a         n/a         n/a         n/a        5.02%        0.00%
4  AllianceBernstein Premier Growth Portfolio - Class B            n/a         n/a         n/a         n/a        2.51%        0.00%
1  AllianceBernstein Quasar Portfolio - Class A                    n/a         n/a         n/a         n/a        3.12%        0.00%
1  AllianceBernstein Quasar Portfolio - Class A                    n/a         n/a         n/a         n/a        4.42%        0.00%

                                   VA A - 45

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement - Continued

                                                                                   Investment Income Ratio
                                                            -----------------------------------------------------------------------
                                                              For the Year Ended      For the Year Ended      For the Year Ended
                                                               December 31, 2003       December 31, 2002       December 31, 2001
                                                            ----------------------  ----------------------  -----------------------
                                                            Originally              Originally              Originally
Sub-accounts                                                  stated     Restated     stated     Restated     stated      Restated
----------------------------------------------------------  ----------  ----------  ----------  ----------  ----------  -----------
1  AllianceBernstein Small Cap Value Portfolio - Class A          1.40%       0.52%       0.40%       0.28%        n/a          n/a
1  AllianceBernstein Technology Portfolio - Class A                n/a         n/a         n/a         n/a        7.80%        0.00%
1  AllianceBernstein Technology Portfolio - Class A                n/a         n/a         n/a         n/a        8.13%        0.00%
2  AllianceBernstein Technology Portfolio - Class A                n/a         n/a         n/a         n/a        7.61%        0.00%
3  AllianceBernstein Technology Portfolio - Class A                n/a         n/a         n/a         n/a       16.17%        0.00%
4  AllianceBernstein Technology Portfolio - Class B                n/a         n/a         n/a         n/a        3.91%        0.00%
1  AllianceBernstein Total Return Portfolio - Class A              n/a         n/a        2.59%       1.91%       5.93%        2.15%
1  AllianceBernstein Total Return Portfolio - Class A              n/a         n/a        3.00%       2.21%       8.80%        3.19%
2  AllianceBernstein Total Return Portfolio - Class A              n/a         n/a        2.58%       1.90%       4.35%        1.56%
3  AllianceBernstein Total Return Portfolio - Class A              n/a         n/a        2.58%       1.90%       4.35%        1.58%
1  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                            3.85%       3.07%        n/a         n/a         n/a          n/a
3  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                            3.69%       2.94%        n/a         n/a         n/a          n/a
4  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B                                            3.86%       3.05%        n/a         n/a         n/a          n/a
1  AllianceBernstein Utility Income Portfolio - Class A            n/a         n/a         n/a         n/a        4.96%        4.22%
3  AllianceBernstein Utility Income Portfolio - Class A            n/a         n/a         n/a         n/a       13.23%       11.27%
1  AllianceBernstein Worldwide Privitization Portfolio
   - Class A                                                       n/a         n/a         n/a         n/a        5.98%        0.24%
5  Delaware VIP Growth Opportunities Series                        n/a         n/a         n/a         n/a       11.24%        0.00%
1  Dreyfus Stock Index Fund - Initial shares                       n/a         n/a         n/a         n/a        1.48%        1.01%
1  Fidelity VIP Asset Manager Portfolio - Initial Class            n/a         n/a         n/a         n/a        5.46%        3.97%
1  Fidelity VIP Contrafund Portfolio - Initial Class               n/a         n/a         n/a         n/a        3.73%        0.82%
1  Fidelity VIP Growth Portfolio - Initial Class                   n/a         n/a         n/a         n/a        7.68%        0.08%
1  Fidelity VIP Investment Grade Bond Portfolio - Initial
   Class                                                          5.18%       4.18%        n/a         n/a         n/a          n/a
1  Fidelity VIP Overseas Portfolio - Initial Class                 n/a         n/a         n/a         n/a       17.30%        6.70%
1  Mercury HW International VIP Portfolio                          n/a         n/a         n/a         n/a        4.67%        2.34%
1  Merrill Lynch Basic Value V.I. Fund - Class I                   n/a         n/a        1.41%       1.04%       5.95%        0.95%
1  UBS U.S. Allocation Portfolio                                   n/a         n/a         n/a         n/a        8.06%        2.28%
2  UBS U.S. Allocation Portfolio                                   n/a         n/a         n/a         n/a        8.01%        2.26%

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3    Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5    Variable Annuity product.
n/a  The investment income ratio did not change.

                                   VA A - 46

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)





                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2003 and 2002 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 29, 2005

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                                 December 31,      December 31,
                                                                     2004              2003
                                                               ---------------   ---------------
                                                                                    (Restated)
Assets

Investments:
Fixed maturities:
        Bonds available for sale, at fair value                $     8,083,232   $     7,791,941
        (cost: 2004 - $7,509,178; 2003 - $7,282,256)
Equity securities available for sale, at fair value                      1,807             1,652
        (cost: 2004 - $1,837; 2003 - $994)
Mortgage loans on real estate                                          368,752           414,008
Policy loans                                                            11,258            11,115
Other long-term investments                                             55,608            79,779
Short-term investments, at cost (approximates fair value)               15,157            93,935
                                                               ---------------   ---------------
    Total investments                                                8,535,814         8,392,430
Cash                                                                     2,282             2,275
Investment income due and accrued                                      119,047           116,023
Reinsurance assets                                                      46,974            37,266
Deferred policy acquisition costs                                       65,126            85,908
Amounts due from related parties                                         9,396            17,525
Other assets                                                            16,264             8,629
Assets held in separate accounts                                       204,782           216,087
                                                               ---------------   ---------------
    Total assets                                               $     8,999,685   $     8,876,143
                                                               ===============   ===============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                 December 31,      December 31,
                                                                     2004              2003
                                                               ---------------   ---------------
                                                                                    (Restated)
Liabilities

  Policyholders' contract deposits                             $     4,913,931   $     5,059,693
  Future policy benefits for life and accident
    and health insurance contracts                                   2,565,402         2,347,473
  Reserve for unearned premiums                                          1,425             5,338
  Policy and contract claims                                            75,310            61,034
  Income taxes payable                                                  81,688            58,520
  Derivative liabilities, at fair value                                 21,933            19,448
  Amounts due to related parties                                        18,200                 -
  Other liabilities                                                     47,634           185,825
  Liabilities related to separate accounts                             204,782           216,087
                                                               ---------------   ---------------
          Total liabilities                                          7,930,305         7,953,418
                                                               ---------------   ---------------
Shareholder's equity

  Common stock, $200 par value; 16,125 shares
    authorized, issued and outstanding                                   3,225             3,225
  Additional paid-in capital                                           238,025           238,025
  Accumulated other comprehensive income                               294,796           249,925
  Retained earnings                                                    533,334           431,550
                                                               ---------------   ---------------
          Total shareholder's equity                                 1,069,380           922,725
                                                               ---------------   ---------------
Total liabilities and shareholder's equity                     $     8,999,685   $     8,876,143
                                                               ===============   ===============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                       2004            2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Revenues:
  Premiums and other considerations                $    424,185    $    390,408   $    216,291
  Net investment income                                 548,964         545,549        536,071
  Realized capital gains (losses)                       (15,833)            743        (95,214)
                                                   ------------    ------------   ------------
          Total revenues                                957,316         936,700        657,148
                                                   ------------    ------------   ------------
Benefits and expenses:
  Death and other benefits                              365,809         324,239        305,223
  Increase in future policy benefits                    159,285         161,385         (3,319)
  Interest credited on policyholder contract
    deposits                                            209,198         221,986        280,974
  Insurance acquisition and other
    operating expenses                                   66,543          79,891         53,790
                                                   ------------    ------------   ------------
          Total benefits and expenses                   800,835         787,501        636,668
                                                   ------------    ------------   ------------
Income before income taxes                              156,481         149,199         20,480
                                                   ------------    ------------   ------------
Income taxes:
     Current                                             61,033          32,870         27,028
     Deferred                                            (6,389)         19,573        (19,351)
                                                   ------------    ------------   ------------
          Total income tax expense                       54,644          52,443          7,677
                                                   ------------    ------------   ------------
Net income before cumulative effect
  of accounting change                                  101,837          96,756         12,803
Cumulative effect of accounting change,
  net of tax                                                (53)              -              -
                                                   ------------    ------------   ------------
Net income                                         $    101,784    $     96,756   $     12,803
                                                   ============    ============   ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                       2004            2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Common stock
Balance at beginning and end of year               $      3,225    $      3,225   $      3,225
                                                   ------------    ------------   ------------
Additional paid-in capital
Balance at beginning of year                            238,025         238,025        197,025
Capital contributions from parent                             -               -         41,000
                                                   ------------    ------------   ------------
Balance at end of year                                  238,025         238,025        238,025
                                                   ------------    ------------   ------------
Accumulated other comprehensive income
  Balance at beginning of year                          249,925         164,210         39,124
  Adjustment (See Note 15)                                    -               -         28,470
                                                   ------------    ------------   ------------
  Balance, as adjusted                                  249,925         164,210         67,594
  Change in net unrealized appreciation of
    investments - net of reclassifications               71,158         136,176        159,465
     Deferred income tax expense on
       above changes                                    (26,218)        (46,313)       (53,088)
  Change in net derivative losses arising from
    cash flow hedging activities                           (107)         (6,381)       (15,017)
  Deferred income tax benefit on above changes               38           2,233          5,256
                                                   ------------    ------------   ------------
 Balance at end of year                                 294,796         249,925        164,210
                                                   ------------    ------------   ------------
Retained earnings
Balance at beginning of year                            431,550         334,794        333,626
Adjustment (See Note 15)                                      -               -        (11,635)
                                                   ------------    ------------   ------------
Balance, as adjusted                                    431,550         334,794        321,991
Net income                                              101,784          96,756         12,803
                                                   ------------    ------------   ------------
Balance at end of year                                  533,334         431,550        334,794
                                                   ------------    ------------   ------------
Total shareholder's equity                         $  1,069,380    $    922,725   $    740,254
                                                   ============    ============   ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                       2004            2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Cash flows from operating activities:
  Net income                                       $    101,784    $     96,756   $     12,803
Adjustments to reconcile net income to net
  cash provided by operating activities:
     Change in insurance reserves                       228,292         185,168       (139,000)
     Change in accounting principles                         53               -              -
     Change in reinsurance assets                        (9,708)          6,859        151,731
     Change in deferred policy acquisition costs         28,063          42,441        (40,814)
     Interest credited to policyholder contracts        209,198         221,986        280,974
     Change in other policyholders' contracts           (10,870)         19,270       (167,313)
     Change in investment income due and accrued         (3,024)         (1,634)       (17,535)
     Realized capital (gains) losses                     15,833            (743)        95,214
     Change in income taxes - net                        (3,012)         (4,211)       (13,036)
     Change in reserves for commissions, expenses
       and taxes                                         (1,622)            260         (2,058)
     Amortization of premiums and discounts on
       securities                                       (18,423)        (22,912)       (15,106)
     Change in other assets and liabilities - net      (107,665)         47,466        135,188
                                                   ------------    ------------   ------------
Net cash provided by operating activities               428,899         590,706        281,048
                                                   ------------    ------------   ------------
Cash flows from investing activities:
     Sale of fixed maturities                         1,660,282       2,143,951      1,642,037
     Cost of fixed maturities, matured or redeemed      387,337         441,382        759,609
     Sale of equity securities                            2,842          13,053         12,499
     Sale of real estate                                      -               -         36,098
     Purchase of fixed maturities                    (2,262,149)     (2,759,575)    (3,447,345)
     Purchase of equity securities                       (2,935)         (3,263)          (519)
     Purchase of real estate                             (2,110)            721              -
     Mortgage loans funded                              (46,726)        (87,200)       (30,695)
     Repayments of mortgage loans                        91,915          37,641         48,014
     Change in policy loans                                (143)           (755)          (148)
     Change in short-term investments                    78,778         (61,658)        36,342
     Change in other long-term investments                4,272          20,893            369
     Other - net                                          3,835          (3,676)       (49,806)
                                                   ------------    ------------   ------------
Net cash used in investing activities                   (84,802)       (258,486)      (993,545)
                                                   ------------    ------------   ------------
Cash flows from financing activities:
     Deposits on policyholder contracts                 156,631         260,495      1,109,206
     Withdrawals on policyholder contracts             (500,721)       (590,440)      (437,721)
     Capital contribution from parent                         -               -         41,000
                                                   ------------    ------------   ------------
Net cash provided by (used in) financing
  activities                                           (344,090)       (329,945)       712,485
                                                   ------------    ------------   ------------
Change in cash                                                7           2,275            (12)
Cash at beginning of year                                 2,275               -             12
                                                   ------------    ------------   ------------
Cash at end of year                                $      2,282    $      2,275   $          -
                                                   ============    ============   ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                        2004           2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Net income                                         $    101,784    $     96,756   $     12,803
Other comprehensive income
Change in net unrealized  appreciation of
  investments - net of reclassifications                 71,158         136,176        159,465
    Deferred income tax expense on above
      changes                                           (26,218)        (46,313)       (53,088)
Change in net derivative  losses arising from
  cash flow hedging activities                             (107)         (6,381)       (15,017)
    Deferred income tax benefit on above changes             38           2,233          5,256
                                                   ------------    ------------   ------------
Other comprehensive income                               44,871          85,715         96,616
                                                   ------------    ------------   ------------
Comprehensive income                               $    146,655    $    182,471   $    109,419
                                                   ============    ============   ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.      Nature of Operations

                American International Life Assurance Company of New York (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, U.S. Virgin Islands, Canada and Guam.

2.      Summary of Significant Accounting Policies

        (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

        (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                    2004          2003
                                                ------------  ------------
                Statutory net income             $   94,673     $  89,931
                Statutory capital and surplus    $  565,893     $ 496,240

                The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.      Summary of Significant Accounting Policies - (continued):

        (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

        (d) Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividends dates. Short-term investments consists of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

                Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholder's equity.

                Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

                In general, a security is considered a candidate for impairment if it meets any of the following criteria: (a) Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); (b) The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or
                (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or (c) In the opinion of the Companies management, it is possible that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

                Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

                Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

2.      Summary of Significant Accounting Policies - (continued):

                Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

                Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net investment income, consistent with the equity method of accounting.

                Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

                Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

                Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

2.      Summary of Significant Accounting Policies - (continued):

        (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews, for recoverability, the carrying amount of DAC at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

                DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

        (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

                A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.      Summary of Significant Accounting Policies - (continued):

        (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

                Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

                For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

                Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

        (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

        (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

        (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities

2.      Summary of Significant Accounting Policies - (continued):

                for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

        (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

                Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

        (l) Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps.

                The Company recognizes all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

                On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or a cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

                The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

                During 2004, there were no hedges that were discontinued or otherwise no longer qualify as hedges. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in net realized capital gains (losses).

2.      Summary of Significant Accounting Policies - (continued):

        (m) Reclassifications: Certain prior year items have been reclassified to conform with the current period presentation.

        (n) Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has
                (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

                The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

                The adoption of FIN46R did not have a material impact on the Company's results of operations or financial condition.

                The following VIE activities are not consolidated by the Company under FIN46R:

                (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

                (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

2.      Summary of Significant Accounting Policies - (continued):

                (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

                In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $53,000, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

                In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

                In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-01 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-01. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

2.      Summary of Significant Accounting Policies - (continued):

                In December 2004, the FASB issued Statement No. 123 (revised
                2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3.      Investment Information

        (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                       Years ended December 31,
                                             -------------------------------------------
                                                 2004            2003           2002
                                             ------------    ------------   ------------
                                                              (Restated)     (Restated)
        Fixed maturities                     $    512,526    $    510,472   $    490,780
        Equity securities                           2,556             331            860
        Mortgage loans                             30,851          31,058         31,862
        Policy loans                                  780             744            738
        Cash and short-term investments               488             903          2,029
        Other long-term investments                 6,339           8,131         13,014
                                             ------------    ------------   ------------
          Total investment income                 553,540         551,639        539,283
          Investment expenses                      (4,576)         (6,090)        (3,212)
                                             ------------    ------------   ------------
        Net investment income                $    548,964    $    545,549   $    536,071
                                             ============    ============   ============

        (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                        2004           2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
        Realized gains (losses) on investments:
        Fixed maturities                           $        634    $      3,844   $    (42,312)
        Equity securities                                   703           1,156         (2,904)
        Mortgage loans                                        -            (722)             -
        Other long-term investments                     (17,170)         (3,535)       (49,998)
                                                   ------------    ------------   ------------
           Realized gains (losses)                 $    (15,833)   $        743   $    (95,214)
                                                   ============    ============   ============
        Change in net unrealized appreciation
          (depreciation) of investments:
        Fixed maturities                           $     64,369    $    180,242   $    226,031
        Equity securities                                  (688)            654          2,181
        Deferred policy acquisition costs                 7,477         (44,555)       (68,692)
        Other                                                 -            (165)           (55)
        Derivative assets                                  (107)         (6,381)       (15,017)
                                                   ------------    ------------   ------------
           Change in net unrealized appreciation
             (depreciation) of investments         $     71,051    $    129,795   $    144,448
                                                   ============    ============   ============

                During 2004, 2003 and 2002, gross gains of $28,807,000,
                $61,092,000 and $67,334,000, respectively, and gross losses of $28,173,000, $57,848,000 and $156,746,000, respectively, were realized on dispositions of fixed maturities. The 2004, 2003 and 2002 losses include writedowns of $5,886,000, $36,639,000 and $39,054,000, respectively, for certain securities available for sale, which experienced a decline in value that are deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                During 2004, 2003 and 2002, gross gains of $703,000, $1,177,000 and $465,000, respectively, and gross losses of $0, $21,000, and $3,369,000, respectively, were realized on dispositions of equity securities.

                The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands):

                                      12 months or less      Greater than 12 months           Total
                                    ----------------------   ----------------------   -----------------------
                                                 Unrealized                Unrealized              Unrealized
        December 31, 2004          Fair Value      Losses    Fair Value      Losses   Fair Value     Losses
        -----------------          ----------    ----------  ----------   ----------  ----------   ----------
        Fixed maturities            $678,359      $18,895     $215,835      $14,959    $894,194     $33,854
        Equity Securities              1,497          170            -            -       1,497         170
                                    --------      -------     --------      -------    --------     -------
        Total                       $679,856      $19,065     $215,835      $14,959    $895,691     $34,024
                                    ========      =======     ========      =======    ========     =======

        (c)     Amortized Cost and Fair Value of Fixed Maturities and Equity
                Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                                      Gross         Gross
                                                    Amortized      Unrealized     Unrealized        Fair
        2004                                           Cost           Gains         Losses          Value
        ----                                       ------------   ------------   ------------   ------------
        Fixed maturities:
           U.S. Government and government
             agencies and authorities              $     80,881   $     14,737   $          5   $     95,613
           Foreign Governments                           35,934          3,289             19         39,204
           States, municipalities and
             political subdivisions                      65,719          7,953            603         73,069
           Mortgage-backed securities                   899,067         46,010          4,119        940,958
           All other corporate                        6,427,577        535,919         29,108      6,934,388
                                                   ------------   ------------   ------------   ------------
        Total fixed maturities                     $  7,509,178   $    607,908   $     33,854   $  8,083,232
                                                   ============   ============   ============   ============
           Equity securities                       $      1,837   $        140   $        170   $      1,807
                                                   ============   ============   ============   ============

                                                                      Gross         Gross
                                                    Amortized      Unrealized     Unrealized        Fair
        2003                                           Cost           Gains         Losses          Value
        ----                                       ------------   ------------   ------------   ------------
                                                    (Restated)     (Restated)     (Restated)     (Restated)
        Fixed maturities:
          U.S. Government and government
            agencies and authorities               $     84,724   $     18,337   $         19   $    103,042
          Foreign Governments                            25,664          2,450              -         28,114
          States, municipalities and
            political subdivisions                       41,841          7,748              -         49,589
          Mortgage-backed securities                    895,528         40,151          1,532        934,147
          All other corporate                         6,234,499        487,843         45,293      6,677,049
                                                   ------------   ------------   ------------   ------------
        Total fixed maturities                     $  7,282,256   $    556,529   $     46,844   $  7,791,941
                                                   ============   ============   ============   ============
         Equity securities                         $        994   $        658    $         -   $      1,652
                                                   ============   ============   ============   ============

                The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized         Fair
                                                       Cost           Value
                                                   ------------   ------------
        Fixed maturity securities, excluding
          mortgage-backed securities:
            Due in one year or less                $    178,254   $    181,698
            Due after one year through five years       945,610        995,123
            Due after five years through ten years    1,932,865      2,070,009
            Due after ten years                       3,553,382      3,895,444
        Mortgage-backed securities                      899,067        940,958
                                                   ------------   ------------
           Total fixed maturity securities         $  7,509,178   $  8,083,232
                                                   ============   ============

        (d)     Net Unrealized Gains (Losses) on Fixed Maturities and Equity
                Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                       2004            2003          2002
                                                   ------------    ------------  ------------
                                                                    (Restated)    (Restated)
        Gross unrealized gains                     $    608,048    $    557,187  $    501,298
        Gross unrealized losses                         (34,024)        (46,844)     (171,686)
        Deferred policy acquisition costs              (105,770)       (113,247)      (68,692)
        Deferred income tax expense                    (161,051)       (134,833)      (88,520)
                                                   ------------    ------------  ------------
           Net unrealized gains on securities      $    307,203    $    262,263  $    172,400
                                                   ============    ============  ============

        (e) Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $531,122,642 and $596,986,014, respectively, and an aggregate market value of $553,047,938 and $597,928,332, respectively.

        (f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's Statement of Income.

        (g) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

        (h) Statutory Deposits: Securities with a carrying value of $6,458,281 and $6,520,968 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

        (i) Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties located in 8 geographic regions, with loans totaling approximately 49% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 19% by properties located in the West region, 11% by properties located in the Mid-Atlantic region and 6% in the Mid-West region. No more than 5% of the portfolio was secured by properties in any other region.

                At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 33% for office, 20% for residential, 19% for retail, 17% for hotel/motel, 6% for industrial, and 5% other.

4.      Deferred Policy Acquisition Costs

        The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                            Years ended December 31,
                                                   ------------------------------------------
                                                       2004           2003           2002
                                                   ------------   ------------   ------------
        Balance at beginning of year               $     85,908   $    173,205   $    198,453
        Acquisition costs deferred                        2,883          4,713         59,400
        Amortization charged to income                  (31,142)       (47,455)       (15,160)
        Effect of net unrealized gains/losses             7,477        (44,555)       (68,692)
        Deferred policy acquisition costs
          transfer for terminated reinsurance                 -              -           (796)
                                                   ------------   ------------   ------------
        Balance at end of year                     $     65,126   $     85,908   $    173,205
                                                   ============   ============   ============

        During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company released deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5.      Policyholder Contract Deposits and Future Policy Benefits

        (a) The analysis of the policyholder contract deposit liabilities and future policy benefits at December 31, 2004 and 2003 follows (in thousands):

                                                       2004           2003
                                                   ------------   ------------
        Policyholder contract deposits:
        Annuities                                  $  4,356,244   $  4,467,621
        Guaranteed investment contracts (GICs)          356,245        393,674
        Universal life                                  113,913        112,732
        Corporate-owned life insurance                   34,111         32,516
        Other investment contracts                       53,418         53,150
                                                   ------------   ------------
                                                   $  4,913,931   $  5,059,693
                                                   ============   ============

                                                       2004           2003
                                                   ------------   ------------
        Future policy benefits:
        Ordinary life                              $     18,946   $     19,951
        Group life                                       26,849         23,304
        Life contingent annuities                     1,347,729      1,150,861
        Terminal funding                              1,120,582      1,121,810
        Accident and health                              51,296         31,547
                                                   ------------   ------------
                                                   $  2,565,402   $  2,347,473
                                                   ============   ============

        (b) The liability for policyholder contract deposits has been established based on the following assumptions:

                (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 percent to 6.0 percent grading to zero over a period of 0 to 7 years.

                (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.0 percent to 7.6 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

                (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.58 percent.

                (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of
                        4.5 percent to 5.55 percent and guarantees ranging from
                        4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.      Policyholder Contract Deposits and Future Policy Benefits - (continued):

        (c) The liability for future policy benefits has been established based upon the following assumptions:

                (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of
                        7.62 percent and grade to not less than 3.78 percent.

                (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 9.2 percent.

6.      Reserves for Guaranteed Benefits

        Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2004 were as follows:

                                                   Return of Net Deposits
                                                   Plus a Minimum Return
                                                   ----------------------
                                                    (dollars in millions)
        Account value                                     $ 190
        Net amount at risk (a)                               11
        Average attained age of contract holders             66
        Range of GMDB increase rates (b)               0.00%-10.00%

                (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

                (b)     Reinsured with top rated carriers.

        The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                  (In thousands)
        Balance at January 1, 2004 (b)             $         81
        Guaranteed benefits incurred                        225
        Guaranteed benefits paid                           (256)
                                                   ------------
        Balance at December 31, 2004               $         50
                                                   ============

                (b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-01.

        The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

        .       Data used was 1,000 stochastically generated investment
                performance scenarios.
        .       Mean investment performance assumption was 10%.
        .       Volatility assumption was 16%.
        .       Mortality was assumed to be 87.5% of the 1983a table.
        .       Lapse rates vary by contract type and duration and range from 5%
                to 25% with an average of 15%.
        .       The discount rate was 8%.

7.      Income Taxes

        (a)     Income tax liabilities were as follows (in thousands):

                                                     Years ended December 31,
                                                   ---------------------------
                                                       2004           2003
                                                   ------------   ------------
                                                                   (Restated)
        Current tax receivables                    $     26,343   $     29,720
        Net deferred tax liabilities                   (108,031)       (88,240)
                                                   ------------   ------------
        Income taxes payable                       $    (81,688)  $    (58,520)
                                                   ============   ============

        The components of deferred tax assets and liabilities were as follows (in thousands):

                                                     Years ended December 31,
                                                   ---------------------------
                                                       2004           2003
                                                   ------------   ------------
                                                                   (Restated)
        Deferred tax assets:
          Policy reserves                          $     60,539   $     49,977
          Other                                           2,137          8,815
                                                   ------------   ------------
                                                         62,676         58,792
                                                   ------------   ------------
        Deferred tax liabilities:
          Net unrealized gains on debt and
            equity securities available for sale   $    154,790   $    128,539
          Deferred policy acquisition costs               5,546         10,897
          Basis differential of investments               6,546          3,613
          Other                                           3,825          3,983
                                                   ------------   ------------
                                                        170,707        147,032
                                                   ------------   ------------
        Net deferred tax liabilities               $   (108,031)  $    (88,240)
                                                   ============   ============

        (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2004, the Company had approximately $2.9 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future. If the entire policyholders' surplus account became taxable at the current federal income tax rates, the tax would be approximately $1,008,000. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

        (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                            Years ended December 31,
                                                   ------------------------------------------
                                                       2004           2003           2002
                                                   ------------   ------------   ------------
                                                                   (Restated)     (Restated)
        Income tax expense at statutory
          percentage of GAAP pretax income         $     54,768   $     52,220   $      7,168
        State income tax                                    510            892            815
        Prior year true-ups                                (696)          (549)          (495)
        Other                                                62           (120)           189
                                                   ------------   ------------   ------------
              Income tax expense                   $     54,644   $     52,443   $      7,677
                                                   ============   ============   ============

        (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8.      Commitments and Contingencies

                The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

                The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

9.      Derivative Financial Instruments

        (a)     Use of Derivative Financial Instruments:
                The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

                Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

        (b)     Interest Rate and Currency Swap Agreements:
                Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

                Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

                The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholder's equity, consistent with the treatment of the related investment security.

                For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

                Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                Interest rate and currency swap agreements at December 31 were as follows (in millions):

                                                     2004        2003
                                                   --------    --------
        Liability Swaps
        Interest rate swap agreements to receive
          floating rate:
            Notional amount                        $    175    $    175
            Fair value                                   (4)        (10)

        Asset Swaps
        Currency swap agreements (receive U.S.
          dollars/pay Canadian dollars):
            Notional amount (in U.S. dollars)      $     30    $     30
            Fair value                                  (13)         (9)

        Currency swap agreements (receive U.S.
          dollars/pay Euro dollars):
            Notional amount (in U.S. dollars)      $      5    $      5
            Fair Value                                   (2)         (1)

        Currency swap agreements (receive U.S.
          dollars/pay Australian dollars):
            Notional amount (in U.S. dollars)      $      5    $      -
            Fair Value                                  (.3)          -

        (c)     Risks Inherent In the Use of Derivatives:
                Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

                Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

10.     Fair Value of Financial Instruments

        Statement of Financial Accounting Standards No. 107 "Disclosures about
                Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

        The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                      Fair          Carrying
        2004                                          Value          Amount
        ----                                       ------------   ------------
        Cash and short-term investments            $     17,439   $     17,439
        Fixed maturities                              8,083,232      8,083,232
        Equity securities                                 1,807          1,807
        Mortgage and policy loans                       402,558        380,010
        Investment contracts                          4,977,664      4,712,489
        Other long-term investments                      55,608         55,608
        Assets and liabilities related to
          separate accounts                             204,782        204,782
        Derivative liabilities                           21,933         21,933

                                                      Fair          Carrying
        2003                                          Value          Amount
        ----                                       ------------   ------------
                                                                   (Restated)
        Cash and short-term investments            $     96,210   $     96,210
        Fixed maturities                              7,791,941      7,791,941
        Equity securities                                 1,652          1,652
        Mortgage and policy loans                       466,478        425,123
        Investment contracts                          4,947,379      4,861,295
        Other long-term investments                      79,779         79,779
        Assets and liabilities related to
          separate accounts                             216,087        216,087
        Derivative liabilities                           19,448         19,448

        (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

                Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

                Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

                Equity securities: Fair values for equity securities were based upon quoted market prices.

                Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

                Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

                Other long-term investments: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

                Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

                Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11.     Shareholder's Equity

        (a) The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2004 or 2003.

        (b) The Company received a cash capital contribution from its parent in the amount of $41 million in 2002.

12.     Employee Benefits

        Effective January 1, 2002, substantially all of the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.     Reinsurance

        (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

                The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                          Premiums and Other Considerations
                                                  Life       ----------------------------------------------------------
                                                Insurance                      Accident
        December  31, 2004                      in Force         Life         and Health       Annuity        Total
        ------------------                    ------------   ------------    ------------   ------------   ------------
          Gross Premiums                        40,437,034        158,880          48,518        246,866        454,264
               Assumed - Nonaffiliated           1,045,988          2,353               -              -          2,353
               Assumed - Affiliated                    299              -               -              -              -
                                              ------------   ------------    ------------   ------------   ------------
          Total Assumed                          1,046,287          2,353               -              -          2,353
               Ceded - Nonaffiliated               576,871          2,602           7,075            317          9,994
               Ceded - Affiliated                      785            (58)         22,496              -         22,438
                                              ------------   ------------    ------------   ------------   ------------
          Total Ceded                              577,656          2,544          29,571            317         32,432
                                              ------------   ------------    ------------   ------------   ------------
          Net Premiums                          40,905,665        158,689          18,947        246,549        424,185
                                              ============   ============    ============   ============   ============
        Percentage of Amount Assumed to Net            2.6%           1.5%              0%             0%           0.6%

                                                                          Premiums and Other Considerations
                                                  Life       ----------------------------------------------------------
                                                Insurance                      Accident
        December 31, 2003                       in Force         Life         and Health       Annuity        Total
        -----------------                     ------------   ------------    ------------   ------------   ------------
          Gross Premiums                        37,356,256        144,772         42,957        237,875        425,604
               Assumed - Nonaffiliated           1,105,544          3,433            230              -          3,663
               Assumed - Affiliated                    500              -              -              -              -
                                              ------------   ------------   ------------   ------------   ------------
          Total Assumed                          1,106,044          3,433            230              -          3,663
               Ceded - Nonaffiliated               610,020          3,009         13,845            397         17,251
               Ceded - Affiliated                      845          1,593         20,015              -         21,608
                                              ------------   ------------   ------------   ------------   ------------
          Total Ceded                              610,865          4,602         33,860            397         38,859
                                              ------------   ------------   ------------   ------------   ------------
          Net Premiums                          37,851,435        143,603          9,327        237,478        390,408
                                              ============   ============   ============   ============   ============

        Percentage of Amount Assumed to Net            2.9%           2.4%           2.5%             0%           0.9%

                                                                          Premiums and Other Considerations
                                                  Life       ----------------------------------------------------------
                                                Insurance                      Accident
        December 31, 2002                       in Force         Life         and Health       Annuity        Total
        -----------------                     ------------   ------------    ------------   ------------   ------------
          Gross Premiums                        37,923,271        125,430         36,095          85,083        246,608
               Assumed - Nonaffiliated          20,539,992          1,762           (230)              -          1,532
               Assumed - Affiliated                    965             95              -               -             95
                                              ------------   ------------   ------------    ------------   ------------
          Total Assumed                         20,540,957          1,857           (230)              -          1,627
               Ceded - Nonaffiliated               776,580          2,733         10,887             399         14,019
               Ceded - Affiliated               19,405,975             26         17,899               -         17,925
                                              ------------   ------------   ------------    ------------   ------------
          Total Ceded                           20,182,555          2,759         28,786             399         31,944

                                              ------------   ------------   ------------    ------------   ------------
          Net Premiums                          38,281,673        124,528          7,079          84,684        216,291
                                              ============   ============   ============    ============   ============
        Percentage of Amount Assumed to Net           53.7%           1.5%          (3.2)%             0%           0.8%

        (b) Reinsurance recoveries, which reduced death and other benefits, approximated $19,552,000 and $25,960,000 respectively, for the years ended December 31, 2004 and 2003.

                The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.     Transactions with Related Parties

        (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $22,438,000 and $3,411,000, respectively, for the year ended December 31, 2004. Premium income and commission ceded for 2003 amounted to $21,607,000 and $2,397,000, respectively. Premium income and commission ceded for 2002 amounted to $17,925,000 and $2,473,000, respectively. Premium income and commission expense assumed from affiliates aggregated $0 and $0, respectively, for 2004, compared to $0 and $0, respectively, for 2003, and $95,000 and $3,000, respectively, for 2002.

                In 2003, the Company commuted a ceded reinsurance treaty with Lexington Insurance Company that was fully offset by commuting an assumed reinsurance treaty with Metropolitan Life Insurance Company, resulting in no net impact to the Company's results of operations or financial position.

        (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $13,302,000 in premiums relating to this business for 2004, $11,399,000 for 2003, and $4,042,000 for 2002.

        (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $13,126,000,
                $10,589,000 and $6,556,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $7,648,000, respectively, for costs incurred by the Company but attributable to affiliates.

        (d) The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

15. Restatement
    -----------

     Certain financial statement components as of December 31, 2003 and 2002 and for the years then ended have been restated. These restatements relate to the corrections of a general allowance for mortgage loans inappropriately set up prior to 2002, an overstatement of reserves in 2002, cash flow information related to certain deposit-type products and other miscellaneous components.

     A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                                            As of and for the year ended      As of and for the year ended
                                                                December 31, 2003                  December 31, 2002
                                                           -----------------------------     -------------------------------
                                                           As originally                     As originally
                                                               Stated       Restated             stated        Restated
                                                           -----------------------------     -------------------------------
Balance Sheets
--------------
    Mortgage loans on real estate                          $    395,008   $   414,008
    Amounts due from related parties                             14,425        17,525
    Total assets                                              8,846,820     8,876,143
    Income taxes payable                                         51,450        58,520
    Other liabilities                                           183,925       185,825
    Total liabilities                                         7,937,225     7,953,418
    Accumulated other comprehensive income                      250,575       249,925
    Retained earnings                                           417,770       431,550
    Total liabilities and shareholders' equity                8,846,820     8,876,143



Statements of Income
--------------------
    Net investment income                                       542,949       545,549         $   540,971     $   536,071
    Realized capital gains (losses)                               1,143           743            (142,314)        (95,214)
    Death and other benefits                                    310,501       324,239             324,161         305,223
    Insurance acquisition and other operating expenses           81,664        79,891              41,144          53,790
    Deferred income tax expense                                  23,473        19,573             (36,936)        (19,351)
    Net income (loss)                                           103,994        96,756             (19,850)         12,803



Statements of Shareholders' Equity
----------------------------------
    Change in net unrealized appreciation of
    investments - net of reclassifications                      134,876       136,176             205,565         159,465
    Deferred income tax expense on above changes                (45,858)      (46,313)            (69,223)        (53,088)
    Accumulated other comprehensive income                      250,575       249,925             165,705         164,210
    Retained earnings                                           417,770       431,550             313,776         334,794
    Total shareholders' equity                                  909,595       922,725             720,731         740,254



    ------------------------

                                                            As of and for the year ended      As of and for the year ended
                                                                December 31, 2003                  December 31, 2002
                                                           -----------------------------     -------------------------------
                                                           As originally                     As originally
                                                               Stated       Restated             stated        Restated
                                                           -----------------------------     -------------------------------
Statements of Cash Flows
------------------------
    Change in other policyholders' contracts                      (69,434)       19,270             947,993        (167,313)
    Interest credited to policyholder contracts                         -       221,986                   -         280,974
    Change in income taxes - net                                     (311)       (4,211)            (30,621)        (13,036)
    Change in deferred policy acquisition costs                    42,741        42,441             (42,114)        (40,814)
    Realized capital (gains) losses                                (1,143)         (743)            142,314          95,214
    Change in other assets and liabilities - net                   51,566        47,466             124,488         135,188
    Net cash provided by operating activities                     295,154       590,706           1,100,242         281,048
    Change in other long-term investments                          24,693        20,893              (3,431)            369
    Net cash used in investing activities                        (254,686)     (258,486)           (997,345)       (993,545)
    Net policyholder by account deposits/withdrawals              (38,193)            -            (143,909)              -
    Deposits on policyholders contracts                                 -       260,495                   -       1,109,206
    Withdrawals on policyholder contracts                               -      (590,440)                  -        (437,721)
    Net cash provided by (used in) financing activities           (38,193)     (329,945)           (102,909)        712,485



                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

     (1) Audited Financial Statements of Variable Account A of American International Life Assurance Company of New York for the year ended December 31, 2004, are included in Part B of the registration statement.

     (2) Audited Financial Statements of American International Life Assurance Company of New York for the year ended December 31, 2004, are included in Part B of the registration statement.

(b)  Exhibits.

     (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

     (2)       N/A

     (3)(a) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (3)

     (4)(a) Form of Single Premium Group Immediate Variable Annuity Nonparticipating Contract, Form No. 21GVIA1000. (5)

     (4)(b)    Form of Single Premium Immediate Variable Annuity
               Nonparticipating Certificate of Coverage, Form No. 26GVIA1000.
               (5)

     (4)(c)    Form of Certificate Schedule, Form No. 14EGAN403. (5)

     (4)(d)    Form Endorsement - Partial Withdrawal Option, Form No.
               26GVPW0403. (5)

     (4)(e)    Form Endorsement - Cancellation Option, Form No. 24GVCO403. (5)

     (4)(f) Form Endorsement - Initial Allocation of Net Single Premium, Form No. 26GVMM403. (5)

     (5)       Form of Variable Annuity Enrollment Form, Form No. 24GVIA1000.
               (5)

     (6)(a) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (3)

     (6)(b) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

     (6)(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

     (6)(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

     (6)(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

     (6)(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

     (6)(g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

     (7)       N/A

     (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (3)

     (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (3)

     (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (3)

     (8)(a)(iv) Form of Addendum No. 6 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated June 9, 1981. (3)

     (8)(a)(v) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (3)

     (8)(a)(vi) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (3)

     (8)(a)(vii) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, LLC, effective January 1, 2002. (6)

     (8)(a)(viii) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (7)

     (8)(b)(i) Form of Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001. (2)

     (8)(b)(ii) Form of Addendum to Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. (4)

     (8)(c) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York.
               (4)

     (8)(d) General Guarantee Agreement between American International Life Assurance Company of New York and National Union Fire Insurance Company of Pittsburgh, Pa. (8)

     (8)(e) AIG Support Agreement between American International Life Assurance Company of New York and American International Group, Inc. (8)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (5)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

     (11)      N/A

     (12)      N/A

----------

(1) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 033-39170) of Variable Account A of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 24, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 25, 2003.

(5) Incorporated by reference to the initial filing of Form N-4 Registration Statement (File No. 333-108724) of Variable Account A of American International Life Assurance Company of New York filed on September 12, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 28, 2004.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 2, 2005.

(8) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on August 12, 2005.

Item 25. Directors and Officers of the Depositor

                                                         Positions and Offices with Depositor
       Name and Principal                          American International Life Assurance Company
        Business Address                                           of New York
---------------------------------   ------------------------------------------------------------------------
Rodney O. Martin, Jr.               Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff                 Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                      Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

Marion E. Fajen                     Director
5608 N. Water Bury Rd.
Des Moines, IA 50312

Patrick J. Foley                    Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell, III               Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes                      Director
70 Pine Street
New York, NY 10270

                                                         Positions and Offices with Depositor
       Name and Principal                          American International Life Assurance Company
        Business Address                                           of New York
---------------------------------   ------------------------------------------------------------------------
David L. Herzog                     Director
2929 Allen Parkway
Houston, TX 77019

John I. Howell                      Director
Indian Rock Corp.
263 Glenville Rd., 2nd Floor
Greenwich, CT 06831

Ernest T. Patrikis                  Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                     Director, Executive Vice President and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift                Director, Executive Vice President and Chief Financial Officer
2929 Allen Parkway
Houston, TX 77019

James W. Weakley                    Director, President-Group Benefits & Financial Institutions, and AIG
2929 Allen Parkway                  Workplace Solutions Profit Center and
Houston, TX 77019                   Chief Executive Officer-Group Benefits & Financial Institutions, and AIG
                                    Workplace Solutions Profit Center

Thomas L. Booker                    President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard A. Hollar                   President-Life Brokerage Profit Center and
750 West Virginia Street            Chief Executive Officer-Life Brokerage Profit Center
Milwaukee, WI 53204

David R. Armstrong                  Executive Vice President
3600 Route 66
Neptune, NJ 07754-1580

                                                         Positions and Offices with Depositor
       Name and Principal                          American International Life Assurance Company
        Business Address                                           of New York
---------------------------------   ------------------------------------------------------------------------
Chris T. Calos                      Executive Vice President
3600 Route 66
Neptune, NJ 07754

Erik A. Baden                       Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Wayne A. Barnard                    Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein                 Senior Vice President and Chief Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi                    Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson                  Senior Vice President and Chief Information Officer
2727-A Allen Parkway
Houston, TX 77019

James A. Galli                      Senior Vice President and
830 Third Avenue                    Chief Business Development Officer
New York, NY 10022

Robert M. Goldbloom                 Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding                Senior Vice President and Chief Underwriting Officer
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.              Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

                                                         Positions and Offices with Depositor
       Name and Principal                          American International Life Assurance Company
        Business Address                                           of New York
---------------------------------   ------------------------------------------------------------------------
S. Douglas Israel                   Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings                    Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson                   Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                      Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Frank A. Kophamel                   Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech                      Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire                     Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo                    Senior Vice President
2727 Allen Parkway
Houston, TX 77019

William J. Packer                   Senior Vice President
3600 Route 66
Neptune, NJ 07754

Barry Pelleterri                    Senior Vice President
3600 Route 66
Neptune, NJ 07754

                                                         Positions and Offices with Depositor
       Name and Principal                          American International Life Assurance Company
        Business Address                                           of New York
---------------------------------   ------------------------------------------------------------------------
John W. Penko                       Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi                    Senior Vice President and Illustration Actuary
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dewitt M. Smith                     Senior Vice President
3600 Route 66
Neptune, NJ 07754

James P. Steele                     Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele                    Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Steven E. Zimmerman                 Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon                     Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                      Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski                 Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen                   Vice President
2727-A Allen Parkway
Houston, TX 77019

                                                         Positions and Offices with Depositor
       Name and Principal                          American International Life Assurance Company
        Business Address                                           of New York
---------------------------------   ------------------------------------------------------------------------
David R. Brady                      Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman                Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

Robert W. Busby                     Vice President
3600 Route 66
Neptune, NJ 07754-1580

David W. Butterfield                Vice President
3600 Route 66
Neptune, NJ 07754

Joseph S. Cella                     Vice President
70 Pine Street
New York, NY 10270

Robert W. Chesner                   Vice President
2929 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield              Vice President
750 West Virginia Street
Milwaukee, WI 53204

Donna F. Fahey                      Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi                 Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

                                                         Positions and Offices with Depositor
       Name and Principal                          American International Life Assurance Company
        Business Address                                           of New York
---------------------------------   ------------------------------------------------------------------------
Kevin P. Fitzpatrick                Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette                 Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer                Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer                      Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty                       Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Keith C. Honig                      Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Karen M. Isaacs                     Vice President
3600 Route 66
Neptune, NJ 07754

David S. Jorgensen                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Gary J. Kleinman                    Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

Randy J. Marash                     Vice President
3600 Route 66
Neptune, NJ 07754

                                                         Positions and Offices with Depositor
       Name and Principal                          American International Life Assurance Company
        Business Address                                           of New York
---------------------------------   ------------------------------------------------------------------------
W. Larry Mask                       Vice President, Real Estate Investment Officer and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Gordon S. Massie                    Vice President
2929 Allen Parkway
Houston, TX 77019

Richard D. McFarland                Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard A. Mercante                 Vice President
175 Water Street
New York, NY 10038

Deanna Osmonson                     Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.                Vice President, Real Estate Investment Officer and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen                 Vice President
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel                    Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Walter J. Rudecki, Jr.              Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben                  Vice President
1 Franklin Square
Springfield, IL 62713

                                                         Positions and Offices with Depositor
       Name and Principal                          American International Life Assurance Company
        Business Address                                           of New York
---------------------------------   ------------------------------------------------------------------------
Kristin E. Sather                   Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott                    Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                        Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                      Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Veronica Torralba                   Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh                     Vice President
3600 Route 66
Neptune, NJ 07754

Susan J. Wilhite                    Vice President
One Woodfield Lake
Schaumberg, IL 60173

Ronald Williams                     Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck                   Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                     Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

                               SUBSIDIARIES OF AIG

                                                                                                                 Percentage
                                                                                                                  of Voting
                                                                                                                 Securities
                                                                                           Jurisdiction of     Owned by its
                                                                                             Incorporation        Immediate
                                                                                           or Organization      Parent/(2)/
                                                                                           ---------------     ------------
American International Group, Inc./(1)/...........................................................Delaware................./(3)/
   AIG Aviation, Inc. .............................................................................Georgia..............100
   AIG Bulgaria Insurance and Reinsurance Company EAD.............................................Bulgaria..............100
   AIG Capital Corporation........................................................................Delaware..............100
      AIG Consumer Finance Group, Inc. ...........................................................Delaware..............100
         AIG Bank Polska S.A. ......................................................................Poland............97.23
         AIG Credit S.A. ...........................................................................Poland...............80
         Compania Financiera Argentina S.A. .....................................................Argentina.............92.7
      AIG Finance Holdings, Inc. .................................................................New York..............100
         AIG Finance (Hong Kong) Limited.........................................................Hong Kong..............100
      AIG Global Asset Management Holdings Corp. .................................................Delaware..............100
         AIG Asset Management Services, Inc. .....................................................Delaware..............100
            Brazos Capital Management, L.P. ......................................................Delaware...............92
         AIG Capital Partners, Inc. ..............................................................Delaware..............100
         AIG Equity Sales Corp. ..................................................................New York..............100
         AIG Global Investment Corp. ...........................................................New Jersey..............100
      International Lease Finance Corporation...................................................California............64.85/(4)/
      AIG Global Real Estate Investment Corp. ....................................................Delaware..............100
   AIG Credit Corp. ..............................................................................Delaware..............100
      A.I. Credit Corp. .....................................................................New Hampshire..............100
      Imperial Premium Finance, Inc. ...........................................................California..............100
      Imperial Premium Finance, Inc. .............................................................Delaware..............100
   AIG Egypt Insurance Company, S.A.E. ..............................................................Egypt............89.98
   AIG Federal Savings Bank.......................................................................Delaware..............100
   AIG Financial Advisor Services, Inc. ..........................................................Delaware..............100
      AIG Financial Advisor Services (Europe), S.A. ............................................Luxembourg..............100
   AIG Financial Products Corp. ..................................................................Delaware..............100
      AIG Matched Funding Corp. ..................................................................Delaware..............100
      Banque AIG ...................................................................................France...............90/(5)/
   AIG Funding, Inc. .............................................................................Delaware..............100
   AIG Global Trade & Political Risk Insurance Company..........................................New Jersey..............100
   A.I.G. Golden Insurance Ltd. ....................................................................Israel............50.01
   AIG Life Insurance Company.....................................................................Delaware...............79/(6)/
   AIG Life Insurance Company of Canada.............................................................Canada..............100
   AIG Life Insurance Company of Puerto Rico...................................................Puerto Rico..............100

                               SUBSIDIARIES OF AIG

                                                                                                                 Percentage
                                                                                                                  of Voting
                                                                                                                 Securities
                                                                                           Jurisdiction of     Owned by its
                                                                                             Incorporation        Immediate
                                                                                           or Organization      Parent/(2)/
                                                                                           ---------------     ------------
   AIG Liquidity Corp. ...........................................................................Delaware..............100
   AIG Marketing, Inc. ...........................................................................Delaware..............100
   AIG Memsa, Inc. ...............................................................................Delaware..............100/(7)/
      Tata AIG General Insurance Company Limited.....................................................India...............26
   AIG Private Bank Ltd. ......................................................................Switzerland..............100
   AIG Retirement Services, Inc. .................................................................Delaware..............100/(8)/
      SunAmerica Life Insurance Company............................................................Arizona..............100
         SunAmerica Investments, Inc. .............................................................Georgia...............70/(9)/
            AIG Advisor Group, Inc. ..............................................................Maryland..............100
               Advantage Capital Corporation......................................................New York..............100
               FSC Securities Corporation.........................................................Delaware..............100
               Royal Alliance Associates, Inc. ...................................................Delaware..............100
               Sentra Securities Corporation....................................................California..............100
               Spelman & Co., Inc. .............................................................California..............100
               SunAmerica Securities, Inc. .......................................................Delaware..............100
            AIG SunAmerica Life Assurance Company..................................................Arizona..............100/(10)/
               AIG SunAmerica Asset Management Corp. .............................................Delaware..............100
                  AIG SunAmerica Capital Services. Inc. ..........................................Delaware..............100
            First SunAmerica Life Insurance Company...............................................New York..............100
   AIG Risk Management, Inc. .....................................................................New York..............100
   AIG Technologies, Inc. ...................................................................New Hampshire..............100
   AIGTI, Inc. ...................................................................................Delaware..............100
   AIG Trading Group Inc. ........................................................................Delaware..............100
      AIG International, Inc. ....................................................................Delaware..............100
   AIU Insurance Company..........................................................................New York...............52/(11)/
   AIU North America, Inc. .......................................................................New York..............100
   American General Corporation......................................................................Texas..............100
      American General Bancassurance Services, Inc. ..............................................Illinois..............100
      AGC Life Insurance Company..................................................................Missouri..............100
         AIG Assurance Canada.......................................................................Canada..............100/(7)/
         AIG Life of Bermuda, Ltd. ................................................................Bermuda..............100
         American General Life and Accident Insurance Company....................................Tennessee..............100
         American General Life Insurance Company.....................................................Texas..............100
            American General Annuity Service Corporation.............................................Texas..............100
            AIG Enterprise Services, LLC. ........................................................Delaware..............100
            American General Equity Services Corporation..........................................Delaware..............100
            American General Life Companies, LLC. ................................................Delaware..............100
            The Variable Annuity Life Insurance Company..............................................Texas..............100
               VALIC Retirement Services Company.....................................................Texas..............100
               VALIC Trust Company...................................................................Texas..............100
         American General Property Insurance Company.............................................Tennessee............51.85/(12)/
            American General Property Insurance Company of Florida.................................Florida..............100
         AIG Annuity Insurance Company...............................................................Texas..............100
         The United States Life Insurance Company in the City of New York.........................New York..............100
      American General Finance, Inc. ..............................................................Indiana..............100
         American General Auto Finance, Inc. .....................................................Delaware..............100

                               SUBSIDIARIES OF AIG

                                                                                                                 Percentage
                                                                                                                  of Voting
                                                                                                                 Securities
                                                                                           Jurisdiction of     Owned by its
                                                                                             Incorporation        Immediate
                                                                                           or Organization      Parent/(2)/
                                                                                           ---------------     ------------
         American General Finance Corporation......................................................Indiana..............100
            MorEquity, Inc. ........................................................................Nevada..............100
               Wilmington Finance, Inc. ..........................................................Delaware..............100
            Merit Life Insurance Co. ..............................................................Indiana..............100
            Yosemite Insurance Company.............................................................Indiana..............100
               CommoLoCo, Inc. ................................................................Puerto Rico..............100
         American General Financial Services of Alabama, Inc. .....................................Alabama..............100
      American General Investment Management Corporation..........................................Delaware..............100
      American General Realty Investment Corporation.................................................Texas..............100
      American General Assurance Company..........................................................Illinois..............100
         American General Indemnity Company ......................................................Illinois..............100
         USLIFE Credit Life Insurance Company of Arizona...........................................Arizona..............100
      Knickerbocker Corporation......................................................................Texas..............100
   American Home Assurance Company................................................................New York..............100
      AIG Domestic Claims, Inc. ..................................................................Delaware...............50/(13)/
      AIG Hawaii Insurance Company, Inc. ...........................................................Hawaii..............100
         American Pacific Insurance Company, Inc. ..................................................Hawaii..............100
      American International Insurance Company....................................................New York..............100
         American International Insurance Company of California, Inc. ..........................California..............100
         American International Insurance Company of New Jersey.................................New Jersey..............100
         Minnesota Insurance Company.............................................................Minnesota..............100
      American International Realty Corp. ........................................................Delaware.............31.5/(14)/
      Pine Street Real Estate Holdings Corp. ................................................New Hampshire............31.47/(14)/
      Transatlantic Holdings, Inc. ...............................................................Delaware............33.45/(15)/
         Transatlantic Reinsurance Company........................................................New York..............100
            Putnam Reinsurance Company............................................................New York..............100
            Trans Re Zurich....................................................................Switzerland..............100
   American International Insurance Company of Delaware...........................................Delaware..............100
   American International Life Assurance Company of New York......................................New York............77.52/(16)/
   American International Reinsurance Company, Ltd. ...............................................Bermuda..............100
      AIG Edison Life Insurance Company..............................................................Japan...............90/(17)/
      American International Assurance Company, Limited..........................................Hong Kong..............100
      American International Assurance Company (Australia) Limited...............................Australia..............100
      American International Assurance Company (Bermuda) Limited...................................Bermuda..............100
         American International Assurance Co. (Vietnam) Limited....................................Vietnam..............100
         Tata AIG Life Insurance Company Limited.....................................................India...............26
      Nan Shan Life Insurance Company, Ltd. ........................................................Taiwan...............95
   American International Underwriters Corporation................................................New York..............100
   American International Underwriters Overseas, Ltd. .............................................Bermuda..............100
      AIG Europe (Ireland) Limited.................................................................Ireland..............100
      AIG Europe (U.K.) Limited....................................................................England..............100
      AIG Brasil Companhia de Seguros...............................................................Brazil...............50
      Universal Insurance Co., Ltd. ..............................................................Thailand..............100
      La Seguridad de Centroamerica, Compania de Seguros S.A. ...................................Guatemala..............100
      La Meridional Compania Argentina de Seguros................................................Argentina..............100
      American International Insurance Company of Puerto Rico..................................Puerto Rico..............100

                               SUBSIDIARIES OF AIG

                                                                                                                 Percentage
                                                                                                                  of Voting
                                                                                                                 Securities
                                                                                           Jurisdiction of     Owned by its
                                                                                             Incorporation        Immediate
                                                                                           or Organization      Parent/(2)/
                                                                                           ---------------     ------------
      A.I.G. Colombia Seguros Generales S.A. .....................................................Colombia..............100
      American International Underwriters GmBH.....................................................Germany..............100
      Underwriters Adjustment Company, Inc. ........................................................Panama..............100
   American Life Insurance Company................................................................Delaware..............100
      AIG Life (Bulgaria) Z.D. A.D. ..............................................................Bulgaria..............100
      ALICO, S.A. ..................................................................................France..............100
      First American Polish Life Insurance and Reinsurance Company, S.A. ...........................Poland..............100
      Inversiones Interamericana  S.A. (Chile).......................................................Chile..............100
      Pharaonic American Life Insurance Company......................................................Egypt............71.63
      Unibanco AIG Seguros S.A. ....................................................................Brazil............47.81/(18)/
   AIG Life Insurance Company (Switzerland) Ltd. ..............................................Switzerland..............100
   American Security Life Insurance Company, Ltd. ............................................Lichtenstein..............100
   Birmingham Fire Insurance Company of Pennsylvania..........................................Pennsylvania..............100
   China America Insurance Company, Ltd. .........................................................Delaware...............50
   Commerce and Industry Insurance Company........................................................New York..............100
   Commerce and Industry Insurance Company of Canada...............................................Ontario..............100
   Delaware American Life Insurance Company.......................................................Delaware..............100
   Hawaii Insurance Consultants, Ltd. ..............................................................Hawaii..............100
   HSB Group, Inc.  ..............................................................................Delaware..............100
      The Hartford Steam Boiler Inspection and Insurance Company...............................Connecticut..............100
         The Hartford Steam Boiler Inspection and Insurance Company of Connecticut.............Connecticut..............100
         HSB Engineering Insurance Limited.........................................................England..............100
            The Boiler Inspection and Insurance Company of Canada...................................Canada..............100
   The Insurance Company of the State of Pennsylvania.........................................Pennsylvania..............100
   Landmark Insurance Company...................................................................California..............100
   Mt. Mansfield Company, Inc. ....................................................................Vermont..............100
   National Union Fire Insurance Company of Pittsburgh, Pa. ..................................Pennsylvania..............100
      American International Specialty Lines Insurance Company......................................Alaska...............70/(19)/
      Lexington Insurance Company.................................................................Delaware...............70/(19)/
         AIG Centennial Insurance Company.....................................................Pennsylvania..............100
            AIG Premier Insurance Company.....................................................Pennsylvania..............100
               AIG Indemnity Insurance Company................................................Pennsylvania..............100
            AIG Preferred Insurance Company...................................................Pennsylvania..............100
            AIG Auto Insurance Company of New Jersey............................................New Jersey..............100
         JI Accident & Fire Insurance Co. Ltd. ......................................................Japan...............50
      National Union Fire Insurance Company of Louisiana.........................................Louisiana..............100
      National Union Fire Insurance Company of Vermont.............................................Vermont..............100
      21st Century Insurance Group..............................................................California............33.03/(20)/
         21st Century Insurance Company.........................................................California..............100
         21st Century Casualty Company..........................................................California..............100
         21st Century Insurance Company of the Southwest.............................................Texas..............100
      Starr Excess Liability Insurance Company, Ltd. .............................................Delaware..............100
         Starr Excess Liability Insurance International Ltd. ......................................Ireland..............100
   NHIG Holding Corp. ............................................................................Delaware..............100
      Audubon Insurance Company..................................................................Louisiana..............100
         Audubon Indemnity Company.............................................................Mississippi..............100

                               SUBSIDIARIES OF AIG

                                                                                                                 Percentage
                                                                                                                  of Voting
                                                                                                                 Securities
                                                                                           Jurisdiction of     Owned by its
                                                                                             Incorporation        Immediate
                                                                                           or Organization      Parent/(2)/
                                                                                           ---------------     ------------
         Agency Management Corporation...........................................................Louisiana..............100
            The Gulf Agency, Inc. .................................................................Alabama..............100
      New Hampshire Insurance Company.........................................................Pennsylvania..............100
         AIG Europe, S.A. ..........................................................................France................./(21)/
         AI Network Corporation...................................................................Delaware..............100
         American International Pacific Insurance Company.........................................Colorado..............100
         American International South Insurance Company.......................................Pennsylvania..............100
         Granite State Insurance Company......................................................Pennsylvania..............100
         New Hampshire Indemnity Company, Inc. ...............................................Pennsylvania..............100
            AIG National Insurance Company, Inc. .................................................New York..............100
         Illinois National Insurance Co. .........................................................Illinois..............100
         New Hampshire Insurance Services, Inc. .............................................New Hampshire..............100
      AIG Star Life Insurance Co., Ltd. .............................................................Japan..............100
   The Philippine American Life and General Insurance Company..................................Philippines............99.78
      Pacific Union Assurance Company...........................................................California..............100
      Philam Equitable Life Assurance Company, Inc. ...........................................Philippines............95.31
      Philam Insurance Company, Inc. ..........................................................Philippines..............100
   Risk Specialist Companies, Inc. ...............................................................Delaware..............100
   United Guaranty Corporation..............................................................North Carolina............36.3l/(22)/
      United Guaranty Insurance Company.....................................................North Carolina..............100
      United Guaranty Mortgage Insurance Company............................................North Carolina..............100
      United Guaranty Mortgage Insurance Company of North Carolina..........................North Carolina..............100
      United Guaranty Partners Insurance Company...................................................Vermont...............80
      United Guaranty Residential Insurance Company of North Carolina.......................North Carolina..............100
      United Guaranty Residential Insurance Company.........................................North Carolina............75.03/(23)/
         United Guaranty Commercial Insurance Company of North Carolina.....................North Carolina..............100
         United Guaranty Mortgage Indemnity Company.........................................North Carolina..............100
         United Guaranty Credit Insurance Company...........................................North Carolina..............100
      United Guaranty Services, Inc. .......................................................North Carolina..............100

----------
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

(2)  Percentages include directors' qualifying shares.

(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.

(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.

(5)  Also owned 10 percent by AIG Matched Funding Corp.

(6)  Also owned 21 percent by Commerce and Industry Insurance Company.

(7)  Indirect wholly-owned subsidiary.

(8)  Formerly known as AIG SunAmerica Inc.

(9)  Also owned 30 percent by AIG Retirement Services, Inc.

(10) Formerly known as Anchor National Life Insurance Company.

(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.

(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.

(13) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.

(14) Also owned by 11 other AIG subsidiaries.

(15) Also owned 25.95 percent by AIG.

(16) Also owned 22.48 percent by American Home Assurance Company.

(17) Also owned ten percent by a subsidiary of American Life Insurance Company.

(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.

(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.

(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.

(21) 100 percent to be held with other AIG companies.

(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.

(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor).

Item 27. Number of Contractowners

As of April 1, 2005, there were 39 owners of contracts of the class covered by this registration statement, 11 qualified contracts and 28 non-qualified contracts.

Item 28. Indemnification

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account B of American International Life Assurance Company of New York, which offers interests in flexible premium life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

     Name and Principal             Positions and Offices with Underwriter
       Business Address          American General Equity Services Corporation
---------------------------   -------------------------------------------------
Rodney O. Martin, Jr.         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire               Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis            Director
70 Pine Street
New York, NY 10270

Gary D. Reddick               Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller             President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.        Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez           Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson            Vice President, Chief Compliance Officer and Anti-
2727 Allen Parkway            Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck             Secretary
70 Pine Street
New York, NY 10270

     Name and Principal             Positions and Offices with Underwriter
       Business Address          American General Equity Services Corporation
---------------------------   -------------------------------------------------
Edward F. Andrzejewski        Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana            Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones               Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming               Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore              Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

                           Net Underwriting
    Name of Principal        Discounts and    Compensation on     Brokerage
       Underwriter            Commissions        Redemption     Commissions   Compensation
------------------------   ----------------   ---------------   -----------   ------------
American General Equity
   Services Corporation           0                   0               0             0

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

American International Life Assurance Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American International Life Assurance Company of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 11th day of August, 2005.

                                        VARIABLE ACCOUNT A OF AMERICAN
                                        INTERNATIONAL LIFE ASSURANCE COMPANY
                                        OF NEW YORK
                                        (Registrant)

                                    BY: AMERICAN INTERNATIONAL LIFE ASSURANCE
                                        COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                           AND COMPTROLLER

[SEAL]


ATTEST: LAUREN W. JONES
        -------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

        Signature                     Title                   Date
        ---------                     -----                   ----


RODNEY O. MARTIN, JR.         Director and Chairman     August 11, 2005
---------------------------
RODNEY O. MARTIN, JR.


DAVID J. DIETZ                Director, President and   August 11, 2005
---------------------------   Chief Executive Officer
DAVID J. DIETZ


CHRISTOPHER J. SWIFT          Director and Chief        August 11, 2005
---------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF           Director                  August 11, 2005
---------------------------
M. BERNARD AIDINOFF


MARION E. FAJEN               Director                  August 11, 2005
---------------------------
MARION E. FAJEN


PATRICK J. FOLEY              Director                  August 11, 2005
---------------------------
PATRICK J. FOLEY


CECIL C. GAMWELL III          Director                  August 11, 2005
---------------------------
CECIL C. GAMWELL III


JACK R. HARNES                Director                  August 11, 2005
---------------------------
JACK R. HARNES

        Signature                     Title                   Date
        ---------                     -----                   ----


DAVID L. HERZOG               Director                  August 11, 2005
---------------------------
DAVID L. HERZOG


JOHN I. HOWELL                Director                  August 11, 2005
---------------------------
JOHN I. HOWELL


ERNEST T. PATRIKIS            Director                  August 11, 2005
---------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK               Director                  August 11, 2005
---------------------------
GARY D. REDDICK


JAMES W. WEAKLEY              Director                  August 11, 2005
---------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 24. Exhibits

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1